UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549p. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)       The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semi-Annual Report
For the Six Months Ended
September 30, 2023

First Trust Exchange-Traded Fund VI

First Trust Nasdaq Bank ETF (FTXO)
First Trust Nasdaq Food & Beverage ETF (FTXG)
First Trust Nasdaq Oil & Gas ETF (FTXN)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
First Trust S-Network E-Commerce ETF (ISHP)
First Trust Nasdaq Semiconductor ETF (FTXL)
First Trust Nasdaq Transportation ETF (FTXR)
First Trust S-Network Streaming & Gaming ETF (BNGE)

First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2023

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that:informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
September 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended September 30, 2023.
A famous financial industry quote came to mind as I was sizing up the current business climate:“Wall Street has a few prudent principles; the trouble is that they are always forgotten when they are most needed.” The past year has been a time when those who stuck with their principles were rewarded, in my opinion. The financial markets continue to battle a myriad of headwinds, from geopolitical uncertainty resulting from war (Israel and Hamas and the conflict between Russia and Ukraine), to slowing global economic growth and inflation. Inflation, for one, has remained persistently high. A common measure of inflation is the 12-month rate of change in the Consumer Price Index (“CPI”). The CPI stood at 3.7% on September 30, 2023, significantly lower than its most recent high of 9.1% set on June 30, 2022, but up from its most recent low of 3.0% on June 30, 2023. Considering this, as well as other better-than-expected economic data, the Federal Reserve recently noted that the Federal Funds target rate will need to remain elevated for a longer period than previously expected.
As many investors are likely aware, a higher Federal Funds target rate has deep implications for consumers. Perhaps the most obvious area impacted by higher rates is housing. The national average for a 30-year mortgage stood at 7.99% as of October 18, 2023, up from 3.22% on October 20, 2021. Higher mortgage rates, coupled with high home prices, are stretching U.S. home affordability. The monthly payment on a median-priced home ($407,100 in August 2023) with a 20% down payment, and a mortgage rate of 7.99%, comes in at $2,387. It is not just mortgage rates that are pressuring the budgets of U.S. households. Debt payments on car loans and credit cards are showing signs of weakness as well. Data from the Federal Reserve Bank of New York revealed that the rate of new credit card and new auto loan delinquencies stood at 7.2% and 7.3%, respectively, in the second quarter of 2023 (most recent data), surpassing pre-pandemic levels.
While headwinds to the global economy exist, not all the news is bad. Driven by technological developments in artificial intelligence, the U.S. equity markets have had a phenomenal year. Year-to-date through September 30, 2023, the S&P 500® Index has enjoyed a total return of 13.07%. Additionally, the U.S. exported a record 20.4 billion cubic feet per day (“Bcf/d”) of natural gas and 11.6 Bcf/d of liquefied natural gas (“LNG”) over the first six months of the year, making the U.S. the world’s largest exporter of LNG during the period. It can be tempting to deviate from fundamentals when times get tough, but we continue to encourage investors to hold fast to their principles; they will serve you for years to come.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2023
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.
State of the Global Economy
The latest global growth forecast from the International Monetary Fund (“IMF”) released in October 2023 sees real gross domestic product growth rising by 3.0% worldwide in 2023, up from its 2.9% projection in January 2023. The IMF is currently forecasting a 2.1% growth rate for the U.S., up from its January 2023 estimate of 1.4%. Emerging Market and Developing Economies are expected to grow by 4.0% this year, unchanged from the IMF’s 4.0% estimate in January 2023. The IMF notes that risks to their global outlook remain tilted to the downside, citing the real estate crisis in China, the potential for increased volatility among commodity prices, and uncomfortably high inflation, among other reasons, for their outlook.
In the U.S., inflation, as measured by the Consumer Price Index (“CPI”), stood at 3.7% on a trailing 12-month basis at the end of September 2023, according to the U.S. Bureau of Labor Statistics. While this is significantly lower than the most recent high of 9.1% in June 2022, the September CPI reading reflects a re-acceleration in the metric when compared to its most recent low of 3.0% set on June 30, 2023.
Performance of Global Stocks and Bonds
The major U.S. stock indices delivered mixed results over the past six months. The S&P 500® (the “Index”), S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 5.18%, 0.45% and -1.71%, respectively, for the six-month period ended September 30, 2023. Seven of the 11 major sectors that comprise the Index were positive on a total return basis. The top performer was the Communication Services sector, up 16.54%, while the worst showing came from the Utilities sector, down 11.54%.
A Bloomberg survey of twenty-two equity strategists found that their average 2023 year-end price target for the Index was 4,370 as of October 18, 2023, according to its own release. The highest and lowest estimates were 4,900 and 3,700, respectively. The Index closed trading on September 29, 2023, at 4,288.05. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for the 2023 and 2024 calendar years stood at -2.83% and 11.89%, respectively, as of October 13, 2023.
The broader foreign stock indices experienced negative total returns over the past six months. For the six months ended September 30, 2023, the MSCI World ex USA and MSCI Emerging Markets equity indices posted total returns of -1.20% (USD) and -2.05% (USD), respectively, according to Bloomberg. The major foreign bond indices were also down over the same period. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of -5.06% (USD), while the Bloomberg EM Hard Currency Aggregate Index of emerging markets debt fell by 1.18% (USD), according to Bloomberg. The U.S. dollar rose 3.58% over the past six months against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The increase in the dollar proved to be a headwind to the performance of both foreign stock and bond indices, in our opinion.
Results were mixed in the U.S. bond market over the period. The top performing major debt group we track was intermediate U.S. high yield bonds. The Bloomberg Intermediate U.S. High Yield Index posted a total return of 2.29% for the six-month period ended September 30, 2023. The worst performing U.S. debt group that we track was municipal bonds. The Bloomberg Long Municipal Bond (22+) Index posted a total return of -6.03%. The yield on the benchmark 10-Year Treasury Note (“T-Note”) rose by 110 basis points in the period to close at 4.57% on September 29, 2023, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.27% for the 10-year period ended September 30, 2023.

Fund Performance Overview (Unaudited)
First Trust Nasdaq Bank ETF (FTXO)
The First Trust Nasdaq Bank ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart BanksTM Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FTXO.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the banking sector that have been selected based upon their liquidity and weighted based upon their cumulative score on four investing factors:net income, return on assets, momentum and book value. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising the banking sector according to the Industry Classification Benchmark. The Nasdaq US BenchmarkTM Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes companies providing a broad range of financial services, including retail banking, loans and money transmissions.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/23	1 Year Ended 9/30/23	5 Years Ended 9/30/23	Inception (9/20/16) to 9/30/23	5 Years Ended 9/30/23	Inception (9/20/16) to 9/30/23
Fund Performance
NAV	-0.78%	-17.29%	-2.85%	3.06%	-13.47%	23.60%
Market Price	-0.64%	-17.28%	-2.84%	3.07%	-13.42%	23.66%
Index Performance
Nasdaq US Smart BanksTM Index	-0.46%	-16.80%	-2.23%	3.73%	-10.68%	29.38%
Nasdaq US Benchmark BanksTM Index	2.12%	-1.93%	0.27%	6.54%	1.33%	56.10%
Nasdaq US BenchmarkTM Index	5.03%	20.54%	9.18%	11.88%	55.13%	120.14%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart BanksTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Bank ETF (FTXO) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	100.0%
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Citigroup, Inc.	8.3%
JPMorgan Chase & Co.	8.3
Wells Fargo & Co.	8.2
Bank of America Corp.	8.0
U.S. Bancorp	7.5
PNC Financial Services Group (The), Inc.	4.2
M&T Bank Corp.	4.2
Discover Financial Services	4.0
Fifth Third Bancorp	4.0
Regions Financial Corp.	3.9
Total	60.6%

Performance of a $10,000 Initial Investment
September 20, 2016 - September 30, 2023

$25,000
$20,000
$15,000
$10,000
$5,000
9/20/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
$22,014
$15,610
$12,938
$12,360
First Trust Nasdaq Bank ETF
Nasdaq US Smart Banks™ Index
Nasdaq US Benchmark Banks™ Index
Nasdaq US Benchmark™ Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG)
The First Trust Nasdaq Food & Beverage ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Food & BeverageTM Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FTXG.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the food and beverage sector that have been selected based upon their liquidity and weighted based upon their cumulative score on four investing factors:gross income, return on assets, momentum and cash flow. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising either the beverages sector or food producers sector according to the Industry Classification Benchmark (“ICB”). The Nasdaq US BenchmarkTM Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) manufacturers and shippers of cider or malt products; (ii) producers, distillers, vintners, blenders and shippers of wine and spirits; (iii) manufacturers, bottlers and distributors of non-alcoholic beverages; (iv) companies that grow crops or raise livestock, operate fisheries or own non-tobacco plantations; (v) food producers, including meatpacking, snacks, fruits, vegetables, dairy products and frozen seafood; (vi) producers of pet food; and (vii) manufacturers of dietary supplements, vitamins and related items.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/23	1 Year Ended 9/30/23	5 Years Ended 9/30/23	Inception (9/20/16) to 9/30/23	5 Years Ended 9/30/23	Inception (9/20/16) to 9/30/23
Fund Performance
NAV	-9.33%	-0.62%	6.04%	4.29%	34.11%	34.33%
Market Price	-9.23%	-0.66%	6.14%	4.29%	34.71%	34.37%
Index Performance
Nasdaq US Smart Food & BeverageTM Index	-9.15%	-0.11%	6.70%	4.94%	38.32%	40.30%
Nasdaq US Benchmark Food, Beverage and TobaccoTM Index	-5.99%	6.30%	8.32%	6.96%	49.11%	60.50%
Nasdaq US BenchmarkTM Index	5.03%	20.54%	9.18%	11.88%	55.13%	120.14%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart Food & BeverageTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG) (Continued)

Sector Allocation	% of Total Long-Term Investments
Consumer Staples	100.0%
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Kraft Heinz (The) Co.	8.4%
Mondelez International, Inc., Class A	8.1
PepsiCo, Inc.	7.9
Archer-Daniels-Midland Co.	7.9
Coca-Cola (The) Co.	7.8
Molson Coors Beverage Co., Class B	4.2
US Foods Holding Corp.	4.1
Kellogg Co.	4.0
Constellation Brands, Inc., Class A	4.0
General Mills, Inc.	3.9
Total	60.3%

Performance of a $10,000 Initial Investment
September 20, 2016 - September 30, 2023

$25,000
$20,000
$15,000
$10,000
$5,000
$22,014
$16,050
$14,030
$13,433
9/20/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
First Trust Nasdaq Food & Beverage ETF
Nasdaq US Smart Food & Beverage™ Index
Nasdaq US Benchmark Food, Beverage and Tobacco™ Index
Nasdaq US Benchmark™ Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN)
The First Trust Nasdaq Oil & Gas ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Oil & GasTM Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FTXN.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the oil and gas sector that have been selected based upon their liquidity and weighted based upon their cumulative score on four investing factors:gross income, return on assets, momentum and cash flow. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising either the oil & gas producers sector or the oil equipment, services & distribution sector according to the Industry Classification Benchmark (“ICB”). The Nasdaq US BenchmarkTM Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) companies engaged in the exploration for and drilling, production, refining and supply of oil and gas products; (ii) integrated oil and gas companies engaged in the exploration for, and drilling, production, refining, distribution and retail sales of, oil and gas products; (iii) suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction; and (iv) operators of pipelines carrying oil, gas or other forms of fuel.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/23	1 Year Ended 9/30/23	5 Years Ended 9/30/23	Inception (9/20/16) to 9/30/23	5 Years Ended 9/30/23	Inception (9/20/16) to 9/30/23
Fund Performance
NAV	13.51%	26.55%	6.17%	8.32%	34.90%	75.33%
Market Price	13.63%	26.64%	6.17%	8.33%	34.89%	75.45%
Index Performance
Nasdaq US Smart Oil & GasTM Index	13.96%	27.48%	6.84%	9.02%	39.22%	83.44%
Nasdaq US Benchmark EnergyTM Index	10.47%	25.53%	8.03%	8.60%	47.12%	78.54%
Nasdaq US BenchmarkTM Index	5.03%	20.54%	9.18%	11.88%	55.13%	120.14%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart Oil & GasTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN) (Continued)

Sector Allocation	% of Total Long-Term Investments
Energy	100.0%
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Exxon Mobil Corp.	8.2%
Chevron Corp.	8.2
ConocoPhillips	7.8
Marathon Petroleum Corp.	6.8
Occidental Petroleum Corp.	6.3
Valero Energy Corp.	4.3
Phillips 66	4.1
Cheniere Energy, Inc.	4.0
EOG Resources, Inc.	3.8
Pioneer Natural Resources Co.	3.8
Total	57.3%

Performance of a $10,000 Initial Investment
September 20, 2016 - September 30, 2023

$25,000
$20,000
$15,000
$10,000
$5,000
$0
9/20/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
$22,014
$18,344
$17,854
$17,533
First Trust Nasdaq Oil & Gas ETF
Nasdaq US Smart Oil & Gas™ Index
Nasdaq US Benchmark Energy™ Index
Nasdaq US Benchmark™ Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
The First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart PharmaceuticalsTM Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FTXH.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the pharmaceutical sector that have been selected based upon their liquidity and weighted based upon their cumulative score on four investing factors:gross income, return on assets, momentum and cash flow. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising the pharmaceuticals and biotechnology sub-sectors according to the Industry Classification Benchmark. The Nasdaq US BenchmarkTM Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes vaccine producers and manufacturers of prescription or over-the-counter drugs.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/23	1 Year Ended 9/30/23	5 Years Ended 9/30/23	Inception (9/20/16) to 9/30/23	5 Years Ended 9/30/23	Inception (9/20/16) to 9/30/23
Fund Performance
NAV	-1.35%	8.14%	2.80%	4.70%	14.81%	38.13%
Market Price	-1.27%	8.09%	2.80%	4.71%	14.81%	38.18%
Index Performance
Nasdaq US Smart PharmaceuticalsTM Index	-1.05%	8.82%	3.46%	5.39%	18.55%	44.63%
Nasdaq US Benchmark PharmaceuticalsTM Index	5.34%	14.21%	10.65%	11.61%	65.84%	116.38%
Nasdaq US BenchmarkTM Index	5.03%	20.54%	9.18%	11.88%	55.13%	120.14%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart PharmaceuticalsTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH) (Continued)

Sector Allocation	% of Total Long-Term Investments
Health Care	100.0%
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
AbbVie, Inc.	7.6%
Johnson & Johnson	7.2
Merck & Co., Inc.	7.1
Bristol-Myers Squibb Co.	7.1
Pfizer, Inc.	7.1
Amgen, Inc.	3.9
Vertex Pharmaceuticals, Inc.	3.8
Regeneron Pharmaceuticals, Inc.	3.7
Cardinal Health, Inc.	3.7
Gilead Sciences, Inc.	3.7
Total	54.9%

Performance of a $10,000 Initial Investment
September 20, 2016 - September 30, 2023
$25,000
$20,000
$15,000
$10,000
$5,000
$22,014
$21,638
$14,463
$13,813
9/20/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
First Trust Nasdaq Pharmaceuticals ETF
Nasdaq US Smart Pharmaceuticals™ Index
Nasdaq US Benchmark Pharmaceuticals™ Index
Nasdaq US Benchmark™ Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust S-Network E-Commerce ETF (ISHP)
The First Trust S-Network E-Commerce ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the S-Network Global E-Commerce IndexTM (the “Index”). The Fund lists and principally trades its shares on Nasdaq, Inc. under the symbol “ISHP.” The Fund will normally invest at least 90% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Index is owned and is developed, maintained and sponsored by VettaFi LLC (the “Index Provider”).
The Index seeks to provide exposure to companies with securities listed on major global recognized exchanges that are engaged in the global e-commerce industry. According to the Index Provider, to be eligible for inclusion in the Index, a security must be issued by a company engaged in at least one of the four following business segments comprising the global e-commerce industry: (1) content navigation; (2) online retail; (3) online marketplace; and (4) e-commerce infrastructure.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/23	1 Year Ended 9/30/23	5 Years Ended 9/30/23	Inception (9/20/16) to 9/30/23	5 Years Ended 9/30/23	Inception (9/20/16) to 9/30/23
Fund Performance
NAV	-2.79%	20.40%	1.90%	4.75%	9.88%	38.54%
Market Price	-0.93%	20.79%	1.84%	4.72%	9.53%	38.27%
Index Performance
S-Network Global E-Commerce IndexTM(1)(2)	-2.35%	20.97%	N/A	N/A	N/A	N/A
MSCI ACWI Index	2.56%	20.80%	6.46%	8.77%	36.76%	80.48%

(1)
On January 26, 2022, the Fund’s underlying index changed from the Nasdaq US Smart RetailTM Index to the S-Network Global E-Commerce
IndexTM. Therefore, performance and historical returns shown for the periods prior to January 26, 2022, are not necessarily indicative of the performance of the Fund, based on its current index, would have generated.

(2)
Because the Fund’s underlying index has an inception date of April 30, 2021, performance data for the Index is not available for all periods shown in the table because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 20.)

S-Network and S-Network Global E-Commerce IndexTM (“Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust S-Network E-Commerce ETF (ISHP) (Continued)

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	38.3%
Communication Services	25.9
Industrials	12.1
Financials	9.3
Real Estate	6.6
Consumer Staples	5.0
Information Technology	2.8
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
PDD Holdings, Inc., ADR	2.2%
MercadoLibre, Inc.	2.0
carsales.com Ltd.	2.0
Booking Holdings, Inc.	2.0
Alphabet, Inc., Class A	1.9
Kuaishou Technology	1.9
Walmart, Inc.	1.9
COSCO SHIPPING Holdings Co., Ltd., Class H	1.9
Global Payments, Inc.	1.9
FedEx Corp.	1.9
Total	19.6%

Performance of a $10,000 Initial Investment
September 20, 2016 - September 30, 2023

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
9/20/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
$18,048
$13,854
First Trust S-Network E-Commerce ETF
MSCI ACWI Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL)
The First Trust Nasdaq Semiconductor ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart SemiconductorTM Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FTXL.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the semiconductor sector that have been selected based upon their liquidity and weighted based upon their cumulative score on four investing factors:gross income, return on assets, momentum and cash flow. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising the semiconductors sub-sector according to the Industry Classification Benchmark. The Nasdaq US BenchmarkTM Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes producers and distributors of semiconductors and other integrated chips, including other products related to the semiconductor industry, such as semiconductor capital equipment and motherboards.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/23	1 Year Ended 9/30/23	5 Years Ended 9/30/23	Inception (9/20/16) to 9/30/23	5 Years Ended 9/30/23	Inception (9/20/16) to 9/30/23
Fund Performance
NAV	4.66%	40.15%	18.08%	19.76%	129.51%	255.09%
Market Price	4.69%	40.17%	18.09%	19.76%	129.69%	255.15%
Index Performance
Nasdaq US Smart SemiconductorTM Index	4.99%	41.07%	18.82%	20.53%	136.81%	271.34%
Nasdaq US Benchmark SemiconductorsTM Index	22.20%	88.64%	23.34%	24.52%	185.39%	366.92%
Nasdaq US BenchmarkTM Index	5.03%	20.54%	9.18%	11.88%	55.13%	120.14%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart SemiconductorTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	100.0%
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Intel Corp.	8.6%
QUALCOMM, Inc.	8.3
Texas Instruments, Inc.	8.1
Applied Materials, Inc.	7.7
Broadcom, Inc.	7.7
Micron Technology, Inc.	4.1
Advanced Micro Devices, Inc.	4.1
NXP Semiconductors N.V.	4.1
Analog Devices, Inc.	4.1
Microchip Technology, Inc.	4.1
Total	60.9%

Performance of a $10,000 Initial Investment
September 20, 2016 - September 30, 2023

$50,000
$40,000
$30,000
$20,000
$10,000
$0
9/20/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
$46,692
$37,134
$35,509
$22,014
First Trust Nasdaq Semiconductor ETF
Nasdaq US Smart Semiconductor™ Index
Nasdaq US Benchmark Semiconductors™ Index
Nasdaq US Benchmark™ Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR)
The First Trust Nasdaq Transportation ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart TransportationTM Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FTXR.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the transportation sector that have been selected based upon their liquidity and weighted based upon their cumulative score on four investing factors:gross income, return on assets, momentum and cash flow. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising the industrial transportation sector, the automobiles & parts sector or the airlines sub-sector according to the Industry Classification Benchmark. The Nasdaq US BenchmarkTM Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) operators of mail and package delivery services; (ii) providers of on-water transportation for commercial markets; (iii) providers of industrial railway transportation and railway lines; (iv) companies that manage airports, train depots, roads, bridges, tunnels, ports, and providers of logistic services to shippers of goods; (v) companies that provide commercial trucking services; (vi) makers of motorcycles and passenger vehicles; (vii) manufacturers and distributors of new and replacement parts for motorcycles and automobiles; (viii) manufacturers, distributors and retreaders of automobile, truck and motorcycle tires; and (ix) companies providing primarily passenger air transport.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/23	1 Year Ended 9/30/23	5 Years Ended 9/30/23	Inception (9/20/16) to 9/30/23	5 Years Ended 9/30/23	Inception (9/20/16) to 9/30/23
Fund Performance
NAV	3.57%	22.08%	3.30%	6.33%	17.61%	53.90%
Market Price	3.57%	22.08%	3.31%	6.33%	17.66%	53.89%
Index Performance
Nasdaq US Smart TransportationTM Index	3.92%	22.64%	3.70%	6.82%	19.90%	59.00%
Nasdaq US Benchmark Industrial TransportationTM Index	2.16%	21.45%	8.87%	13.75%	52.92%	147.24%
Nasdaq US BenchmarkTM Index	5.03%	20.54%	9.18%	11.88%	55.13%	120.14%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart TransportationTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR) (Continued)

Sector Allocation	% of Total Long-Term Investments
Industrials	67.5%
Consumer Discretionary	32.5
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Ford Motor Co.	8.4%
General Motors Co.	8.1
Tesla, Inc.	8.0
United Parcel Service, Inc., Class B	7.6
Union Pacific Corp.	7.0
CSX Corp.	4.2
FedEx Corp.	4.2
PACCAR, Inc.	4.0
Norfolk Southern Corp.	4.0
United Rentals, Inc.	3.8
Total	59.3%

Performance of a $10,000 Initial Investment
September 20, 2016 - September 30, 2023

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
9/20/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
$24,724
$22,014
$15,900
$15,390
First Trust Nasdaq Transportation ETF
Nasdaq US Smart Transportation™ Index
Nasdaq US Benchmark Industrial Transportation™ Index
Nasdaq US Benchmark™ Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust S-Network Streaming & Gaming ETF (BNGE)
The First Trust S-Network Streaming & Gaming ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the S-Network Streaming & Gaming Index (the “Index”). The Fund lists and principally trades its shares on The NYSE Arca, Inc. under the ticker symbol “BNGE.” The Fund will normally invest at least 80% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by VettaFi LLC (the “Index Provider”).
According to the Index Provider, the Index is composed of common stock and depositary receipts issued by U.S. and non-U.S. companies that enable remote users to access online content; publish online content; participate in prospective wagering; spectate or participate in competitive video gaming; and that provide the products, services and technology that are necessary for the streaming and gaming industries. The Index Provider retains the right at any time, upon prior written notice, to modify the Index methodology.

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/23	1 Year Ended 9/30/23	Inception (1/25/22) to 9/30/23	Inception (1/25/22) to 9/30/23
Fund Performance
NAV	-1.43%	30.33%	-9.03%	-14.69%
Market Price	-1.43%	30.48%	-8.90%	-14.49%
Index Performance
S-Network Streaming & Gaming Index	-0.89%	31.37%	-8.08%	-13.19%
MSCI ACWI Index	2.56%	20.80%	-1.91%	-3.18%
(See Notes to Fund Performance Overview on page 20.)

S-Network and S-Network Streaming & Gaming Index (“Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust S-Network Streaming & Gaming ETF (BNGE) (Continued)

Sector Allocation	% of Total Long-Term Investments
Communication Services	61.2%
Consumer Discretionary	23.1
Information Technology	15.7
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
JOYY, Inc., ADR	5.5%
Intel Corp.	5.3
Activision Blizzard, Inc.	5.3
NetEase, Inc., ADR	4.8
NVIDIA Corp.	4.8
Walt Disney (The) Co.	4.5
Nintendo Co., Ltd.	4.5
Advanced Micro Devices, Inc.	4.5
Electronic Arts, Inc.	4.5
Tencent Holdings Ltd.	4.4
Total	48.1%

Performance of a $10,000 Initial Investment
January 25, 2022 - September 30, 2023

$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$9,682
$8,681
$8,531
1/25/22
3/31/22
9/30/22
3/31/23
9/30/23
First Trust S-Network Streaming & Gaming ETF
S-Network Streaming & Gaming Index
MSCI ACWI Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under the Securities and Exchange Commission’s rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
September 30, 2023 (Unaudited)
As a shareholder of First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust S-Network E-Commerce ETF, First Trust Nasdaq Semiconductor ETF, First Trust Nasdaq Transportation ETF or First Trust S-Network Streaming & Gaming ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Bank ETF (FTXO)
Actual	$1,000.00	$992.20	0.60%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Nasdaq Food & Beverage ETF (FTXG)
Actual	$1,000.00	$906.70	0.60%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Nasdaq Oil & Gas ETF (FTXN)
Actual	$1,000.00	$1,135.10	0.60%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Actual	$1,000.00	$986.50	0.60%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust S-Network E-Commerce ETF (ISHP)
Actual	$1,000.00	$972.10	0.60%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Nasdaq Semiconductor ETF (FTXL)
Actual	$1,000.00	$1,046.60	0.60%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
September 30, 2023 (Unaudited)
	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Transportation ETF (FTXR)
Actual	$1,000.00	$1,035.70	0.60%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust S-Network Streaming & Gaming ETF (BNGE)
Actual	$1,000.00	$985.70	0.70%	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	0.70%	$3.54

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(April 1, 2023 through September 30, 2023), multiplied by 183/366 (to reflect the six-month period).

First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Banks — 95.8%
6,862	BancFirst Corp.	$595,141
365,484	Bank of America Corp.	10,006,952
48,163	Bank OZK	1,785,402
25,055	BOK Financial Corp.	2,003,899
253,776	Citigroup, Inc.	10,437,807
44,248	Comerica, Inc.	1,838,504
22,333	Commerce Bancshares, Inc.	1,071,537
14,074	Cullen/Frost Bankers, Inc.	1,283,690
48,091	East West Bancorp, Inc.	2,534,877
197,334	Fifth Third Bancorp	4,998,470
2,870	First Citizens BancShares, Inc., Class A	3,960,887
22,836	First Financial Bankshares, Inc.	573,640
212,062	FNB Corp.	2,288,149
36,035	Hancock Whitney Corp.	1,332,935
70,701	Home BancShares, Inc.	1,480,479
472,426	Huntington Bancshares, Inc.	4,913,230
20,306	International Bancshares Corp.	880,062
71,608	JPMorgan Chase & Co.	10,384,592
41,897	M&T Bank Corp.	5,297,876
301,328	New York Community Bancorp, Inc.	3,417,060
142,737	Old National Bancorp	2,075,396
35,425	Pinnacle Financial Partners, Inc.	2,374,892
43,396	PNC Financial Services Group (The), Inc.	5,327,727
26,516	Popular, Inc.	1,670,773
285,671	Regions Financial Corp.	4,913,541
31,214	SouthState Corp.	2,102,575
56,573	Synovus Financial Corp.	1,572,729
286,844	U.S. Bancorp	9,483,063
299,908	Valley National Bancorp	2,567,213
81,496	Webster Financial Corp.	3,285,104
253,776	Wells Fargo & Co.	10,369,287
45,003	Western Alliance Bancorp	2,068,788
25,122	Wintrust Financial Corp.	1,896,711
		120,792,988
	Consumer Finance — 4.0%
58,168	Discover Financial Services	5,039,094

	Total Investments — 99.8%	125,832,082
	(Cost $147,873,140)
	Net Other Assets and Liabilities — 0.2%	225,495
	Net Assets — 100.0%	$126,057,577

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 125,832,082	$ 125,832,082	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 37.6%
2,471	Boston Beer (The) Co., Inc., Class A (a)	$962,529
46,668	Brown-Forman Corp., Class B	2,692,277
3,495	Celsius Holdings, Inc. (a)	599,742
181,698	Coca-Cola (The) Co.	10,171,454
4,906	Coca-Cola Consolidated, Inc.	3,121,786
20,858	Constellation Brands, Inc., Class A	5,242,241
161,536	Keurig Dr Pepper, Inc.	5,099,692
85,615	Molson Coors Beverage Co., Class B	5,444,258
94,680	Monster Beverage Corp. (a)	5,013,306
14,514	National Beverage Corp. (a)	682,448
61,103	PepsiCo, Inc.	10,353,292
		49,383,025
	Consumer Staples Distribution & Retail — 4.1%
134,445	US Foods Holding Corp. (a)	5,337,466
	Food Products — 57.6%
137,086	Archer-Daniels-Midland Co.	10,339,026
5,982	Bunge Ltd.	647,551
111,544	Campbell Soup Co.	4,582,227
66,882	Darling Ingredients, Inc. (a)	3,491,240
80,333	General Mills, Inc.	5,140,509
25,300	Hershey (The) Co.	5,062,024
121,307	Hormel Foods Corp.	4,613,305
41,696	Hostess Brands, Inc. (a)	1,388,894
19,581	Ingredion, Inc.	1,926,770
4,821	J & J Snack Foods Corp.	788,957
89,078	Kellogg Co.	5,301,032
328,526	Kraft Heinz (The) Co.	11,051,615
37,023	Lamb Weston Holdings, Inc.	3,423,147
50,677	McCormick & Co., Inc.	3,833,208
152,558	Mondelez International, Inc., Class A	10,587,525
32,248	Post Holdings, Inc. (a)	2,764,944
19,051	Simply Good Foods (The) Co. (a)	657,641
		75,599,615
	Personal Care Products — 0.5%
16,488	BellRing Brands, Inc. (a)	679,800

	Total Investments — 99.8%	130,999,906
	(Cost $146,522,792)
	Net Other Assets and Liabilities — 0.2%	262,040
	Net Assets — 100.0%	$131,261,946

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 130,999,906	$ 130,999,906	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Energy Equipment & Services — 6.5%
89,510	Baker Hughes Co.	$3,161,493
23,970	Cactus, Inc., Class A	1,203,534
35,428	ChampionX Corp.	1,261,945
98,006	Halliburton Co.	3,969,243
100,882	Schlumberger N.V.	5,881,421
14,446	Weatherford International PLC (a)	1,304,907
		16,782,543
	Oil, Gas & Consumable Fuels — 93.4%
107,629	APA Corp.	4,423,552
22,899	California Resources Corp.	1,282,573
61,887	Cheniere Energy, Inc.	10,270,766
51,968	Chesapeake Energy Corp.	4,481,201
125,389	Chevron Corp.	21,143,093
15,752	Chord Energy Corp.	2,552,927
30,857	Civitas Resources, Inc.	2,495,406
62,512	CNX Resources Corp. (a)	1,411,521
169,707	ConocoPhillips	20,330,899
232,051	Coterra Energy, Inc.	6,276,980
168,711	Devon Energy Corp.	8,047,515
50,534	Diamondback Energy, Inc.	7,826,706
78,527	EOG Resources, Inc.	9,954,082
120,895	EQT Corp.	4,905,919
181,674	Exxon Mobil Corp.	21,361,229
32,665	Hess Corp.	4,997,745
54,267	HF Sinclair Corp.	3,089,420
58,334	Magnolia Oil & Gas Corp., Class A	1,336,432
212,086	Marathon Oil Corp.	5,673,300
116,148	Marathon Petroleum Corp.	17,577,838
34,349	Matador Resources Co.	2,043,079
51,323	Murphy Oil Corp.	2,327,498
33,273	Northern Oil and Gas, Inc.	1,338,573
250,743	Occidental Petroleum Corp.	16,268,206
91,163	Ovintiv, Inc.	4,336,624
79,842	PBF Energy, Inc., Class A	4,273,942
145,082	Permian Resources Corp.	2,025,345
88,475	Phillips 66	10,630,271
42,451	Pioneer Natural Resources Co.	9,744,627
64,339	Range Resources Corp.	2,085,227
43,456	SM Energy Co.	1,723,030
590,429	Southwestern Energy Co. (a)	3,808,267
39,711	Targa Resources Corp.	3,404,027
678	Texas Pacific Land Corp.	1,236,374
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
77,754	Valero Energy Corp.	$11,018,519
197,134	Williams (The) Cos., Inc.	6,641,444
		242,344,157

	Total Investments — 99.9%	259,126,700
	(Cost $234,926,223)
	Net Other Assets and Liabilities — 0.1%	331,832
	Net Assets — 100.0%	$259,458,532

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 259,126,700	$ 259,126,700	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Biotechnology — 42.6%
10,463	AbbVie, Inc.	$1,559,615
3,987	ACADIA Pharmaceuticals, Inc. (a)	83,089
2,171	Akero Therapeutics, Inc. (a)	109,809
3,996	Alkermes PLC (a)	111,928
545	Alnylam Pharmaceuticals, Inc. (a)	96,520
2,999	Amgen, Inc.	806,011
8,403	Amicus Therapeutics, Inc. (a)	102,180
2,876	Biogen, Inc. (a)	739,161
1,179	BioMarin Pharmaceutical, Inc. (a)	104,318
1,288	Exact Sciences Corp. (a)	87,867
10,861	Exelixis, Inc. (a)	237,313
10,052	Gilead Sciences, Inc.	753,297
5,598	Halozyme Therapeutics, Inc. (a)	213,844
6,801	ImmunoGen, Inc. (a)	107,932
7,325	Incyte Corp. (a)	423,165
2,675	Ionis Pharmaceuticals, Inc. (a)	121,338
865	Krystal Biotech, Inc. (a)	100,340
953	Moderna, Inc. (a)	98,435
1,871	MoonLake Immunotherapeutics (a)	106,647
1,956	Morphic Holding, Inc. (a)	44,812
1,036	Neurocrine Biosciences, Inc. (a)	116,550
930	Regeneron Pharmaceuticals, Inc. (a)	765,353
3,171	REVOLUTION Medicines, Inc. (a)	87,773
9,311	Roivant Sciences Ltd. (a)	108,752
890	Sarepta Therapeutics, Inc. (a)	107,886
2,859	United Therapeutics Corp. (a)	645,762
2,075	Vaxcyte, Inc. (a)	105,784
2,207	Vertex Pharmaceuticals, Inc. (a)	767,462
		8,712,943
	Health Care Providers & Services — 4.1%
8,803	Cardinal Health, Inc.	764,276
2,757	Guardant Health, Inc. (a)	81,718
		845,994
	Life Sciences Tools & Services — 4.4%
2,208	Charles River Laboratories International, Inc. (a)	432,724
652	Illumina, Inc. (a)	89,507
1,199	Medpace Holdings, Inc. (a)	290,314
9,550	Pacific Biosciences of California, Inc. (a)	79,742
		892,287
Shares	Description	Value

	Pharmaceuticals — 48.8%
2,021	Amphastar Pharmaceuticals, Inc. (a)	$92,946
1,333	Axsome Therapeutics, Inc. (a)	93,163
24,941	Bristol-Myers Squibb Co.	1,447,576
3,643	Catalent, Inc. (a)	165,866
8,830	Elanco Animal Health, Inc. (a)	99,249
1,387	Eli Lilly & Co.	744,999
1,940	Intra-Cellular Therapies, Inc. (a)	101,055
5,363	Jazz Pharmaceuticals PLC (a)	694,187
9,510	Johnson & Johnson	1,481,182
14,109	Merck & Co., Inc.	1,452,522
23,667	Organon & Co.	410,859
6,101	Perrigo Co. PLC	194,927
43,460	Pfizer, Inc.	1,441,568
2,921	Prestige Consumer Healthcare, Inc. (a)	167,052
71,516	Viatris, Inc.	705,148
4,035	Zoetis, Inc.	702,009
		9,994,308

	Total Investments — 99.9%	20,445,532
	(Cost $21,605,282)
	Net Other Assets and Liabilities — 0.1%	12,012
	Net Assets — 100.0%	$20,457,544

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 20,445,532	$ 20,445,532	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Air Freight & Logistics — 4.9%
1,830	DHL Group (EUR)	$74,556
363	FedEx Corp.	96,166
506	United Parcel Service, Inc., Class B	78,870
		249,592
	Broadline Retail — 18.7%
970	Alibaba Group Holding Ltd., ADR (b)	84,138
698	Amazon.com, Inc. (b)	88,730
5,280	Coupang, Inc. (b)	89,760
2,032	eBay, Inc.	89,591
1,006	Etsy, Inc. (b)	64,967
2,381	JD.com, Inc., ADR	69,358
82	MercadoLibre, Inc. (b)	103,966
496	Naspers Ltd., Class N (ZAR)	79,259
1,029	Next PLC (GBP)	91,601
1,158	PDD Holdings, Inc., ADR (b)	113,565
2,635	Prosus N.V. (EUR)	77,781
		952,716
	Commercial Services & Supplies — 1.7%
2,064	Copart, Inc. (b)	88,938
	Consumer Staples Distribution & Retail — 5.0%
142,000	Alibaba Health Information Technology Ltd. (HKD) (b)	88,490
13,206	JD Health International, Inc. (HKD) (b) (c) (d)	68,467
608	Walmart, Inc.	97,237
		254,194
	Electronic Equipment, Instruments & Components — 1.4%
294	Zebra Technologies Corp., Class A (b)	69,540
	Financial Services — 9.3%
54	Adyen N.V. (EUR) (b) (c) (d)	40,290
1,572	Fidelity National Information Services, Inc.	86,884
728	Fiserv, Inc. (b)	82,235
360	FleetCor Technologies, Inc. (b)	91,922
834	Global Payments, Inc.	96,235
1,295	PayPal Holdings, Inc. (b)	75,706
		473,272
	Ground Transportation — 1.9%
2,053	Uber Technologies, Inc. (b)	94,417
Shares	Description	Value

	Hotels, Restaurants & Leisure — 11.5%
669	Airbnb, Inc., Class A (b)	$91,794
33	Booking Holdings, Inc. (b)	101,770
1,993	Delivery Hero SE (EUR) (b) (c) (d)	57,250
1,125	DoorDash, Inc., Class A (b)	89,404
783	Expedia Group, Inc. (b)	80,704
5,407	Meituan, Class B (HKD) (b) (c) (d)	79,127
2,466	Trip.com Group Ltd., ADR (b)	86,236
		586,285
	Industrial REITs — 1.6%
738	Prologis, Inc.	82,811
	Interactive Media & Services — 24.0%
753	Alphabet, Inc., Class A (b)	98,538
11,425	Auto Trader Group PLC (GBP) (c) (d)	86,092
615	Baidu, Inc., ADR (b)	82,625
5,673	carsales.com Ltd. (AUD)	101,910
1,365	IAC, Inc. (b)	68,782
12,200	Kuaishou Technology (HKD) (b) (c) (d)	97,915
32,900	LY Corp. (JPY)	91,474
299	Meta Platforms, Inc., Class A (b)	89,763
598	NAVER Corp. (KRW)	89,297
3,273	Pinterest, Inc., Class A (b)	88,469
928	REA Group Ltd. (AUD)	92,076
13,375	Rightmove PLC (GBP)	91,745
5,769	SEEK Ltd. (AUD)	81,862
6,937	Snap, Inc., Class A (b)	61,809
6,796	Yandex N.V., Class A (b) (e) (f) (g)	0
		1,222,357
	IT Services — 1.4%
1,332	Shopify, Inc., Class A (b)	72,687
	Marine Transportation — 3.6%
47	AP Moller - Maersk A.S., Class B (DKK)	84,847
94,000	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	96,389
		181,236
	Real Estate Management & Development — 5.0%
1,057	CoStar Group, Inc. (b)	81,273
5,872	KE Holdings, Inc., ADR	91,133
1,730	Zillow Group, Inc., Class C (b)	79,857
		252,263
	Specialty Retail — 6.0%
1,153	Best Buy Co., Inc.	80,099
See Notes to Financial Statements

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Specialty Retail (Continued)
1,123	CarMax, Inc. (b)	$79,430
2,952	Zalando SE (EUR) (b) (c) (d)	65,947
4,500	ZOZO, Inc. (JPY)	82,583
		308,059
	Textiles, Apparel & Luxury Goods — 1.9%
247	Lululemon Athletica, Inc. (b)	95,246
	Wireless Telecommunication Services — 1.8%
31,068	Taiwan Mobile Co., Ltd. (TWD)	91,047

	Total Investments — 99.7%	5,074,660
	(Cost $6,025,543)
	Net Other Assets and Liabilities — 0.3%	13,609
	Net Assets — 100.0%	$5,088,269

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Note2A- Portfolio Valuation in the Notes to Financial Statements).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
United States Dollar	64.3%
Hong Kong Dollar	8.5
Euro	6.2
Australian Dollar	5.4
British Pound Sterling	5.3
Japanese Yen	3.4
New Taiwan Dollar	1.8
South Korean Won	1.8
Danish Krone	1.7
South African Rand	1.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Interactive Media & Services	$ 1,222,357	$ 1,222,357	$ —	$ —**
Other Industry Categories*	3,852,303	3,852,303	—	—
Total Investments	$5,074,660	$5,074,660	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Electronic Equipment, Instruments & Components — 2.9%
56,692	Advanced Energy Industries, Inc.	$5,846,079
119,444	Avnet, Inc.	5,756,006
876,025	Vishay Intertechnology, Inc.	21,655,338
		33,257,423
	Semiconductors & Semiconductor Equipment — 97.0%
456,136	Advanced Micro Devices, Inc. (a)	46,899,904
181,951	Allegro MicroSystems, Inc. (a)	5,811,515
1,481,352	Amkor Technology, Inc.	33,478,555
265,281	Analog Devices, Inc.	46,448,050
631,353	Applied Materials, Inc.	87,410,823
48,583	Axcelis Technologies, Inc. (a)	7,921,458
104,504	Broadcom, Inc.	86,798,932
75,919	Cirrus Logic, Inc. (a)	5,614,969
193,399	Diodes, Inc. (a)	15,247,577
150,931	Entegris, Inc.	14,173,930
2,744,611	Intel Corp.	97,570,921
96,086	KLA Corp.	44,070,805
68,654	Lam Research Corp.	43,030,268
88,388	Lattice Semiconductor Corp. (a)	7,595,181
71,687	MACOM Technology Solutions Holdings, Inc. (a)	5,848,225
581,510	Marvell Technology, Inc.	31,477,136
589,233	Microchip Technology, Inc.	45,989,636
689,489	Micron Technology, Inc.	46,905,937
19,910	Monolithic Power Systems, Inc.	9,198,420
97,705	NVIDIA Corp.	42,500,698
234,409	NXP Semiconductors N.V.	46,863,047
489,771	ON Semiconductor Corp. (a)	45,524,214
43,617	Onto Innovation, Inc. (a)	5,562,040
193,116	Qorvo, Inc. (a)	18,436,785
842,099	QUALCOMM, Inc.	93,523,515
135,116	Rambus, Inc. (a)	7,538,122
443,468	Skyworks Solutions, Inc.	43,721,510
210,670	Teradyne, Inc.	21,163,908
573,876	Texas Instruments, Inc.	91,252,023
		1,097,578,104

	Total Investments — 99.9%	1,130,835,527
	(Cost $1,080,628,170)
	Net Other Assets and Liabilities — 0.1%	1,112,044
	Net Assets — 100.0%	$1,131,947,571

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,130,835,527	$ 1,130,835,527	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Air Freight & Logistics — 16.6%
9,257	C.H. Robinson Worldwide, Inc.	$797,305
7,102	Expeditors International of Washington, Inc.	814,102
6,634	FedEx Corp.	1,757,479
3,421	GXO Logistics, Inc. (a)	200,642
2,804	Hub Group, Inc., Class A (a)	220,226
20,443	United Parcel Service, Inc., Class B	3,186,451
		6,976,205
	Automobile Components — 5.7%
8,205	Aptiv PLC (a)	808,931
16,886	BorgWarner, Inc.	681,688
6,700	Gentex Corp.	218,018
21,512	Goodyear Tire & Rubber (The) Co. (a)	267,394
3,037	Lear Corp.	407,565
		2,383,596
	Automobiles — 24.5%
285,496	Ford Motor Co.	3,545,860
103,345	General Motors Co.	3,407,285
13,419	Tesla, Inc. (a)	3,357,702
		10,310,847
	Construction & Engineering — 0.8%
8,201	WillScot Mobile Mini Holdings Corp. (a)	341,080
	Distributors — 2.3%
3,235	Genuine Parts Co.	467,069
10,331	LKQ Corp.	511,488
		978,557
	Ground Transportation — 25.8%
57,336	CSX Corp.	1,763,082
4,987	J.B. Hunt Transport Services, Inc.	940,149
12,106	Knight-Swift Transportation Holdings, Inc.	607,116
1,442	Landstar System, Inc.	255,147
8,446	Norfolk Southern Corp.	1,663,271
1,678	Old Dominion Freight Line, Inc.	686,537
10,845	Ryder System, Inc.	1,159,873
597	Saia, Inc. (a)	237,994
12,399	Schneider National, Inc., Class B	343,328
14,492	Union Pacific Corp.	2,951,006
3,406	XPO, Inc. (a)	254,292
		10,861,795
Shares	Description	Value

	Machinery — 6.6%
5,636	Allison Transmission Holdings, Inc.	$332,862
3,590	Federal Signal Corp.	214,431
2,423	Oshkosh Corp.	231,227
19,842	PACCAR, Inc.	1,686,967
2,697	Westinghouse Air Brake Technologies Corp.	286,610
		2,752,097
	Marine Transportation — 1.6%
2,642	Kirby Corp. (a)	218,758
5,045	Matson, Inc.	447,592
		666,350
	Passenger Airlines — 10.6%
117,551	American Airlines Group, Inc. (a)	1,505,828
40,381	Delta Air Lines, Inc.	1,494,097
34,762	United Airlines Holdings, Inc. (a)	1,470,433
		4,470,358
	Trading Companies & Distributors — 5.4%
5,920	FTAI Aviation Ltd.	210,456
3,705	Herc Holdings, Inc.	440,673
3,634	United Rentals, Inc.	1,615,567
		2,266,696

	Total Investments — 99.9%	42,007,581
	(Cost $45,587,546)
	Net Other Assets and Liabilities — 0.1%	45,974
	Net Assets — 100.0%	$42,053,555

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 42,007,581	$ 42,007,581	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Australia — 2.8%
3,702	Aristocrat Leisure Ltd.	$97,232
30,043	Tabcorp Holdings Ltd.	18,157
		115,389
	Bermuda — 0.5%
80,000	China Ruyi Holdings Ltd. (b)	20,738
	Cayman Islands — 20.3%
2,153	Hello Group, Inc., ADR	15,028
4,087	iQIYI, Inc., ADR (b)	19,372
5,978	JOYY, Inc., ADR	227,822
15,875	Kuaishou Technology (b) (c) (d)	127,410
1,994	NetEase, Inc., ADR	199,719
4,671	Tencent Holdings Ltd.	182,642
10,713	Tencent Music Entertainment Group, ADR (b)	68,349
		840,342
	Greece — 0.5%
1,288	OPAP S.A.	21,597
	Ireland — 4.0%
1,004	Flutter Entertainment PLC (b)	164,026
	Isle Of Man — 1.1%
4,013	Entain PLC	45,673
	Japan — 10.9%
1,000	Capcom Co., Ltd.	36,034
2,661	Nexon Co., Ltd.	47,606
4,490	Nintendo Co., Ltd.	187,183
2,223	Sony Group Corp.	182,077
		452,900
	Luxembourg — 3.1%
830	Spotify Technology S.A. (b)	128,351
	Malta — 0.4%
1,984	Kindred Group PLC, SDR	18,138
	South Korea — 0.6%
412	AfreecaTV Co., Ltd.	25,678
	Sweden — 3.7%
1,926	Betsson AB, Class B	21,189
1,141	Evolution AB (c) (d)	115,546
4,894	Viaplay Group AB (b)	15,714
		152,449
	Switzerland — 0.4%
1,542	Sportradar Holding AG, Class A (b)	15,435
	United States — 51.6%
2,337	Activision Blizzard, Inc.	218,813
1,805	Advanced Micro Devices, Inc. (b)	185,590
1,477	Bally’s Corp. (b)	19,364
2,683	DraftKings, Inc., Class A (b)	78,988
1,531	Electronic Arts, Inc.	184,332
Shares	Description	Value

	United States (Continued)
7,714	fuboTV, Inc. (b)	$20,596
1,698	GameStop Corp., Class A (b)	27,949
6,179	Intel Corp.	219,663
593	Light & Wonder, Inc. (b)	42,299
1,899	MGM Resorts International	69,807
465	Netflix, Inc. (b)	175,584
455	NVIDIA Corp.	197,920
860	Penn Entertainment, Inc. (b)	19,737
2,837	ROBLOX Corp., Class A (b)	82,160
783	Roku, Inc. (b)	55,272
2,653	Rumble, Inc. (b)	13,530
991	Take-Two Interactive Software, Inc. (b)	139,127
1,428	Unity Software, Inc. (b)	44,825
2,313	Walt Disney (The) Co. (b)	187,469
14,161	Warner Bros Discovery, Inc. (b)	153,788
		2,136,813
	Total Common Stocks	4,137,529
	(Cost $4,231,680)
WARRANTS — 0.0%
	Australia — 0.0%
339	PointsBet Holdings Ltd., expiring 07/08/24 (b) (e) (f)	0
	(Cost $0)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$113	Bank of America Corp., 3.19% (g), dated 09/29/23, due 10/02/23, with a maturity value of $113. Collateralized by U.S. Treasury Securities, interest rates of 1.38% to 4.00%, due 11/15/2040 to 02/15/2053. The value of the collateral including accrued interest is $115. (h)	113
	(Cost $113)

	Total Investments — 99.9%	4,137,642
	(Cost $4,231,793)
	Net Other Assets and Liabilities — 0.1%	5,431
	Net Assets — 100.0%	$4,143,073

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Fund Performance Overview.

(b)	Non-income producing security.
See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(g)	Rate shown reflects yield as of September 30, 2023.
(h)
This security serves as collateral for securities lending. The corresponding security on loan was sold on September 15,
2023, however all collateral remained invested in Bank of
America Corp. as of September 30, 2023.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
SDR	– Swedish Depositary Receipt

Currency Exposure Diversification	% of Total Investments
United States Dollar	67.9%
Japanese Yen	11.0
Hong Kong Dollar	8.0
British Pound Sterling	5.1
Swedish Krona	4.1
Australian Dollar	2.8
South Korean Won	0.6
Euro	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,137,529	$ 4,137,529	$ —	$ —
Warrants*	—**	—	—**	—
Repurchase Agreements	113	—	113	—
Total Investments	$4,137,642	$4,137,529	$113	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$113
Non-cash Collateral(2)	(113)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At September 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
September 30, 2023 (Unaudited)

	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
ASSETS:
Investments, at value	$125,832,082	$130,999,906	$259,126,700
Cash	184,877	129,206	279,593
Receivables:
Dividends	407,179	370,363	180,156
Investment securities sold	—	9,441,202	—
Reclaims	—	—	—
Securities lending income	—	—	61
Total Assets	126,424,138	140,940,677	259,586,510

LIABILITIES:
Payables:
Investment securities purchased	302,763	—	—
Investment advisory fees	63,798	216,692	127,978
Capital shares purchased	—	9,462,039	—
Collateral for securities on loan	—	—	—
Total Liabilities	366,561	9,678,731	127,978
NET ASSETS	$126,057,577	$131,261,946	$259,458,532

NET ASSETS consist of:
Paid-in capital	$309,829,829	$269,543,305	$331,750,496
Par value	61,000	55,500	86,500
Accumulated distributable earnings (loss)	(183,833,252)	(138,336,859)	(72,378,464)
NET ASSETS	$126,057,577	$131,261,946	$259,458,532
NET ASSET VALUE, per share	$20.67	$23.65	$30.00
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	6,100,002	5,550,002	8,650,002
Investments, at cost	$147,873,140	$146,522,792	$234,926,223
See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust S-Network E-Commerce ETF (ISHP)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)	First Trust S-Network Streaming & Gaming ETF (BNGE)

$20,445,532	$5,074,660	$1,130,835,527	$42,007,581	$4,137,642
11,529	1,548	1,317,654	30,926	2,947

11,311	6,125	379,471	38,676	4,820
—	—	—	—	—
—	8,530	—	—	179
—	—	—	—	49
20,468,372	5,090,863	1,132,532,652	42,077,183	4,145,637

—	—	—	—	—
10,828	2,594	585,081	23,628	2,451
—	—	—	—	—
—	—	—	—	113
10,828	2,594	585,081	23,628	2,564
$20,457,544	$5,088,269	$1,131,947,571	$42,053,555	$4,143,073

$25,939,231	$11,336,914	$1,073,586,247	$105,715,964	$4,614,814
8,000	2,000	167,500	15,000	2,000
(5,489,687)	(6,250,645)	58,193,824	(63,677,409)	(473,741)
$20,457,544	$5,088,269	$1,131,947,571	$42,053,555	$4,143,073
$25.57	$25.44	$67.58	$28.04	$20.72
800,002	200,002	16,750,002	1,500,002	200,002
$21,605,282	$6,025,543	$1,080,628,170	$45,587,546	$4,231,793
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended September 30, 2023 (Unaudited)

	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
INVESTMENT INCOME:
Dividends	$2,822,014	$10,619,056	$3,899,218
Interest	382	2,062	—
Securities lending income (net of fees)	—	—	240
Foreign withholding tax	(2,082)	—	—
Total investment income	2,820,314	10,621,118	3,899,458

EXPENSES:
Investment advisory fees	415,530	2,735,782	783,129
Total expenses	415,530	2,735,782	783,129
NET INVESTMENT INCOME (LOSS)	2,404,784	7,885,336	3,116,329

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(9,716,196)	(13,126,235)	1,685,734
In-kind redemptions	(2,469,419)	(43,306,429)	4,897,231
Foreign currency transactions	—	—	—
Net realized gain (loss)	(12,185,615)	(56,432,664)	6,582,965
Net change in unrealized appreciation (depreciation) on:
Investments	8,080,201	(30,466,131)	19,356,734
Foreign currency translation	—	—	—
Net change in unrealized appreciation (depreciation)	8,080,201	(30,466,131)	19,356,734
NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,105,414)	(86,898,795)	25,939,699
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,700,630)	$(79,013,459)	$29,056,028
See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust S-Network E-Commerce ETF (ISHP)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)	First Trust S-Network Streaming & Gaming ETF (BNGE)

$262,537	$46,589	$7,419,220	$375,566	$26,477
115	49	2,224	136	—
—	—	—	—	344
(286)	(2,604)	(66,893)	(79)	(1,188)
262,366	44,034	7,354,551	375,623	25,633

82,433	15,957	3,305,206	150,554	15,013
82,433	15,957	3,305,206	150,554	15,013
179,933	28,077	4,049,345	225,069	10,620

144,133	(182,749)	(18,687,813)	59,534	1,233
811,682	—	47,154,978	1,782,019	—
—	(1,115)	—	—	(471)
955,815	(183,864)	28,467,165	1,841,553	762

(1,252,280)	10,912	9,773,088	(1,161,152)	(69,818)
—	(103)	—	—	(37)
(1,252,280)	10,809	9,773,088	(1,161,152)	(69,855)
(296,465)	(173,055)	38,240,253	680,401	(69,093)
$(116,532)	$(144,978)	$42,289,598	$905,470	$(58,473)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust Nasdaq Bank ETF (FTXO)		First Trust Nasdaq Food & Beverage ETF (FTXG)
	Six Months Ended 9/30/2023 (Unaudited)	Year Ended 3/31/2023	Six Months Ended 9/30/2023 (Unaudited)	Year Ended 3/31/2023
OPERATIONS:
Net investment income (loss)	$2,404,784	$6,468,033	$7,885,336	$14,325,643
Net realized gain (loss)	(12,185,615)	(68,895,049)	(56,432,664)	(56,358,031)
Net change in unrealized appreciation (depreciation)	8,080,201	(24,928,953)	(30,466,131)	14,148,675
Net increase (decrease) in net assets resulting from operations	(1,700,630)	(87,355,969)	(79,013,459)	(27,883,713)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,645,951)	(6,261,407)	(8,633,181)	(13,322,256)
Return of capital	—	—	—	—
Total distributions to shareholders	(2,645,951)	(6,261,407)	(8,633,181)	(13,322,256)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,520,206	38,456,834	173,762,406	1,447,529,232
Cost of shares redeemed	(37,824,072)	(142,068,023)	(939,193,254)	(432,794,312)
Net increase (decrease) in net assets resulting from shareholder transactions	(34,303,866)	(103,611,189)	(765,430,848)	1,014,734,920
Total increase (decrease) in net assets	(38,650,447)	(197,228,565)	(853,077,488)	973,528,951

NET ASSETS:
Beginning of period	164,708,024	361,936,589	984,339,434	10,810,483
End of period	$126,057,577	$164,708,024	$131,261,946	$984,339,434

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,750,002	11,400,002	36,550,002	400,002
Shares sold	150,000	1,400,000	6,650,000	52,250,000
Shares redeemed	(1,800,000)	(5,050,000)	(37,650,000)	(16,100,000)
Shares outstanding, end of period	6,100,002	7,750,002	5,550,002	36,550,002
See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)		First Trust Nasdaq Pharmaceuticals ETF (FTXH)		First Trust S-Network E-Commerce ETF (ISHP)
Six Months Ended 9/30/2023 (Unaudited)	Year Ended 3/31/2023	Six Months Ended 9/30/2023 (Unaudited)	Year Ended 3/31/2023	Six Months Ended 9/30/2023 (Unaudited)	Year Ended 3/31/2023

$3,116,329	$29,703,652	$179,933	$496,968	$28,077	$16,095
6,582,965	85,111,579	955,815	838,756	(183,864)	(4,035,293)
19,356,734	(160,545,326)	(1,252,280)	(1,491,531)	10,809	886,055
29,056,028	(45,730,095)	(116,532)	(155,807)	(144,978)	(3,133,143)

(5,370,391)	(27,976,256)	(181,796)	(500,150)	(90,981)	(39,201)
—	—	—	—	—	—
(5,370,391)	(27,976,256)	(181,796)	(500,150)	(90,981)	(39,201)

22,177,592	1,343,270,023	2,670,779	50,373,967	—	—
(101,000,935)	(2,102,598,406)	(14,554,610)	(34,389,637)	—	(10,089,830)
(78,823,343)	(759,328,383)	(11,883,831)	15,984,330	—	(10,089,830)
(55,137,706)	(833,034,734)	(12,182,159)	15,328,373	(235,959)	(13,262,174)

314,596,238	1,147,630,972	32,639,703	17,311,330	5,324,228	18,586,402
$259,458,532	$314,596,238	$20,457,544	$32,639,703	$5,088,269	$5,324,228

11,650,002	43,350,002	1,250,002	650,002	200,002	600,002
750,000	50,450,000	100,000	1,900,000	—	—
(3,750,000)	(82,150,000)	(550,000)	(1,300,000)	—	(400,000)
8,650,002	11,650,002	800,002	1,250,002	200,002	200,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust Nasdaq Semiconductor ETF (FTXL)		First Trust Nasdaq Transportation ETF (FTXR)
	Six Months Ended 9/30/2023 (Unaudited)	Year Ended 3/31/2023	Six Months Ended 9/30/2023 (Unaudited)	Year Ended 3/31/2023
OPERATIONS:
Net investment income (loss)	$4,049,345	$741,203	$225,069	$1,339,675
Net realized gain (loss)	28,467,165	(7,865,888)	1,841,553	(49,607,011)
Net change in unrealized appreciation (depreciation)	9,773,088	39,410,046	(1,161,152)	10,350,564
Net increase (decrease) in net assets resulting from operations	42,289,598	32,285,361	905,470	(37,916,772)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,883,275)	(931,111)	(276,671)	(1,511,736)
Return of capital	—	—	—	—
Total distributions to shareholders	(3,883,275)	(931,111)	(276,671)	(1,511,736)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	341,860,025	903,564,157	14,916,915	2,951,382
Cost of shares redeemed	(236,414,827)	(55,273,060)	(21,157,467)	(196,699,292)
Net increase (decrease) in net assets resulting from shareholder transactions	105,445,198	848,291,097	(6,240,552)	(193,747,910)
Total increase (decrease) in net assets	143,851,521	879,645,347	(5,611,753)	(233,176,418)

NET ASSETS:
Beginning of period	988,096,050	108,450,703	47,665,308	280,841,726
End of period	$1,131,947,571	$988,096,050	$42,053,555	$47,665,308

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	15,250,002	1,550,002	1,750,002	8,700,002
Shares sold	5,000,000	14,600,000	500,000	100,000
Shares redeemed	(3,500,000)	(900,000)	(750,000)	(7,050,000)
Shares outstanding, end of period	16,750,002	15,250,002	1,500,002	1,750,002
See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Six Months Ended 9/30/2023 (Unaudited)	Year Ended 3/31/2023

$10,620	$5,874
762	(379,118)
(69,855)	146,378
(58,473)	(226,866)

(8,020)	(11,922)
—	(3,048)
(8,020)	(14,970)

—	959,545
—	—
—	959,545
(66,493)	717,709

4,209,566	3,491,857
$4,143,073	$4,209,566

200,002	150,002
—	50,000
—	—
200,002	200,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Bank ETF (FTXO)

	Six Months Ended 9/30/2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$21.25	$31.75	$31.14	$15.64	$24.41	$29.50
Income from investment operations:
Net investment income (loss)	0.37 (a)	0.83	0.61	0.59 (a)	0.73	0.84
Net realized and unrealized gain (loss)	(0.52)	(10.54)	0.61 (b)	15.50	(8.77)	(5.14)
Total from investment operations	(0.15)	(9.71)	1.22	16.09	(8.04)	(4.30)
Distributions paid to shareholders from:
Net investment income	(0.43)	(0.79)	(0.61)	(0.59)	(0.73)	(0.79)
Net asset value, end of period	$20.67	$21.25	$31.75	$31.14	$15.64	$24.41
Total return (c)	(0.78)%	(30.94)%	3.89%	105.13%	(33.93)%	(14.49)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$126,058	$164,708	$361,937	$227,293	$58,658	$168,447
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	3.47% (d)	2.76%	1.91%	2.65%	2.69%	1.83%
Portfolio turnover rate (e)	24%	69%	78%	176%	59%	87%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Food & Beverage ETF (FTXG)

	Six Months Ended 9/30/2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$26.93	$27.03	$25.66	$17.28	$20.06	$19.71
Income from investment operations:
Net investment income (loss)	0.23 (a)	0.41	0.41	0.32	0.27	0.27
Net realized and unrealized gain (loss)	(2.73)	(0.13)	1.39	8.38	(2.77)	0.33
Total from investment operations	(2.50)	0.28	1.80	8.70	(2.50)	0.60
Distributions paid to shareholders from:
Net investment income	(0.78)	(0.38)	(0.43)	(0.32)	(0.28)	(0.25)
Net asset value, end of period	$23.65	$26.93	$27.03	$25.66	$17.28	$20.06
Total return (b)	(9.33)%	1.10%	7.13%	50.65%	(12.69)%	3.13%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$131,262	$984,339	$10,810	$5,133	$2,592	$2,006
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.73% (c)	1.71%	1.61%	1.44%	1.58%	1.55%
Portfolio turnover rate (d)	6%	78%	77%	131%	59%	108%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Oil & Gas ETF (FTXN)

	Six Months Ended 9/30/2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.00	$26.47	$15.51	$8.10	$18.91	$19.95
Income from investment operations:
Net investment income (loss)	0.33 (a)	0.69 (a)	0.31	0.22	0.31	0.41
Net realized and unrealized gain (loss)	3.27	0.50 (b)	10.96	7.39	(10.79)	(1.06)
Total from investment operations	3.60	1.19	11.27	7.61	(10.48)	(0.65)
Distributions paid to shareholders from:
Net investment income	(0.60)	(0.66)	(0.31)	(0.20)	(0.32)	(0.39)
Return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.60)	(0.66)	(0.31)	(0.20)	(0.33)	(0.39)
Net asset value, end of period	$30.00	$27.00	$26.47	$15.51	$8.10	$18.91
Total return (c)	13.51%	4.66%	73.19%	95.16%	(56.26)%	(3.27)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$259,459	$314,596	$1,147,631	$36,448	$6,885	$12,294
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.39% (d)	2.54%	1.87%	2.01%	2.14%	1.69%
Portfolio turnover rate (e)	10%	100%	139%	136%	76%	126%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Pharmaceuticals ETF (FTXH)

	Six Months Ended 9/30/2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$26.11	$26.63	$25.51	$19.36	$21.50	$21.14
Income from investment operations:
Net investment income (loss)	0.17 (a)	0.33	0.27	0.24	0.18	0.13
Net realized and unrealized gain (loss)	(0.52)	(0.50)	1.10	6.14	(2.13)	0.35
Total from investment operations	(0.35)	(0.17)	1.37	6.38	(1.95)	0.48
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.35)	(0.25)	(0.23)	(0.19)	(0.12)
Net asset value, end of period	$25.57	$26.11	$26.63	$25.51	$19.36	$21.50
Total return (b)	(1.35)%	(0.61)%	5.39%	33.00%	(9.13)%	2.30%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$20,458	$32,640	$17,311	$19,133	$5,810	$5,376
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.31% (c)	1.39%	0.97%	1.07%	0.85%	0.69%
Portfolio turnover rate (d)	14%	76%	77%	83%	42%	107%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S-Network E-Commerce ETF (ISHP)

	Six Months Ended 9/30/2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$26.62	$30.98	$31.48	$18.10	$22.34	$20.86
Income from investment operations:
Net investment income (loss)	0.14 (a)	0.06 (a)	0.26	0.19	0.27	0.21
Net realized and unrealized gain (loss)	(0.87)	(4.28)	(0.54)	13.39	(4.22)	1.45
Total from investment operations	(0.73)	(4.22)	(0.28)	13.58	(3.95)	1.66
Distributions paid to shareholders from:
Net investment income	(0.45)	(0.14)	(0.22)	(0.20)	(0.29)	(0.18)
Net asset value, end of period	$25.44	$26.62	$30.98	$31.48	$18.10	$22.34
Total return (b)	(2.79)%	(13.57)%	(0.94)%	75.23%	(17.90)%	7.98%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,088	$5,324	$18,586	$9,444	$3,619	$8,934
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.06% (c)	0.23%	0.91%	0.70%	1.11%	1.41%
Portfolio turnover rate (d)	19%	95%	213%	114%	65%	127%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Semiconductor ETF (FTXL)

	Six Months Ended 9/30/2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$64.79	$69.97	$64.74	$33.00	$31.83	$32.58
Income from investment operations:
Net investment income (loss)	0.25 (a)	0.46	0.27	0.23	0.38	0.25
Net realized and unrealized gain (loss)	2.77	(5.14) (b)	5.22	31.75	1.18	(0.79)
Total from investment operations	3.02	(4.68)	5.49	31.98	1.56	(0.54)
Distributions paid to shareholders from:
Net investment income	(0.23)	(0.50)	(0.26)	(0.24)	(0.39)	(0.21)
Net asset value, end of period	$67.58	$64.79	$69.97	$64.74	$33.00	$31.83
Total return (c)	4.66%	(6.54)%	8.46%	97.11%	4.82%	(1.62)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,131,948	$988,096	$108,451	$84,156	$31,353	$30,242
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.74% (d)	0.78%	0.40%	0.45%	1.00%	0.78%
Portfolio turnover rate (e)	16%	46%	58%	113%	64%	94%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Transportation ETF (FTXR)

	Six Months Ended 9/30/2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.24	$32.28	$32.88	$15.11	$23.33	$24.93
Income from investment operations:
Net investment income (loss)	0.13 (a)	0.56	0.45	0.04	0.30	0.35
Net realized and unrealized gain (loss)	0.85	(5.04)	(0.62)	17.79	(8.22)	(1.62)
Total from investment operations	0.98	(4.48)	(0.17)	17.83	(7.92)	(1.27)
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.56)	(0.43)	(0.06)	(0.30)	(0.33)
Net asset value, end of period	$28.04	$27.24	$32.28	$32.88	$15.11	$23.33
Total return (b)	3.57%	(13.76)%	(0.53)%	118.10%	(34.35)%	(5.11)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$42,054	$47,665	$280,842	$1,071,854	$1,511	$2,333
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.90% (c)	1.42%	0.92%	0.10%	1.04%	1.38%
Portfolio turnover rate (d)	20%	71%	43%	129%	89%	108%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S-Network Streaming & Gaming ETF (BNGE)

	Six Months Ended 9/30/2023 (Unaudited)	Year Ended 3/31/2023	Period Ended 3/31/2022 (a)

Net asset value, beginning of period	$21.05	$23.28	$24.46
Income from investment operations:
Net investment income (loss)	0.05 (b)	0.04	0.03
Net realized and unrealized gain (loss)	(0.34)	(2.17)	(1.20)
Total from investment operations	(0.29)	(2.13)	(1.17)
Distributions paid to shareholders from:
Net investment income	(0.04)	(0.08)	(0.00) (c)
Net realized gain	—	(0.02)	—
Total distributions	(0.04)	(0.10)	(0.00)
Net asset value, end of period	$20.72	$21.05	$23.28
Total return (d)	(1.43)%	(9.08)%	(4.81)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,143	$4,210	$3,492
Ratio of total expenses to average net assets	0.70% (e)	0.70%	0.71% (e)
Ratio of net investment income (loss) to average net assets	0.50% (e)	0.17%	0.47% (e)
Portfolio turnover rate (f)	12%	42%	0%

(a)	Inception date is January 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-two exchange-traded funds that are offering shares. This report covers the eight funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust and listed and traded on Nasdaq, Inc. (“Nasdaq”) with the exception of BNGE which is listed and traded on The NYSE Arca, Inc.

First Trust Nasdaq Bank ETF – (ticker “FTXO”)
First Trust Nasdaq Food & Beverage ETF – (ticker “FTXG”)
First Trust Nasdaq Oil & Gas ETF – (ticker “FTXN”)
First Trust Nasdaq Pharmaceuticals ETF – (ticker “FTXH”)
First Trust S-Network E-Commerce ETF – (ticker “ISHP”)
First Trust Nasdaq Semiconductor ETF – (ticker “FTXL”)
First Trust Nasdaq Transportation ETF – (ticker “FTXR”)
First Trust S-Network Streaming & Gaming ETF – (ticker “BNGE”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Nasdaq Bank ETF	Nasdaq US Smart BanksTM Index
First Trust Nasdaq Food & Beverage ETF	Nasdaq US Smart Food & BeverageTM Index
First Trust Nasdaq Oil & Gas ETF	Nasdaq US Smart Oil & GasTM Index
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq US Smart PharmaceuticalsTM Index
First Trust S-Network E-Commerce ETF	S-Network Global E-Commerce IndexTM
First Trust Nasdaq Semiconductor ETF	Nasdaq US Smart SemiconductorTM Index
First Trust Nasdaq Transportation ETF	Nasdaq US Smart TransportationTM Index
First Trust S-Network Streaming & Gaming ETF	S-Network Streaming & Gaming Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the value of similar foreign securities traded on other foreign markets;
 2)
ADR trading of similar securities;
 3)
closed-end fund or exchange-traded fund trading of similar securities;
 4)
foreign currency exchange activity;
 5)
the trading prices of financial products that are tied to baskets of foreign securities;
 6)
factors relating to the event that precipitated the pricing problem;
 7)
whether the event is likely to recur;
 8)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
 9)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2023, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Prior to May 8, 2023 for all the Funds except ISHP and BNGE, and June 12, 2023 for ISHP and BNGE, the Funds’ securities lending agent was Brown Brothers Harriman & Co. (“BBH”). Effective May 8, 2023 for all the Funds except ISHP and BNGE, and June 12, 2023 for ISHP and BNGE, the Bank of New York Mellon (“BNYM”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2023, only BNGE had securities in the securities lending program. During the six months ended September 30, 2023, FTXN and BNGE participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNYM to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNYM.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended September 30, 2023, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$6,261,407	$—	$—
First Trust Nasdaq Food & Beverage ETF	13,322,256	—	—
First Trust Nasdaq Oil & Gas ETF	27,976,256	—	—
First Trust Nasdaq Pharmaceuticals ETF	500,150	—	—
First Trust S-Network E-Commerce ETF	39,201	—	—
First Trust Nasdaq Semiconductor ETF	931,111	—	—
First Trust Nasdaq Transportation ETF	1,511,736	—	—
First Trust S-Network Streaming & Gaming ETF	11,922	—	3,048

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
As of March 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$536,448	$(148,409,375)	$(31,613,744)
First Trust Nasdaq Food & Beverage ETF	1,003,387	(63,514,879)	11,821,273
First Trust Nasdaq Oil & Gas ETF	2,351,864	(93,410,183)	(5,005,782)
First Trust Nasdaq Pharmaceuticals ETF	18,103	(5,088,267)	(121,195)
First Trust S-Network E-Commerce ETF	67,042	(5,050,919)	(1,030,809)
First Trust Nasdaq Semiconductor ETF	—	(18,825,804)	38,613,305
First Trust Nasdaq Transportation ETF	42,379	(61,692,799)	(2,655,788)
First Trust S-Network Streaming & Gaming ETF	—	(287,109)	(120,139)
H. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all the Funds, with the exception of BNGE, the taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. For BNGE, the taxable period ended 2022 and year ended 2023 remain open to federal and state audit. As of September 30, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Nasdaq Bank ETF	$148,409,375
First Trust Nasdaq Food & Beverage ETF	63,514,879
First Trust Nasdaq Oil & Gas ETF	93,410,183
First Trust Nasdaq Pharmaceuticals ETF	5,088,267
First Trust S-Network E-Commerce ETF	5,050,919
First Trust Nasdaq Semiconductor ETF	18,825,804
First Trust Nasdaq Transportation ETF	61,692,799
First Trust S-Network Streaming & Gaming ETF	287,109

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
As of September 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$147,873,140	$3,242,089	$(25,283,147)	$(22,041,058)
First Trust Nasdaq Food & Beverage ETF	146,522,792	503,750	(16,026,636)	(15,522,886)
First Trust Nasdaq Oil & Gas ETF	234,926,223	25,551,940	(1,351,463)	24,200,477
First Trust Nasdaq Pharmaceuticals ETF	21,605,282	1,060,942	(2,220,692)	(1,159,750)
First Trust S-Network E-Commerce ETF	6,025,543	326,040	(1,276,923)	(950,883)
First Trust Nasdaq Semiconductor ETF	1,080,628,170	88,364,295	(38,156,938)	50,207,357
First Trust Nasdaq Transportation ETF	45,587,546	2,054,572	(5,634,537)	(3,579,965)
First Trust S-Network Streaming & Gaming ETF	4,231,793	436,902	(531,053)	(94,151)
I. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
First Trust has entered into licensing agreements with Nasdaq and VettaFi LLC (each, a “Licensor”), as applicable, for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. Prior to May 8, 2023, for all funds except ISHP and BNGE, and June 12, 2023, for ISHP and BNGE, First Trust also provided fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which was covered under the annual unitary management fee. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	ISHP	BNGE
Fund net assets up to and including $2.5 billion	0.600%	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.6475%
Fund net assets greater than $10 billion	0.540%	0.6300%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
For FTXO, FTXG, FTXN, FTXH, FTXL, and FTXR, the annual unitary management fee payable by each Fund will be calculated pursuant to the schedule below:

Breakpoints
Fund net assets up to and including $2.5 billion	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%
Fund net assets greater than $15 billion	0.510%
Effective May 8, 2023, for all Funds except ISHP and BNGE, and June 12, 2023, for ISHP and BNGE, the Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Prior to May 8, 2023, for all Funds except ISHP and BNGE, and June 12, 2023, for ISHP and BNGE, the Trust had multiple service agreements with BBH. Under the service agreements, BBH performed custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH was responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH was responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH was responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended September 30, 2023, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Nasdaq Bank ETF	$33,740,194	$32,898,883
First Trust Nasdaq Food & Beverage ETF	51,667,605	55,028,060
First Trust Nasdaq Oil & Gas ETF	26,688,212	28,947,544
First Trust Nasdaq Pharmaceuticals ETF	3,718,144	3,709,931
First Trust S-Network E-Commerce ETF	981,827	1,019,395
First Trust Nasdaq Semiconductor ETF	174,075,470	173,240,437
First Trust Nasdaq Transportation ETF	9,658,536	9,749,277
First Trust S-Network Streaming & Gaming ETF	537,412	520,614
For the six months ended September 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Nasdaq Bank ETF	$2,648,533	$37,717,414
First Trust Nasdaq Food & Beverage ETF	173,358,326	935,571,110

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
	Purchases	Sales
First Trust Nasdaq Oil & Gas ETF	$22,151,787	$100,757,015
First Trust Nasdaq Pharmaceuticals ETF	2,666,016	14,530,586
First Trust S-Network E-Commerce ETF	—	—
First Trust Nasdaq Semiconductor ETF	341,304,187	235,340,361
First Trust Nasdaq Transportation ETF	14,907,676	21,107,724
First Trust S-Network Streaming & Gaming ETF	—	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process:the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2024.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to:possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Advisory Agreements
Board Considerations Regarding Approval of the Continuation of the Investment Management Agreements
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):

First Trust Nasdaq Bank ETF (FTXO)
First Trust Nasdaq Food & Beverage ETF (FTXG)
First Trust Nasdaq Oil & Gas ETF (FTXN)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
First Trust S-Network E-Commerce ETF (ISHP)
First Trust Nasdaq Semiconductor ETF (FTXL)
First Trust Nasdaq Transportation ETF (FTXR)
First Trust S-Network Streaming & Gaming ETF (BNGE)
The Board approved the continuation of the Agreement for BNGE for a period ending June 30, 2023 at a meeting held on April 17, 2023 and approved the continuation of the Agreement for each Fund, including BNGE, for a one-year period ending June 30, 2024 at a meeting held on June 4–5, 2023.  The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements.  At meetings held on April 17, 2023 and June 4–5, 2023, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined:the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including, for each Fund except BNGE, comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program.  The Board reviewed initial materials with the Advisor at the meeting held on April 17, 2023, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor.  Also at the April meeting, the Board

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
approved the continuation of the Agreement for BNGE for a period ending June 30, 2023.  The Board considered that the initial term of the Agreement for BNGE would expire prior to the June 4–5, 2023 meeting when the annual continuation of the advisory contracts for the funds in the First Trust Fund Complex would be considered, that the continuation of the Agreement for BNGE to June 30, 2023 would align the term of the Agreement for BNGE with the terms of the Agreements for the other Funds and that the Board would consider the continuation of the Agreement for BNGE for an additional one-year period at the June meeting.
Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 4–5, 2023 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective.  The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements.  The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.  The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services.  In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions.  The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds.  Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 17, 2023 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex.  In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the applicable Agreement for the services provided.  The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.  The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable.  Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point.  Based on the information provided, the Board noted that the total (net) expense ratio for ISHP was below the median total (net) expense ratio of the peer funds in its Expense Group and that the total (net) expense ratio for each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group.  With respect to the Expense Groups, the Board, at the April 17, 2023 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors.  The Board took these limitations and differences into account in considering the peer data.  With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability.  In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund.  The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds.  The Board determined that this process continues to be effective for reviewing each Fund’s performance.  For each Fund except BNGE, the Board received and reviewed information for periods ended December 31, 2022 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index.  With respect to ISHP, the Board noted that during

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
2021, it approved changes to the Fund’s investment objective and, effective January 26, 2022, the Fund changed its name and ticker symbol and began tracking the S-Network Global E-Commerce Index, and that the performance information included a blend of the old and new indexes.  Based on the information provided and its ongoing review of performance, the Board concluded that each applicable Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range.  In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index.  However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.  Because BNGE commenced operations on January 25, 2022 and therefore has a limited performance history, comparative performance information for BNGE was not reviewed.
On the basis of all the information provided on the unitary fee and performance, as applicable, of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale.  The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds.  The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff.  The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds.  The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels.  The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund except BNGE for the twelve months ended December 31, 2022 and to BNGE for the period from inception through December 31, 2022 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2022.  The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable.  In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds.  The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds.  The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee.  The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund.  No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended
September 30, 2023

First Trust Exchange-Traded Fund VI

Emerging Markets Equity Select ETF (RNEM)
Large Cap US Equity Select ETF (RNLC)
Mid Cap US Equity Select ETF (RNMC)
Small Cap US Equity Select ETF (RNSC)
US Equity Dividend Select ETF (RNDV)

First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2023

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that:informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
September 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended September 30, 2023.
A famous financial industry quote came to mind as I was sizing up the current business climate:“Wall Street has a few prudent principles; the trouble is that they are always forgotten when they are most needed.” The past year has been a time when those who stuck with their principles were rewarded, in my opinion. The financial markets continue to battle a myriad of headwinds, from geopolitical uncertainty resulting from war (Israel and Hamas and the conflict between Russia and Ukraine), to slowing global economic growth and inflation. Inflation, for one, has remained persistently high. A common measure of inflation is the 12-month rate of change in the Consumer Price Index (“CPI”). The CPI stood at 3.7% on September 30, 2023, significantly lower than its most recent high of 9.1% set on June 30, 2022, but up from its most recent low of 3.0% on June 30, 2023. Considering this, as well as other better-than-expected economic data, the Federal Reserve recently noted that the Federal Funds target rate will need to remain elevated for a longer period than previously expected.
As many investors are likely aware, a higher Federal Funds target rate has deep implications for consumers. Perhaps the most obvious area impacted by higher rates is housing. The national average for a 30-year mortgage stood at 7.99% as of October 18, 2023, up from 3.22% on October 20, 2021. Higher mortgage rates, coupled with high home prices, are stretching U.S. home affordability. The monthly payment on a median-priced home ($407,100 in August 2023) with a 20% down payment, and a mortgage rate of 7.99%, comes in at $2,387. It is not just mortgage rates that are pressuring the budgets of U.S. households. Debt payments on car loans and credit cards are showing signs of weakness as well. Data from the Federal Reserve Bank of New York revealed that the rate of new credit card and new auto loan delinquencies stood at 7.2% and 7.3%, respectively, in the second quarter of 2023 (most recent data), surpassing pre-pandemic levels.
While headwinds to the global economy exist, not all the news is bad. Driven by technological developments in artificial intelligence, the U.S. equity markets have had a phenomenal year. Year-to-date through September 30, 2023, the S&P 500® Index has enjoyed a total return of 13.07%. Additionally, the U.S. exported a record 20.4 billion cubic feet per day (“Bcf/d”) of natural gas and 11.6 Bcf/d of liquefied natural gas (“LNG”) over the first six months of the year, making the U.S. the world’s largest exporter of LNG during the period. It can be tempting to deviate from fundamentals when times get tough, but we continue to encourage investors to hold fast to their principles; they will serve you for years to come.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2023
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.
State of the Global Economy
The latest global growth forecast from the International Monetary Fund (“IMF”) released in October 2023 sees real gross domestic product growth rising by 3.0% worldwide in 2023, up from its 2.9% projection in January 2023. The IMF is currently forecasting a 2.1% growth rate for the U.S., up from its January 2023 estimate of 1.4%. Emerging Market and Developing Economies are expected to grow by 4.0% this year, unchanged from the IMF’s 4.0% estimate in January 2023. The IMF notes that risks to their global outlook remain tilted to the downside, citing the real estate crisis in China, the potential for increased volatility among commodity prices, and uncomfortably high inflation, among other reasons, for their outlook.
In the U.S., inflation, as measured by the Consumer Price Index (“CPI”), stood at 3.7% on a trailing 12-month basis at the end of September 2023, according to the U.S. Bureau of Labor Statistics. While this is significantly lower than the most recent high of 9.1% in June 2022, the September CPI reading reflects a re-acceleration in the metric when compared to its most recent low of 3.0% set on June 30, 2023.
Performance of Global Stocks and Bonds
The major U.S. stock indices delivered mixed results over the past six months. The S&P 500® (the “Index”), S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 5.18%, 0.45% and -1.71%, respectively, for the six-month period ended September 30, 2023. Seven of the 11 major sectors that comprise the Index were positive on a total return basis. The top performer was the Communication Services sector, up 16.54%, while the worst showing came from the Utilities sector, down 11.54%.
A Bloomberg survey of twenty-two equity strategists found that their average 2023 year-end price target for the Index was 4,370 as of October 18, 2023, according to its own release. The highest and lowest estimates were 4,900 and 3,700, respectively. The Index closed trading on September 29, 2023, at 4,288.05. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for the 2023 and 2024 calendar years stood at -2.83% and 11.89%, respectively, as of October 13, 2023.
The broader foreign stock indices experienced negative total returns over the past six months. For the six months ended September 30, 2023, the MSCI World ex USA and MSCI Emerging Markets equity indices posted total returns of -1.20% (USD) and -2.05% (USD), respectively, according to Bloomberg. The major foreign bond indices were also down over the same period. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of -5.06% (USD), while the Bloomberg EM Hard Currency Aggregate Index of emerging markets debt fell by 1.18% (USD), according to Bloomberg. The U.S. dollar rose 3.58% over the past six months against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The increase in the dollar proved to be a headwind to the performance of both foreign stock and bond indices, in our opinion.
Results were mixed in the U.S. bond market over the period. The top performing major debt group we track was intermediate U.S. high yield bonds. The Bloomberg Intermediate U.S. High Yield Index posted a total return of 2.29% for the six-month period ended September 30, 2023. The worst performing U.S. debt group that we track was municipal bonds. The Bloomberg Long Municipal Bond (22+) Index posted a total return of -6.03%. The yield on the benchmark 10-Year Treasury Note (“T-Note”) rose by 110 basis points in the period to close at 4.57% on September 29, 2023, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.27% for the 10-year period ended September 30, 2023.

Fund Performance Overview (Unaudited)
Emerging Markets Equity Select ETF (RNEM)
The Emerging Markets Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Emerging MarketsTM Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “RNEM.” The Fund normally invests at least 90% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index.
The Index is owned and was developed and sponsored by Nitrogen Wealth, Inc. (the “Index Provider”). According to the Index Provider, the Index is designed to select low volatility emerging markets securities that are included in the Nasdaq Emerging Large Mid CapTM Index (the “Base Index”) and meet a minimum three-month average daily dollar trading volume threshold. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies operating in emerging markets, as determined by Nasdaq, Inc. A country is classified as “emerging” based on a number of criteria, including national income per capita, national market capitalization and national trading volume. Emerging market countries are generally characterized by lower market efficiency and less strict standards in accounting and securities regulation than developed market countries. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/23	1 Year Ended 9/30/23	5 Years Ended 9/30/23	Inception (6/20/17) to 9/30/23	5 Years Ended 9/30/23	Inception (6/20/17) to 9/30/23
Fund Performance
NAV	8.93%	23.27%	2.44%	2.53%	12.79%	17.01%
Market Price	9.16%	24.15%	2.26%	2.51%	11.85%	16.86%
Index Performance
Nasdaq Riskalyze Emerging MarketsTM Index	10.63%	25.95%	4.42%	4.60%	24.14%	32.59%
Nasdaq Emerging Large Mid CapTM Index	-0.41%	13.89%	1.71%	2.78%	8.83%	18.82%
MSCI Emerging Markets Index	-2.05%	11.70%	0.55%	1.61%	2.80%	10.56%
(See Notes to Fund Performance Overview on page 14.)

Riskalyze and Nasdaq Riskalyze Emerging MarketsTM Index are trademarks or service marks of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Nitrogen Wealth, and Nitrogen Wealth makes no representation regarding the advisability of trading in the Fund. The Nasdaq Riskalyze Emerging MarketsTM Index (“Riskalyze Index”) is a product of Nitrogen Wealth. RISKALYZE® and NASDAQ RISKALYZE EMERGING MARKETSTM INDEX are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	29.6%
Information Technology	26.7
Materials	10.4
Consumer Staples	7.7
Industrials	6.7
Energy	5.8
Consumer Discretionary	3.8
Communication Services	3.7
Utilities	2.4
Health Care	2.3
Real Estate	0.9
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Quanta Computer, Inc.	5.6%
Inventec Corp.	3.2
ICICI Bank Ltd.	3.0
Petronet LNG Ltd.	2.8
Kotak Mahindra Bank Ltd.	2.8
HDFC Bank Ltd.	2.6
Compal Electronics, Inc.	2.5
Chicony Electronics Co., Ltd.	2.5
WPG Holdings Ltd.	2.5
Powertech Technology, Inc.	2.3
Total	29.8%

Performance of a $10,000 Initial Investment
June 20, 2017 - September 30, 2023
$16,000
$14,000
$12,000
$10,000
$8,000
6/20/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
$13,259
$11,882
$11,701
$11,056
Emerging Markets Equity Select ETF
Nasdaq Riskalyze Emerging Markets™ Index
Nasdaq Emerging Large Mid Cap™ Index
MSCI Emerging Markets Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC)
The Large Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large CapTM Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “RNLC.” The Fund normally invests at least 90% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index.
The Index is owned and was developed and sponsored by Nitrogen Wealth, Inc. (the “Index Provider”). According to the Index Provider, the Index is designed to select dividend-paying US large cap securities that are included in the Nasdaq US 500 Large CapTM Index (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/23	1 Year Ended 9/30/23	5 Years Ended 9/30/23	Inception (6/20/17) to 9/30/23	5 Years Ended 9/30/23	Inception (6/20/17) to 9/30/23
Fund Performance
NAV	0.63%	17.43%	7.93%	9.00%	46.45%	71.77%
Market Price	0.63%	17.52%	7.91%	9.00%	46.32%	71.76%
Index Performance
Nasdaq Riskalyze US Large CapTM Index	0.95%	18.22%	8.60%	9.67%	51.08%	78.57%
Nasdaq US 500 Large CapTM Index	5.30%	21.42%	9.83%	11.30%	59.79%	95.87%
S&P 500® Index	5.18%	21.62%	9.92%	11.37%	60.44%	96.62%
(See Notes to Fund Performance Overview on page 14.)

Riskalyze and Nasdaq Riskalyze US Large CapTM Index are trademarks or service marks of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Nitrogen Wealth, and Nitrogen Wealth makes no representation regarding the advisability of trading in the Fund. The Nasdaq Riskalyze US Large CapTM Index (“Riskalyze Index”) is a product of Nitrogen Wealth, Inc. RISKALYZE® and NASDAQ RISKALYZE US LARGE CAPTM INDEX are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	30.4%
Industrials	13.3
Health Care	13.1
Financials	11.2
Consumer Discretionary	9.7
Consumer Staples	6.5
Energy	5.2
Communication Services	3.2
Materials	2.6
Real Estate	2.4
Utilities	2.4
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Intuit, Inc.	1.1%
CDW Corp.	1.0
Micron Technology, Inc.	1.0
Seagate Technology Holdings PLC	1.0
Intel Corp.	1.0
International Business Machines Corp.	1.0
Leidos Holdings, Inc.	1.0
Cognizant Technology Solutions Corp., Class A	1.0
Hewlett Packard Enterprise Co.	1.0
NVIDIA Corp.	1.0
Total	10.1%

Performance of a $10,000 Initial Investment
June 20, 2017 - September 30, 2023

$25,000
$20,000
$15,000
$10,000
$5,000
$19,662
$19,587
$17,857
$17,177
6/20/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
Large Cap US Equity Select ETF
Nasdaq Riskalyze US Large Cap™ Index
Nasdaq US 500 Large Cap™ Index
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC)
The Mid Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Mid CapTM Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “RNMC.” The Fund normally invests at least 90% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index.
The Index is owned and was developed and sponsored by Nitrogen Wealth, Inc. (the “Index Provider”). According to the Index Provider, the Index is designed to select dividend-paying US mid cap securities that are included in the Nasdaq US 600 Mid CapTM Index (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of mid cap US companies, as determined by Nasdaq, Inc.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/23	1 Year Ended 9/30/23	5 Years Ended 9/30/23	Inception (6/20/17) to 9/30/23	5 Years Ended 9/30/23	Inception (6/20/17) to 9/30/23
Fund Performance
NAV	0.85%	16.89%	5.94%	7.06%	33.41%	53.49%
Market Price	0.85%	16.89%	5.90%	7.05%	33.18%	53.42%
Index Performance
Nasdaq Riskalyze US Mid CapTM Index	1.21%	17.67%	6.59%	7.72%	37.59%	59.55%
Nasdaq US 600 Mid CapTM Index	0.83%	14.35%	5.00%	7.28%	27.62%	55.47%
S&P MidCap 400® Index	0.45%	15.51%	6.06%	7.60%	34.20%	58.40%
Russell 3000® Index	4.86%	20.46%	9.14%	10.74%	54.88%	89.79%
(See Notes to Fund Performance Overview on page 14.)

Riskalyze and Nasdaq Riskalyze US Mid CapTM Index are trademarks or service marks of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Nitrogen Wealth, and Nitrogen Wealth makes no representation regarding the advisability of trading in the Fund. The Nasdaq Riskalyze US Mid CapTM Index (“Riskalyze Index”) is a product of Nitrogen Wealth. RISKALYZE® and NASDAQ RISKALYZE US MID CAPTM INDEX are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC) (Continued)

Sector Allocation	% of Total Long-Term Investments
Industrials	20.7%
Consumer Discretionary	15.5
Financials	15.0
Information Technology	11.8
Health Care	10.5
Materials	6.4
Real Estate	6.1
Energy	5.3
Utilities	3.3
Consumer Staples	3.1
Communication Services	2.3
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Vertiv Holdings Co.	1.4%
Dell Technologies, Inc., Class C	1.1
Encompass Health Corp.	1.1
Ensign Group (The), Inc.	1.1
Jabil, Inc.	1.1
Chemed Corp.	1.1
Perrigo Co. PLC	1.0
Universal Display Corp.	1.0
TD SYNNEX Corp.	1.0
DENTSPLY SIRONA, Inc.	0.9
Total	10.8%

Performance of a $10,000 Initial Investment
June 20, 2017 - September 30, 2023

$25,000
$20,000
$15,000
$10,000
$5,000
$18,979
$15,955
$15,840
$15,547
$15,349
6/20/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
Mid Cap US Equity Select ETF
Nasdaq Riskalyze US Mid Cap™ Index
Nasdaq US 600 Mid Cap™ Index
S&P MidCap 400® Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC)
The Small Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Small CapTM Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “RNSC.” The Fund normally invests at least 90% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index.
The Index is owned and was developed and sponsored by Nitrogen Wealth, Inc. (the “Index Provider”). According to the Index Provider, the Index is designed to select dividend-paying US small cap securities that are included in the Nasdaq US 700 Small CapTM Index (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small cap US companies, as determined by Nasdaq, Inc.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/23	1 Year Ended 9/30/23	5 Years Ended 9/30/23	Inception (6/20/17) to 9/30/23	5 Years Ended 9/30/23	Inception (6/20/17) to 9/30/23
Fund Performance
NAV	-2.80%	13.33%	4.05%	6.08%	21.95%	44.87%
Market Price	-2.80%	13.19%	3.98%	6.07%	21.58%	44.80%
Index Performance
Nasdaq Riskalyze US Small CapTM Index	-2.43%	14.18%	4.73%	6.79%	26.02%	51.04%
Nasdaq US 700 Small CapTM Index	-1.46%	9.09%	3.26%	6.35%	17.38%	47.21%
S&P SmallCap 600® Index	-1.71%	10.08%	3.21%	6.61%	17.11%	49.45%
Russell 3000® Index	4.86%	20.46%	9.14%	10.74%	54.88%	89.79%
(See Notes to Fund Performance Overview on page 14.)

Riskalyze and Nasdaq Riskalyze US Small CapTM Index are trademarks or service marks of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Nitrogen Wealth, and Nitrogen Wealth makes no representation regarding the advisability of trading in the Fund. The Nasdaq Riskalyze US Small CapTM Index (“Riskalyze Index”) is a product of Nitrogen Wealth. RISKALYZE® and NASDAQ RISKALYZE US SMALL CAPTM INDEX are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC) (Continued)

Sector Allocation	% of Total Long-Term Investments
Industrials	17.0%
Financials	16.4
Health Care	15.0
Consumer Discretionary	12.6
Information Technology	10.3
Real Estate	7.7
Energy	6.6
Materials	4.8
Consumer Staples	4.1
Communication Services	3.7
Utilities	1.8
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
National Research Corp.	3.2%
Patterson Cos., Inc.	2.8
US Physical Therapy, Inc.	2.3
CONMED Corp.	2.3
Atrion Corp.	2.3
Embecta Corp.	2.2
Xerox Holdings Corp.	1.6
CTS Corp.	1.5
Adeia, Inc.	1.4
CSG Systems International, Inc.	1.4
Total	21.0%

Performance of a $10,000 Initial Investment
June 20, 2017 - September 30, 2023
$25,000
$20,000
$15,000
$10,000
$5,000
$18,979
$15,104
$14,945
$14,721
$14,487
6/20/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
Small Cap US Equity Select ETF
Nasdaq Riskalyze US Small Cap™ Index
Nasdaq US 700 Small Cap™ Index
S&P SmallCap 600® Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV)
The US Equity Dividend Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Select DividendTM Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “RNDV.” The Fund normally invests at least 90% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index.
The Index is owned and was developed and sponsored by Nitrogen Wealth, Inc. (the “Index Provider”). According to the Index Provider, the Index is designed to select dividend-paying US securities that (i) are included in the Nasdaq US 500 Large CapTM Index (the “Base Index”); (ii) have paid a dividend in the trailing twelve months (based on the ex-date); and (iii) have a trailing twelve-month dividend yield higher than the index yield of the Base Index. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/23	1 Year Ended 9/30/23	5 Years Ended 9/30/23	Inception (6/20/17) to 9/30/23	5 Years Ended 9/30/23	Inception (6/20/17) to 9/30/23
Fund Performance
NAV	-2.11%	13.12%	6.97%	8.20%	40.03%	64.05%
Market Price	-2.11%	13.16%	6.98%	8.21%	40.10%	64.11%
Index Performance
Nasdaq Riskalyze US Large Cap Select DividendTM Index	-1.85%	13.80%	7.55%	8.79%	43.89%	69.76%
Nasdaq US 500 Large CapTM Index	5.30%	21.42%	9.83%	11.30%	59.79%	95.87%
S&P 500® Index	5.18%	21.62%	9.92%	11.37%	60.44%	96.62%
(See Notes to Fund Performance Overview on page 14.)

Riskalyze and Nasdaq Riskalyze US Large Cap Select DividendTM Index are trademarks or service marks of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Nitrogen Wealth, and Nitrogen Wealth makes no representation regarding the advisability of trading in the Fund. The Nasdaq Riskalyze US Large Cap Select DividendTM Index (“Riskalyze Index”) is a product of Nitrogen Wealth. RISKALYZE® and NASDAQ RISKALYZE US LARGE CAP SELECT DIVIDENDTM INDEX are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	31.5%
Health Care	13.1
Financials	11.4
Industrials	10.8
Consumer Discretionary	9.6
Consumer Staples	6.1
Energy	5.1
Communication Services	4.8
Materials	2.7
Utilities	2.5
Real Estate	2.4
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
International Business Machines Corp.	3.6%
Seagate Technology Holdings PLC	3.4
Intel Corp.	2.7
Hewlett Packard Enterprise Co.	2.1
HP, Inc.	2.0
Corning, Inc.	1.9
NetApp, Inc.	1.8
Gen Digital, Inc.	1.8
QUALCOMM, Inc.	1.7
Texas Instruments, Inc.	1.7
Total	22.7%

Performance of a $10,000 Initial Investment
June 20, 2017 - September 30, 2023

$25,000
$20,000
$15,000
$10,000
$5,000
$19,662
$19,587
$16,976
$16,405
6/20/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
US Equity Dividend Select ETF
Nasdaq Riskalyze US Large Cap Select Dividend™ Index
Nasdaq US 500 Large Cap™ Index
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under the Securities and Exchange Commission’s rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
September 30, 2023 (Unaudited)
As a shareholder of Emerging Markets Equity Select ETF, Large Cap US Equity Select ETF, Mid Cap US Equity Select ETF, Small Cap US Equity Select ETF, or US Equity Dividend Select ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
Emerging Markets Equity Select ETF (RNEM)
Actual	$1,000.00	$1,089.30	0.75%	$3.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	0.75%	$3.79
Large Cap US Equity Select ETF (RNLC)
Actual	$1,000.00	$1,006.30	0.60%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
Mid Cap US Equity Select ETF (RNMC)
Actual	$1,000.00	$1,008.50	0.60%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
Small Cap US Equity Select ETF (RNSC)
Actual	$1,000.00	$972.00	0.60%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
US Equity Dividend Select ETF (RNDV)
Actual	$1,000.00	$978.90	0.50%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	0.50%	$2.53

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(April 1, 2023 through September 30, 2023), multiplied by 183/366 (to reflect the six-month period).

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.1%
	Bermuda — 0.2%
440	Credicorp Ltd.	$56,307
	Brazil — 8.4%
21,502	Ambev S.A.	56,080
14,904	Auren Energia S.A.	40,710
18,629	Banco do Brasil S.A.	174,855
27,185	Banco Santander Brasil S.A.	140,886
22,410	BB Seguridade Participacoes S.A.	139,144
27,165	Bradespar S.A. (Preference Shares)	122,786
45,514	CCR S.A.	116,715
19,112	Cia Energetica de Minas Gerais (Preference Shares)	47,185
5,442	Energisa S.A.	50,614
5,443	Engie Brasil Energia S.A.	44,863
8,196	Equatorial Energia S.A.	52,275
9,593	Hypera S.A.	70,880
29,449	Itau Unibanco Holding S.A. (Preference Shares)	159,415
89,008	Itausa S.A. (Preference Shares)	160,254
17,262	JBS S.A.	61,987
81,712	Klabin S.A.	387,057
30,976	Porto Seguro S.A.	162,012
13,106	Raia Drogasil S.A.	72,015
30,906	Rumo S.A.	140,310
19,828	Sendas Distribuidora S.A.	47,967
35,533	Suzano S.A.	383,709
2,507	Telefonica Brasil S.A.	21,536
7,705	TIM S.A.	22,824
6,277	Transmissora Alianca de Energia Eletrica S.A.	43,157
14,367	WEG S.A.	103,668
		2,822,904
	Cayman Islands — 0.7%
34,213	Hengan International Group Co., Ltd.	109,005
97,200	Tingyi Cayman Islands Holding Corp.	135,791
		244,796
	Chile — 0.7%
428,165	Banco de Chile	43,600
937,712	Banco Santander Chile	43,422
15,979	Cencosud S.A.	30,298
3,378	Empresas Copec S.A.	23,948
10,306	Falabella S.A.	23,030
1,398	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	83,145
		247,443
Shares	Description	Value

	China — 9.5%
436,261	Agricultural Bank of China Ltd., Class H	$162,673
422,674	Bank of China Ltd., Class H	147,891
256,837	Bank of Communications Co., Ltd., Class H	155,461
597,000	CGN Power Co., Ltd., Class H (b) (c)	154,759
321,364	China CITIC Bank Corp., Ltd., Class H	149,377
250,188	China Construction Bank Corp., Class H	141,213
99,000	China Life Insurance Co., Ltd., Class H	154,234
472,588	China Minsheng Banking Corp., Ltd., Class H	161,735
344,999	China Petroleum & Chemical Corp., Class H	188,559
64,750	China Shenhua Energy Co., Ltd., Class H	210,019
75,750	CITIC Securities Co., Ltd., Class H	153,610
259,400	Haitong Securities Co., Ltd., Class H	155,687
141,600	Huatai Securities Co., Ltd., Class H (b) (c)	180,821
304,388	Industrial & Commercial Bank of China Ltd., Class H	146,539
27,500	Nongfu Spring Co., Ltd., Class H (b) (c)	158,027
485,000	People’s Insurance Co. Group of China (The) Ltd., Class H	174,034
345,000	PetroChina Co., Ltd., Class H	259,930
158,200	PICC Property & Casualty Co., Ltd., Class H	203,231
52,200	Sinopharm Group Co., Ltd., Class H	151,315
		3,209,115
	Czech Republic — 0.2%
1,353	CEZ AS	57,467
637	Komercni Banka A.S.	18,553
		76,020
	Egypt — 0.1%
19,151	Commercial International Bank Egypt SAE (d)	37,186
	Hong Kong — 1.3%
39,550	Beijing Enterprises Holdings Ltd.	136,363
52,100	BOC Hong Kong Holdings Ltd.	142,709
124,000	China Merchants Port Holdings Co., Ltd.	154,387
		433,459
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hungary — 0.2%
2,019	OTP Bank Nyrt	$72,907
	India — 27.9%
5,219	Bajaj Auto Ltd.	318,245
14,294	Bata India Ltd.	276,856
25,520	Bharti Airtel Ltd.	284,699
1,918	Britannia Industries Ltd.	104,794
12,688	Cipla Ltd.	181,234
5,500	Colgate-Palmolive India Ltd.	132,832
15,214	Dabur India Ltd.	101,059
2,472	Dr. Reddy’s Laboratories Ltd.	166,316
17,517	Grasim Industries Ltd.	409,736
48,325	HDFC Bank Ltd.	888,215
3,238	Hindustan Unilever Ltd.	96,140
88,666	ICICI Bank Ltd.	1,016,376
21,750	ITC Ltd.	116,396
44,887	Kotak Mahindra Bank Ltd.	938,213
13,245	Larsen & Toubro Ltd.	482,253
17,278	Marico Ltd.	116,860
2,445	Maruti Suzuki India Ltd.	312,410
421	Nestle India Ltd.	114,105
330,712	Petronet LNG Ltd.	955,601
12,355	Pidilite Industries Ltd.	362,952
11,622	Sun Pharmaceutical Industries Ltd.	162,158
15,616	Tata Consultancy Services Ltd.	663,557
11,695	Tata Consumer Products Ltd.	123,497
3,752	UltraTech Cement Ltd.	372,974
137,067	Wipro Ltd.	670,222
		9,367,700
	Indonesia — 2.9%
70,910	Adaro Energy Indonesia Tbk PT	13,076
207,115	Aneka Tambang Tbk	24,323
169,688	Astra International Tbk PT	68,347
205,529	Bank Central Asia Tbk PT	117,360
743,132	Bank Jago Tbk PT (e)	97,129
348,355	Bank Mandiri Persero Tbk PT	135,803
192,340	Bank Negara Indonesia Persero Tbk PT	128,496
380,207	Bank Rakyat Indonesia Persero Tbk PT	128,540
203,487	Berkah Beton Sadaya Tbk PT (e)	658
1,619,199	Bumi Resources Tbk PT (e)	14,353
5,219	Indo Tambangraya Megah Tbk PT	9,785
203,602	Medco Energi Internasional Tbk PT	21,210
103,311	Merdeka Copper Gold Tbk PT (e)	19,252
564,586	Telkom Indonesia Persero Tbk PT	136,991
Shares	Description	Value

	Indonesia (Continued)
57,984	Transcoal Pacific Tbk PT	$30,859
16,987	United Tractors Tbk PT	31,050
		977,232
	Luxembourg — 0.1%
2,699	Allegro.eu S.A. (b) (c) (e)	19,915
	Malaysia — 1.4%
46,700	CIMB Group Holdings Bhd	54,008
32,000	Gamuda Bhd	30,192
74,800	Genting Malaysia Bhd	39,827
12,300	Hong Leong Bank Bhd	51,084
18,800	IHH Healthcare Bhd	23,424
28,900	Malayan Banking Bhd	54,104
24,600	Petronas Chemicals Group Bhd	37,671
35,700	Press Metal Aluminium Holdings Bhd	35,812
62,000	Public Bank Bhd	53,612
44,400	RHB Bank Bhd	51,348
15,900	Tenaga Nasional Bhd	33,830
		464,912
	Mexico — 4.9%
254,149	America Movil S.A.B. de C.V., Series B	220,061
8,160	Arca Continental S.A.B. de C.V.	74,111
30,455	Banco del Bajio S.A. (b) (c)	95,782
117,518	Cemex S.A.B. de C.V., Series CPO (e)	76,671
42,372	Fibra Uno Administracion S.A. de C.V.	70,630
7,773	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	84,891
5,023	Gruma S.A.B. de C.V., Class B	86,029
5,775	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	62,676
3,315	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	54,486
2,109	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	51,620
14,726	Grupo Bimbo S.A.B. de C.V., Series A	70,996
13,152	Grupo Financiero Banorte S.A.B. de C.V., Class O	110,265
30,984	Grupo Mexico S.A.B. de C.V., Series B	146,657
102,996	Grupo Televisa S.A.B., Series CPO	62,586
35,178	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	70,043
29,665	Orbia Advance Corp. S.A.B. de C.V.	61,636
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Mexico (Continued)
17,329	Qualitas Controladora S.A.B. de C.V.	$130,210
27,268	Wal-Mart de Mexico S.A.B. de C.V.	102,641
		1,631,991
	Netherlands — 0.1%
3,223	NEPI Rockcastle N.V.	17,720
247	X5 Retail Group N.V., GDR (c) (d) (e) (f) (g)	0
		17,720
	Philippines — 1.4%
135,010	Ayala Land, Inc.	70,278
46,354	BDO Unibank, Inc.	116,262
31,800	International Container Terminal Services, Inc.	116,462
7,080	SM Investments Corp.	105,557
109,100	SM Prime Holdings, Inc.	58,430
		466,989
	Poland — 0.9%
1,971	Bank Polska Kasa Opieki S.A.	45,546
711	CD Projekt S.A.	20,376
403	Dino Polska S.A. (b) (c) (e)	32,748
855	KGHM Polska Miedz S.A.	21,910
8	LPP S.A.	23,806
4,866	ORLEN S.A.	65,383
5,905	Powszechna Kasa Oszczednosci Bank Polski S.A.	46,930
4,800	Powszechny Zaklad Ubezpieczen S.A.	45,455
		302,154
	Russia — 0.0%
7,696	Alrosa PJSC (d) (e) (f) (g)	0
40,399	Credit Bank of Moscow PJSC (d) (e) (f) (g)	0
172,018	Inter RAO UES PJSC (d) (f) (g)	0
96	Magnit PJSC (d) (f) (g)	0
15,021	Magnitogorsk Iron & Steel Works PJSC (d) (e) (f) (g)	0
47	MMC Norilsk Nickel PJSC (d) (e) (f) (g)	0
2,140	Mobile TeleSystems PJSC (d) (f) (g)	0
1,668	Moscow Exchange MICEX-RTS PJSC (d) (f) (g)	0
4,741	Novolipetsk Steel PJSC (d) (e) (f) (g)	0
85	Polyus PJSC (d) (e) (f) (g)	0
676	Severstal PAO (d) (e) (f) (g)	0
Shares	Description	Value

	Russia (Continued)
10,776	Sistema PJSFC (d) (f) (g)	$0
3,253	Tatneft PJSC (d) (f) (g)	0
		0
	Singapore — 0.5%
24,810	BOC Aviation Ltd. (b) (c)	173,142
	South Africa — 3.2%
5,149	Absa Group Ltd.	47,545
26,153	African Rainbow Minerals Ltd.	234,944
2,506	Aspen Pharmacare Holdings Ltd.	22,741
1,846	Bid Corp., Ltd.	41,168
2,054	Bidvest Group (The) Ltd.	29,592
555	Capitec Bank Holdings Ltd.	50,310
2,861	Clicks Group Ltd.	39,083
6,711	Discovery Ltd. (e)	48,616
1,376	Exxaro Resources Ltd.	12,528
15,500	FirstRand Ltd.	52,279
25,492	Growthpoint Properties Ltd.	14,204
1,898	Mr Price Group Ltd.	13,929
5,265	MTN Group Ltd.	31,381
5,440	MultiChoice Group (e)	21,273
4,316	Nedbank Group Ltd.	46,122
79,314	Old Mutual Ltd.	50,520
26,794	OUTsurance Group Ltd.	60,512
15,879	Pepkor Holdings Ltd. (b) (c)	14,467
6,962	Remgro Ltd.	54,604
16,603	Sanlam Ltd.	57,586
3,309	Shoprite Holdings Ltd.	41,916
5,416	Standard Bank Group Ltd.	52,553
5,499	Vodacom Group Ltd.	30,716
4,282	Woolworths Holdings Ltd.	15,340
		1,083,929
	Taiwan — 30.4%
137,848	Asia Cement Corp.	169,745
118,650	Catcher Technology Co., Ltd.	670,796
236,554	Chicony Electronics Co., Ltd.	846,393
24,767	Chunghwa Telecom Co., Ltd.	89,000
892,815	Compal Electronics, Inc.	849,101
235,324	E.Sun Financial Holding Co., Ltd.	176,782
203,751	Far Eastern New Century Corp.	181,467
39,357	Far EasTone Telecommunications Co., Ltd.	88,637
223,384	First Financial Holding Co., Ltd.	183,728
92,292	Formosa Chemicals & Fibre Corp.	175,832
65,020	Formosa Plastics Corp.	160,735
216,765	Hon Hai Precision Industry Co., Ltd.	698,365
256,663	Hua Nan Financial Holdings Co., Ltd.	162,996
705,590	Inventec Corp.	1,071,046
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
175,222	Mega Financial Holding Co., Ltd.	$204,640
247,732	Powertech Technology, Inc.	778,947
9,477	President Chain Store Corp.	77,065
253,014	Quanta Computer, Inc.	1,877,197
681,286	Shin Kong Financial Holding Co., Ltd. (e)	195,645
163,979	Taiwan Cement Corp.	168,904
230,776	Taiwan Cooperative Financial Holding Co., Ltd.	183,017
29,303	Taiwan Mobile Co., Ltd.	85,874
35,524	Uni-President Enterprises Corp.	77,144
449,075	WPG Holdings Ltd.	843,046
260,513	Yuanta Financial Holding Co., Ltd.	202,161
		10,218,263
	Thailand — 3.7%
9,000	Advanced Info Service PCL	56,354
21,900	Airports of Thailand PCL (e)	41,951
13,100	Bangkok Bank PCL	60,261
175,300	Bangkok Expressway & Metro PCL	39,959
241,900	BTS Group Holdings PCL	49,825
21,800	Central Pattana PCL	37,867
38,400	Central Retail Corp. PCL (b) (c)	40,865
62,700	Charoen Pokphand Foods PCL	35,644
21,400	CP ALL PCL	35,556
60,400	Gulf Energy Development PCL (c)	75,474
119,300	Home Product Center PCL	40,954
25,800	Intouch Holdings PCL	52,255
14,900	Kasikornbank PCL	51,559
120,100	Krung Thai Bank PCL	62,668
36,500	Krungthai Card PCL	44,106
152,000	Land & Houses PCL	32,560
44,400	Osotspa PCL (c)	30,484
150,200	PTT Oil & Retail Business PCL (b) (c)	77,137
101,500	PTT PCL	93,381
82,700	Ratch Group PCL	71,543
33,500	SCG Packaging PCL	35,191
4,900	Siam Cement (The) PCL	40,505
82,000	Thai Beverage PCL	34,492
94,200	Thai Union Group PCL	37,512
19,700	Tisco Financial Group PCL	53,426
		1,231,529
	Turkey — 1.4%
21,738	Akbank T.A.S.	26,528
2,864	Arcelik A.S.	17,026
Shares	Description	Value

	Turkey (Continued)
14,984	Aselsan Elektronik Sanayi Ve Ticaret A.S.	$22,297
4,643	BIM Birlesik Magazalar A.S.	46,517
2,004	Enerjisa Enerji A.S. (b) (c)	3,782
13,283	Enka Insaat ve Sanayi A.S.	16,869
7,138	Eregli Demir ve Celik Fabrikalari T.A.S. (e)	11,590
574	Ford Otomotiv Sanayi A.S.	17,690
9,308	Haci Omer Sabanci Holding A.S.	20,267
9,331	Hektas Ticaret T.A.S. (e)	9,155
8,328	KOC Holding A.S.	44,558
11,699	Koza Altin Isletmeleri A.S.	12,280
741	Pegasus Hava Tasimaciligi A.S. (e)	22,274
18,232	Petkim Petrokimya Holding A.S. (e)	13,060
1,798	Tofas Turk Otomobil Fabrikasi A.S.	19,378
2,832	Turk Hava Yollari AO (e)	25,047
9,959	Turkcell Iletisim Hizmetleri A.S. (e)	19,360
28,391	Turkiye Is Bankasi A.S., Class C	26,653
8,413	Turkiye Petrol Rafinerileri A.S.	48,787
9,197	Turkiye Sise ve Cam Fabrikalari A.S.	18,331
38,478	Yapi ve Kredi Bankasi A.S.	25,906
		467,355

	Total Investments — 100.1%	33,622,968
	(Cost $33,039,866)
	Net Other Assets and Liabilities — (0.1)%	(22,495)
	Net Assets — 100.0%	$33,600,473

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Fund Performance Overview.

(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Non-income producing security.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Note2A- Portfolio Valuation in the Notes to Financial Statements).

Currency Exposure Diversification	% of Total Investments
New Taiwan Dollar	30.4%
Indian Rupee	27.9
Hong Kong Dollar	12.1
Brazilian Real	8.4
Mexican Peso	4.8
Thai Baht	3.6
South African Rand	3.3
Indonesia Rupiah	2.9
Turkish Lira	1.4
Philippines Peso	1.4
Malaysia Ringgit	1.4
Polish Zloty	0.9
Chilean Peso	0.7
Czech Republic Koruna	0.2
Hungarian Forint	0.2
United States Dollar	0.2
Egypt Pound	0.1
Singapore Dollar	0.1
Russian Ruble	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Abbreviations throughout the Portfolio of Investments:
GDR	– Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 17,720	$ 17,720	$ —	$ —**
Russia	—**	—	—	—**
Thailand	1,231,529	34,492	1,197,037	—
Other Country Categories*	32,373,719	32,373,719	—	—
Total Investments	$33,622,968	$32,425,931	$1,197,037	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.4%
143	General Dynamics Corp.	$31,599
175	HEICO Corp.	28,338
623	Howmet Aerospace, Inc.	28,814
157	L3Harris Technologies, Inc.	27,337
67	Lockheed Martin Corp.	27,400
68	Northrop Grumman Corp.	29,933
316	RTX Corp.	22,742
456	Textron, Inc.	35,632
		231,795
	Air Freight & Logistics — 0.5%
255	Expeditors International of Washington, Inc.	29,231
124	FedEx Corp.	32,850
173	United Parcel Service, Inc., Class B	26,965
		89,046
	Automobiles — 0.7%
4,683	Ford Motor Co.	58,163
1,837	General Motors Co.	60,566
		118,729
	Banks — 2.1%
980	Bank of America Corp.	26,832
610	Citigroup, Inc.	25,089
1,078	Citizens Financial Group, Inc.	28,890
1,072	Fifth Third Bancorp	27,154
2,608	Huntington Bancshares, Inc.	27,123
194	JPMorgan Chase & Co.	28,134
3,044	KeyCorp	32,754
228	M&T Bank Corp.	28,831
223	PNC Financial Services Group (The), Inc.	27,378
1,577	Regions Financial Corp.	27,124
926	Truist Financial Corp.	26,493
851	U.S. Bancorp	28,134
659	Wells Fargo & Co.	26,927
		360,863
	Beverages — 0.8%
456	Brown-Forman Corp., Class B	26,307
506	Coca-Cola (The) Co.	28,326
124	Constellation Brands, Inc., Class A	31,165
975	Keurig Dr Pepper, Inc.	30,781
165	PepsiCo, Inc.	27,957
		144,536
	Biotechnology — 1.3%
508	AbbVie, Inc.	75,722
Shares	Description	Value

	Biotechnology (Continued)
308	Amgen, Inc.	$82,778
888	Gilead Sciences, Inc.	66,547
		225,047
	Broadline Retail — 0.4%
1,585	eBay, Inc.	69,883
	Building Products — 0.7%
120	Carlisle Cos., Inc.	31,111
621	Carrier Global Corp.	34,279
453	Johnson Controls International PLC	24,104
162	Trane Technologies PLC	32,872
		122,366
	Capital Markets — 4.1%
85	Ameriprise Financial, Inc.	28,023
291	Ares Management Corp., Class A	29,935
631	Bank of New York Mellon (The) Corp.	26,912
41	BlackRock, Inc.	26,506
302	Blackstone, Inc.	32,356
880	Carlyle Group (The), Inc.	26,541
203	Cboe Global Markets, Inc.	31,711
496	Charles Schwab (The) Corp.	27,230
152	CME Group, Inc.	30,433
70	FactSet Research Systems, Inc.	30,608
1,053	Franklin Resources, Inc.	25,883
87	Goldman Sachs Group (The), Inc.	28,151
249	Intercontinental Exchange, Inc.	27,395
502	KKR & Co., Inc.	30,923
130	LPL Financial Holdings, Inc.	30,894
108	MarketAxess Holdings, Inc.	23,073
81	Moody’s Corp.	25,610
329	Morgan Stanley	26,869
59	MSCI, Inc.	30,272
564	Nasdaq, Inc.	27,405
379	Northern Trust Corp.	26,333
271	Raymond James Financial, Inc.	27,217
70	S&P Global, Inc.	25,579
384	State Street Corp.	25,713
251	T. Rowe Price Group, Inc.	26,322
		697,894
	Chemicals — 1.4%
41	Air Products and Chemicals, Inc.	11,619
55	Albemarle Corp.	9,352
106	Celanese Corp.	13,305
176	CF Industries Holdings, Inc.	15,090
531	Corteva, Inc.	27,166
229	Dow, Inc.	11,807
432	DuPont de Nemours, Inc.	32,223
65	Ecolab, Inc.	11,011
See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
117	FMC Corp.	$7,836
153	International Flavors & Fragrances, Inc.	10,430
133	LyondellBasell Industries N.V., Class A	12,595
349	Mosaic (The) Co.	12,425
208	PPG Industries, Inc.	26,999
117	Sherwin-Williams (The) Co.	29,841
102	Westlake Corp.	12,716
		244,415
	Commercial Services & Supplies — 0.7%
62	Cintas Corp.	29,823
108	Republic Services, Inc.	15,391
1,654	Rollins, Inc.	61,744
96	Waste Management, Inc.	14,634
		121,592
	Communications Equipment — 1.0%
1,640	Cisco Systems, Inc.	88,167
289	Motorola Solutions, Inc.	78,677
		166,844
	Construction & Engineering — 0.2%
157	Quanta Services, Inc.	29,370
	Construction Materials — 0.3%
67	Martin Marietta Materials, Inc.	27,502
137	Vulcan Materials Co.	27,677
		55,179
	Consumer Finance — 0.6%
177	American Express Co.	26,407
283	Capital One Financial Corp.	27,465
241	Discover Financial Services	20,878
911	Synchrony Financial	27,849
		102,599
	Consumer Staples Distribution & Retail — 1.9%
132	Costco Wholesale Corp.	74,575
417	Dollar General Corp.	44,119
648	Kroger (The) Co.	28,998
410	Sysco Corp.	27,080
537	Target Corp.	59,376
1,069	Walgreens Boots Alliance, Inc.	23,775
451	Walmart, Inc.	72,128
		330,051
	Containers & Packaging — 0.5%
70	Avery Dennison Corp.	12,787
Shares	Description	Value

	Containers & Packaging (Continued)
530	Ball Corp.	$26,383
383	International Paper Co.	13,585
233	Packaging Corp. of America	35,777
		88,532
	Distributors — 1.1%
419	Genuine Parts Co.	60,495
1,215	LKQ Corp.	60,155
189	Pool Corp.	67,303
		187,953
	Diversified REITs — 0.1%
221	W.P. Carey, Inc.	11,952
	Diversified Telecommunication Services — 0.9%
5,320	AT&T, Inc.	79,907
2,281	Verizon Communications, Inc.	73,927
		153,834
	Electric Utilities — 1.2%
315	Alliant Energy Corp.	15,262
196	American Electric Power Co., Inc.	14,743
180	Constellation Energy Corp.	19,634
184	Duke Energy Corp.	16,240
238	Edison International	15,063
169	Entergy Corp.	15,633
283	Evergy, Inc.	14,348
233	Eversource Energy	13,549
405	Exelon Corp.	15,305
425	FirstEnergy Corp.	14,527
222	NextEra Energy, Inc.	12,718
624	PPL Corp.	14,701
235	Southern (The) Co.	15,209
265	Xcel Energy, Inc.	15,163
		212,095
	Electrical Equipment — 0.9%
190	AMETEK, Inc.	28,074
154	Eaton Corp. PLC	32,845
342	Emerson Electric Co.	33,027
93	Hubbell, Inc.	29,147
93	Rockwell Automation, Inc.	26,586
		149,679
	Electronic Equipment, Instruments & Components — 3.6%
1,903	Amphenol Corp., Class A	159,833
881	CDW Corp.	177,750
4,614	Corning, Inc.	140,589
1,154	TE Connectivity Ltd.	142,554
		620,726
See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services — 0.6%
984	Baker Hughes Co.	$34,755
944	Halliburton Co.	38,232
634	Schlumberger N.V.	36,962
		109,949
	Entertainment — 0.4%
547	Electronic Arts, Inc.	65,859
	Financial Services — 1.3%
366	Apollo Global Management, Inc.	32,852
1,592	Corebridge Financial, Inc.	31,442
564	Fidelity National Information Services, Inc.	31,172
313	Global Payments, Inc.	36,117
185	Jack Henry & Associates, Inc.	27,961
78	Mastercard, Inc., Class A	30,881
130	Visa, Inc., Class A	29,902
		220,327
	Food Products — 2.3%
403	Archer-Daniels-Midland Co.	30,394
323	Bunge Ltd.	34,965
667	Campbell Soup Co.	27,400
903	Conagra Brands, Inc.	24,760
397	General Mills, Inc.	25,404
122	Hershey (The) Co.	24,410
758	Hormel Foods Corp.	28,827
207	J.M. Smucker (The) Co.	25,442
452	Kellogg Co.	26,899
858	Kraft Heinz (The) Co.	28,863
265	Lamb Weston Holdings, Inc.	24,502
349	McCormick & Co., Inc.	26,398
418	Mondelez International, Inc., Class A	29,009
597	Tyson Foods, Inc., Class A	30,143
		387,416
	Gas Utilities — 0.1%
142	Atmos Energy Corp.	15,042
	Ground Transportation — 0.9%
905	CSX Corp.	27,829
170	J.B. Hunt Transport Services, Inc.	32,048
136	Norfolk Southern Corp.	26,782
84	Old Dominion Freight Line, Inc.	34,368
151	Union Pacific Corp.	30,748
		151,775
	Health Care Equipment & Supplies — 3.1%
628	Abbott Laboratories	60,822
1,503	Baxter International, Inc.	56,723
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
260	Becton, Dickinson & Co.	$67,218
178	Cooper (The) Cos., Inc.	56,606
777	Medtronic PLC	60,886
313	ResMed, Inc.	46,283
305	STERIS PLC	66,923
224	Stryker Corp.	61,213
470	Zimmer Biomet Holdings, Inc.	52,743
		529,417
	Health Care Providers & Services — 3.6%
724	Cardinal Health, Inc.	62,858
158	Cencora, Inc.	28,435
244	Cigna Group (The)	69,801
441	CVS Health Corp.	30,791
154	Elevance Health, Inc.	67,055
225	HCA Healthcare, Inc.	55,345
153	Humana, Inc.	74,438
284	Laboratory Corp. of America Holdings	57,098
71	McKesson Corp.	30,874
487	Quest Diagnostics, Inc.	59,346
142	UnitedHealth Group, Inc.	71,595
		607,636
	Health Care REITs — 0.2%
744	Healthpeak Properties, Inc.	13,660
316	Ventas, Inc.	13,313
185	Welltower, Inc.	15,155
		42,128
	Hotel & Resort REITs — 0.1%
888	Host Hotels & Resorts, Inc.	14,270
	Hotels, Restaurants & Leisure — 3.2%
423	Darden Restaurants, Inc.	60,582
210	Domino’s Pizza, Inc.	79,546
487	Hilton Worldwide Holdings, Inc.	73,138
386	Marriott International, Inc., Class A	75,872
238	McDonald’s Corp.	62,699
1,613	MGM Resorts International	59,294
715	Starbucks Corp.	65,258
511	Yum! Brands, Inc.	63,844
		540,233
	Household Durables — 1.6%
582	D.R. Horton, Inc.	62,547
680	Garmin Ltd.	71,536
565	Lennar Corp., Class A	63,410
912	PulteGroup, Inc.	67,534
		265,027
See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 0.8%
304	Church & Dwight Co., Inc.	$27,856
191	Clorox (The) Co.	25,032
395	Colgate-Palmolive Co.	28,088
221	Kimberly-Clark Corp.	26,708
200	Procter & Gamble (The) Co.	29,172
		136,856
	Independent Power and Renewable Electricity Producers — 0.1%
796	AES (The) Corp.	12,099
	Industrial Conglomerates — 0.5%
308	3M Co.	28,835
282	General Electric Co.	31,175
148	Honeywell International, Inc.	27,341
		87,351
	Industrial REITs — 0.1%
122	Prologis, Inc.	13,690
	Insurance — 3.1%
403	Aflac, Inc.	30,930
257	Allstate (The) Corp.	28,632
488	American International Group, Inc.	29,573
81	Aon PLC, Class A	26,262
128	Arthur J. Gallagher & Co.	29,175
408	Brown & Brown, Inc.	28,495
146	Chubb Ltd.	30,394
289	Cincinnati Financial Corp.	29,562
82	Everest Group Ltd.	30,477
390	Hartford Financial Services Group (The), Inc.	27,655
473	Loews Corp.	29,946
150	Marsh & McLennan Cos., Inc.	28,545
497	MetLife, Inc.	31,266
371	Principal Financial Group, Inc.	26,738
212	Progressive (The) Corp.	29,532
319	Prudential Financial, Inc.	30,270
162	Travelers (The) Cos., Inc.	26,456
472	W.R. Berkley Corp.	29,967
		523,875
	IT Services — 2.2%
100	Accenture PLC, Class A	30,711
2,477	Cognizant Technology Solutions Corp., Class A	167,792
1,209	International Business Machines Corp.	169,623
		368,126
Shares	Description	Value

	Life Sciences Tools & Services — 2.3%
569	Agilent Technologies, Inc.	$63,626
838	Bio-Techne Corp.	57,043
285	Danaher Corp.	70,708
576	Revvity, Inc.	63,763
131	Thermo Fisher Scientific, Inc.	66,308
179	West Pharmaceutical Services, Inc.	67,163
		388,611
	Machinery — 2.7%
125	Caterpillar, Inc.	34,125
126	Cummins, Inc.	28,786
76	Deere & Co.	28,681
209	Dover Corp.	29,158
412	Fortive Corp.	30,554
143	IDEX Corp.	29,747
123	Illinois Tool Works, Inc.	28,328
473	Ingersoll Rand, Inc.	30,140
124	Nordson Corp.	27,673
346	Otis Worldwide Corp.	27,787
370	PACCAR, Inc.	31,457
79	Parker-Hannifin Corp.	30,772
107	Snap-on, Inc.	27,292
330	Stanley Black & Decker, Inc.	27,581
282	Westinghouse Air Brake Technologies Corp.	29,968
274	Xylem, Inc.	24,942
		466,991
	Media — 1.9%
2,043	Comcast Corp., Class A	90,587
2,083	Fox Corp., Class A	64,989
1,836	Interpublic Group of (The) Cos., Inc.	52,620
745	Omnicom Group, Inc.	55,487
4,453	Paramount Global, Class B	57,444
		321,127
	Metals & Mining — 0.3%
305	Freeport-McMoRan, Inc.	11,373
286	Newmont Corp.	10,568
75	Nucor Corp.	11,726
45	Reliance Steel & Aluminum Co.	11,800
112	Steel Dynamics, Inc.	12,009
		57,476
	Multi-Utilities — 0.8%
202	Ameren Corp.	15,115
566	CenterPoint Energy, Inc.	15,197
280	CMS Energy Corp.	14,871
183	Consolidated Edison, Inc.	15,652
319	Dominion Energy, Inc.	14,250
150	DTE Energy Co.	14,892
See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
264	Public Service Enterprise Group, Inc.	$15,024
227	Sempra	15,443
187	WEC Energy Group, Inc.	15,063
		135,507
	Office REITs — 0.1%
132	Alexandria Real Estate Equities, Inc.	13,213
	Oil, Gas & Consumable Fuels — 4.6%
911	APA Corp.	37,442
205	Cheniere Energy, Inc.	34,022
198	Chevron Corp.	33,387
300	ConocoPhillips	35,940
1,231	Coterra Energy, Inc.	33,299
643	Devon Energy Corp.	30,671
236	Diamondback Energy, Inc.	36,552
272	EOG Resources, Inc.	34,479
290	Exxon Mobil Corp.	34,098
229	Hess Corp.	35,037
1,807	Kinder Morgan, Inc.	29,960
1,352	Marathon Oil Corp.	36,166
267	Marathon Petroleum Corp.	40,408
529	Occidental Petroleum Corp.	34,321
505	ONEOK, Inc.	32,032
817	Ovintiv, Inc.	38,865
327	Phillips 66	39,289
151	Pioneer Natural Resources Co.	34,662
409	Targa Resources Corp.	35,059
23	Texas Pacific Land Corp.	41,942
265	Valero Energy Corp.	37,553
954	Williams (The) Cos., Inc.	32,140
		777,324
	Passenger Airlines — 0.3%
1,957	Southwest Airlines Co.	52,976
	Personal Care Products — 0.3%
361	Estee Lauder (The) Cos., Inc., Class A	52,182
	Pharmaceuticals — 2.7%
1,070	Bristol-Myers Squibb Co.	62,103
146	Eli Lilly & Co.	78,421
414	Johnson & Johnson	64,481
593	Merck & Co., Inc.	61,049
1,867	Pfizer, Inc.	61,928
6,860	Viatris, Inc.	67,640
397	Zoetis, Inc.	69,070
		464,692
Shares	Description	Value

	Professional Services — 4.0%
141	Automatic Data Processing, Inc.	$33,922
277	Booz Allen Hamilton Holding Corp.	30,268
169	Broadridge Financial Solutions, Inc.	30,259
131	Equifax, Inc.	23,997
260	Jacobs Solutions, Inc.	35,490
1,827	Leidos Holdings, Inc.	168,376
276	Paychex, Inc.	31,831
504	Paycom Software, Inc.	130,672
2,669	SS&C Technologies Holdings, Inc.	140,229
394	TransUnion	28,285
136	Verisk Analytics, Inc.	32,129
		685,458
	Residential REITs — 0.7%
79	AvalonBay Communities, Inc.	13,567
137	Camden Property Trust	12,957
223	Equity LifeStyle Properties, Inc.	14,207
227	Equity Residential	13,327
64	Essex Property Trust, Inc.	13,574
434	Invitation Homes, Inc.	13,754
98	Mid-America Apartment Communities, Inc.	12,608
114	Sun Communities, Inc.	13,491
348	UDR, Inc.	12,413
		119,898
	Retail REITs — 0.2%
758	Kimco Realty Corp.	13,333
250	Realty Income Corp.	12,485
130	Simon Property Group, Inc.	14,044
		39,862
	Semiconductors & Semiconductor Equipment — 14.4%
830	Analog Devices, Inc.	145,325
1,119	Applied Materials, Inc.	154,925
186	Broadcom, Inc.	154,488
4,836	Intel Corp.	171,920
333	KLA Corp.	152,734
252	Lam Research Corp.	157,946
2,705	Marvell Technology, Inc.	146,422
1,805	Microchip Technology, Inc.	140,880
2,562	Micron Technology, Inc.	174,293
299	Monolithic Power Systems, Inc.	138,138
382	NVIDIA Corp.	166,166
790	NXP Semiconductors N.V.	157,937
1,358	QUALCOMM, Inc.	150,819
1,461	Skyworks Solutions, Inc.	144,040
See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
1,452	Teradyne, Inc.	$145,868
899	Texas Instruments, Inc.	142,950
		2,444,851
	Software — 4.7%
8,716	Gen Digital, Inc.	154,099
353	Intuit, Inc.	180,362
475	Microsoft Corp.	149,981
1,357	Oracle Corp.	143,734
337	Roper Technologies, Inc.	163,202
		791,378
	Specialized REITs — 0.9%
77	American Tower Corp.	12,663
131	Crown Castle, Inc.	12,056
131	Digital Realty Trust, Inc.	15,854
19	Equinix, Inc.	13,799
100	Extra Space Storage, Inc.	12,158
308	Gaming and Leisure Properties, Inc.	14,029
263	Iron Mountain, Inc.	15,635
52	Public Storage	13,703
65	SBA Communications Corp.	13,011
475	VICI Properties, Inc.	13,822
445	Weyerhaeuser Co.	13,644
		150,374
	Specialty Retail — 2.4%
865	Best Buy Co., Inc.	60,092
228	Home Depot (The), Inc.	68,892
313	Lowe’s Cos., Inc.	65,054
631	Ross Stores, Inc.	71,271
836	TJX (The) Cos., Inc.	74,304
320	Tractor Supply Co.	64,976
		404,589
	Technology Hardware, Storage & Peripherals — 4.6%
834	Apple, Inc.	142,789
9,625	Hewlett Packard Enterprise Co.	167,186
5,266	HP, Inc.	135,336
2,116	NetApp, Inc.	160,562
2,614	Seagate Technology Holdings PLC	172,394
		778,267
	Textiles, Apparel & Luxury Goods — 0.4%
642	NIKE, Inc., Class B	61,388
Shares	Description	Value

	Tobacco — 0.3%
672	Altria Group, Inc.	$28,257
312	Philip Morris International, Inc.	28,885
		57,142
	Trading Companies & Distributors — 0.4%
207	Fastenal Co.	11,310
69	United Rentals, Inc.	30,675
40	W.W. Grainger, Inc.	27,674
		69,659
	Water Utilities — 0.2%
115	American Water Works Co., Inc.	14,240
414	Essential Utilities, Inc.	14,213
		28,453

	Total Investments — 99.8%	16,987,474
	(Cost $16,939,812)
	Net Other Assets and Liabilities — 0.2%	30,359
	Net Assets — 100.0%	$17,017,833

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,987,474	$ 16,987,474	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.4%
681	BWX Technologies, Inc.	$51,061
265	Curtiss-Wright Corp.	51,842
445	Hexcel Corp.	28,987
214	Huntington Ingalls Industries, Inc.	43,780
1,672	Spirit AeroSystems Holdings, Inc., Class A (a)	26,986
410	Woodward, Inc.	50,947
		253,603
	Air Freight & Logistics — 0.3%
517	C.H. Robinson Worldwide, Inc.	44,529
	Automobile Components — 1.0%
1,238	BorgWarner, Inc.	49,978
2,069	Gentex Corp.	67,325
422	Lear Corp.	56,633
		173,936
	Automobiles — 0.6%
1,719	Harley-Davidson, Inc.	56,830
585	Thor Industries, Inc.	55,651
		112,481
	Banks — 5.9%
778	Bank OZK	28,840
386	BOK Financial Corp.	30,872
1,590	Cadence Bank	33,740
737	Comerica, Inc.	30,622
641	Commerce Bancshares, Inc.	30,755
290	Cullen/Frost Bankers, Inc.	26,451
2,351	CVB Financial Corp.	38,956
591	East West Bancorp, Inc.	31,152
24	First Citizens BancShares, Inc., Class A	33,122
1,097	First Financial Bankshares, Inc.	27,557
1,733	First Hawaiian, Inc.	31,281
1,311	First Interstate BancSystem, Inc., Class A	32,696
2,729	FNB Corp.	29,446
1,003	Glacier Bancorp, Inc.	28,585
813	Hancock Whitney Corp.	30,073
1,369	Home BancShares, Inc.	28,667
701	Independent Bank Corp.	34,412
2,781	New York Community Bancorp, Inc.	31,537
2,240	Old National Bancorp	32,570
551	Pinnacle Financial Partners, Inc.	36,939
516	Popular, Inc.	32,513
553	Prosperity Bancshares, Inc.	30,183
763	ServisFirst Bancshares, Inc.	39,806
474	SouthState Corp.	31,929
Shares	Description	Value

	Banks (Continued)
1,033	Synovus Financial Corp.	$28,717
513	UMB Financial Corp.	31,832
1,052	United Bankshares, Inc.	29,025
1,249	United Community Banks, Inc.	31,737
4,028	Valley National Bancorp	34,480
827	Webster Financial Corp.	33,336
856	Western Alliance Bancorp	39,350
430	Wintrust Financial Corp.	32,465
1,162	Zions Bancorp N.A.	40,542
		1,064,188
	Beverages — 0.7%
103	Coca-Cola Consolidated, Inc.	65,541
997	Molson Coors Beverage Co., Class B	63,399
		128,940
	Broadline Retail — 0.9%
186	Dillard’s, Inc., Class A	61,531
2,626	Kohl’s Corp.	55,041
3,772	Macy’s, Inc.	43,793
		160,365
	Building Products — 3.1%
670	A.O. Smith Corp.	44,307
771	AAON, Inc.	43,847
428	Advanced Drainage Systems, Inc.	48,719
406	Allegion PLC	42,305
664	Armstrong World Industries, Inc.	47,808
678	Fortune Brands Innovations, Inc.	42,144
149	Lennox International, Inc.	55,792
850	Masco Corp.	45,433
374	Owens Corning	51,017
352	Simpson Manufacturing Co., Inc.	52,733
349	UFP Industries, Inc.	35,738
1,813	Zurn Elkay Water Solutions Corp.	50,800
		560,643
	Capital Markets — 2.4%
208	Affiliated Managers Group, Inc.	27,111
538	Cohen & Steers, Inc.	33,727
253	Evercore, Inc., Class A	34,884
872	Federated Hermes, Inc.	29,535
318	Houlihan Lokey, Inc.	34,064
376	Interactive Brokers Group, Inc., Class A	32,547
1,857	Invesco Ltd.	26,964
942	Jefferies Financial Group, Inc.	34,505
977	Lazard Ltd., Class A	30,297
159	Morningstar, Inc.	37,244
524	SEI Investments Co.	31,560
See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
523	Stifel Financial Corp.	$32,133
456	Tradeweb Markets, Inc., Class A	36,571
		421,142
	Chemicals — 2.7%
389	Ashland, Inc.	31,773
829	Avient Corp.	29,280
251	Balchem Corp.	31,134
506	Cabot Corp.	35,051
919	Chemours (The) Co.	25,778
404	Eastman Chemical Co.	30,995
1,765	Element Solutions, Inc.	34,612
682	H.B. Fuller Co.	46,792
1,254	Huntsman Corp.	30,598
84	NewMarket Corp.	38,223
659	Olin Corp.	32,937
174	Quaker Chemical Corp.	27,840
543	RPM International, Inc.	51,482
540	Scotts Miracle-Gro (The) Co.	27,907
		474,402
	Commercial Services & Supplies — 0.5%
280	MSA Safety, Inc.	44,142
298	Tetra Tech, Inc.	45,305
		89,447
	Communications Equipment — 0.3%
2,126	Juniper Networks, Inc.	59,082
	Construction & Engineering — 1.3%
576	AECOM	47,831
297	Comfort Systems USA, Inc.	50,612
264	EMCOR Group, Inc.	55,543
2,328	MDU Resources Group, Inc.	45,582
167	Valmont Industries, Inc.	40,115
		239,683
	Construction Materials — 0.2%
261	Eagle Materials, Inc.	43,462
	Consumer Finance — 0.7%
1,157	Ally Financial, Inc.	30,869
335	FirstCash Holdings, Inc.	33,627
715	OneMain Holdings, Inc.	28,664
1,913	SLM Corp.	26,055
		119,215
	Consumer Staples Distribution & Retail — 0.4%
269	Casey’s General Stores, Inc.	73,039
Shares	Description	Value

	Containers & Packaging — 2.4%
421	AptarGroup, Inc.	$52,642
758	Berry Global Group, Inc.	46,928
561	Crown Holdings, Inc.	49,637
2,029	Graphic Packaging Holding Co.	45,206
708	Greif, Inc., Class A	47,302
1,220	Sealed Air Corp.	40,089
1,040	Silgan Holdings, Inc.	44,834
826	Sonoco Products Co.	44,893
1,677	Westrock Co.	60,037
		431,568
	Diversified Consumer Services — 1.0%
8,084	ADT, Inc.	48,504
1,900	H&R Block, Inc.	81,814
937	Service Corp. International	53,540
		183,858
	Diversified REITs — 0.2%
1,573	Essential Properties Realty Trust, Inc.	34,024
	Diversified Telecommunication Services — 0.5%
1,072	Iridium Communications, Inc.	48,765
29,468	Lumen Technologies, Inc. (a)	41,845
		90,610
	Electric Utilities — 1.2%
608	ALLETE, Inc.	32,102
976	Hawaiian Electric Industries, Inc.	12,015
344	IDACORP, Inc.	32,216
943	NRG Energy, Inc.	36,324
983	OGE Energy Corp.	32,763
433	Pinnacle West Capital Corp.	31,904
753	Portland General Electric Co.	30,481
		207,805
	Electrical Equipment — 2.1%
299	Acuity Brands, Inc.	50,922
449	EnerSys	42,507
317	Regal Rexnord Corp.	45,293
6,525	Vertiv Holdings Co.	242,730
		381,452
	Electronic Equipment, Instruments & Components — 5.2%
1,450	Advanced Energy Industries, Inc.	149,524
3,204	Avnet, Inc.	154,401
330	Badger Meter, Inc.	47,477
510	Belden, Inc.	49,241
870	Cognex Corp.	36,923
864	Crane NXT Co.	48,013
See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
1,497	Jabil, Inc.	$189,954
167	Littelfuse, Inc.	41,302
1,719	TD SYNNEX Corp.	171,659
1,513	Vontier Corp.	46,782
		935,276
	Energy Equipment & Services — 1.4%
1,017	Cactus, Inc., Class A	51,063
1,387	ChampionX Corp.	49,405
1,214	Helmerich & Payne, Inc.	51,182
2,683	NOV, Inc.	56,075
3,596	Patterson-UTI Energy, Inc.	49,769
		257,494
	Entertainment — 0.4%
2,320	Warner Music Group Corp., Class A	72,848
	Financial Services — 1.4%
1,149	Equitable Holdings, Inc.	32,620
667	Essent Group Ltd.	31,542
1,021	Jackson Financial, Inc., Class A	39,023
1,977	MGIC Investment Corp.	32,996
1,235	Radian Group, Inc.	31,011
435	Voya Financial, Inc.	28,906
4,156	Western Union (The) Co.	54,776
		250,874
	Food Products — 1.3%
2,639	Flowers Foods, Inc.	58,533
620	Ingredion, Inc.	61,008
327	Lancaster Colony Corp.	53,965
18	Seaboard Corp.	67,554
		241,060
	Gas Utilities — 1.1%
687	National Fuel Gas Co.	35,662
747	New Jersey Resources Corp.	30,351
459	ONE Gas, Inc.	31,341
554	Southwest Gas Holdings, Inc.	33,467
556	Spire, Inc.	31,458
1,309	UGI Corp.	30,107
		192,386
	Ground Transportation — 0.8%
877	Knight-Swift Transportation Holdings, Inc.	43,982
253	Landstar System, Inc.	44,766
575	Ryder System, Inc.	61,496
		150,244
Shares	Description	Value

	Health Care Equipment & Supplies — 1.8%
4,918	DENTSPLY SIRONA, Inc.	$167,999
813	Teleflex, Inc.	159,681
		327,680
	Health Care Providers & Services — 5.8%
363	Chemed Corp.	188,651
2,907	Encompass Health Corp.	195,234
2,062	Ensign Group (The), Inc.	191,622
7,116	Premier, Inc., Class A	152,994
6,178	Select Medical Holdings Corp.	156,118
1,248	Universal Health Services, Inc., Class B	156,911
		1,041,530
	Health Care REITs — 0.7%
1,963	Healthcare Realty Trust, Inc.	29,975
4,004	Medical Properties Trust, Inc.	21,822
1,208	Omega Healthcare Investors, Inc.	40,057
2,650	Physicians Realty Trust	32,304
		124,158
	Hotel & Resort REITs — 0.4%
2,451	Apple Hospitality REIT, Inc.	37,598
399	Ryman Hospitality Properties, Inc.	33,229
		70,827
	Hotels, Restaurants & Leisure — 3.9%
1,406	Aramark	48,788
873	Boyd Gaming Corp.	53,104
515	Choice Hotels International, Inc.	63,093
435	Churchill Downs, Inc.	50,477
528	Hyatt Hotels Corp., Class A	56,010
493	Marriott Vacations Worldwide Corp.	49,610
539	Texas Roadhouse, Inc.	51,798
1,501	Travel + Leisure Co.	55,132
240	Vail Resorts, Inc.	53,254
2,783	Wendy’s (The) Co.	56,801
302	Wingstop, Inc.	54,312
883	Wyndham Hotels & Resorts, Inc.	61,404
573	Wynn Resorts Ltd.	52,951
		706,734
	Household Durables — 1.9%
2,044	Leggett & Platt, Inc.	51,938
426	Meritage Homes Corp.	52,138
6,959	Newell Brands, Inc.	62,840
1,511	Tempur Sealy International, Inc.	65,487
766	Toll Brothers, Inc.	56,653
407	Whirlpool Corp.	54,416
		343,472
See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 0.3%
2,324	Reynolds Consumer Products, Inc.	$59,564
	Independent Power and Renewable Electricity Producers — 0.6%
1,235	Clearway Energy, Inc., Class C	26,133
438	Ormat Technologies, Inc.	30,625
1,345	Vistra Corp.	44,627
		101,385
	Industrial REITs — 1.2%
1,146	Americold Realty Trust, Inc.	34,850
213	EastGroup Properties, Inc.	35,471
703	First Industrial Realty Trust, Inc.	33,455
709	Rexford Industrial Realty, Inc.	34,989
1,033	STAG Industrial, Inc.	35,649
616	Terreno Realty Corp.	34,989
		209,403
	Insurance — 3.8%
599	American Equity Investment Life Holding Co.	32,130
263	American Financial Group, Inc.	29,369
248	Assurant, Inc.	35,608
560	Assured Guaranty Ltd.	33,891
580	Axis Capital Holdings Ltd.	32,695
149	Erie Indemnity Co., Class A	43,775
867	Fidelity National Financial, Inc.	35,807
548	First American Financial Corp.	30,957
285	Globe Life, Inc.	30,988
276	Hanover Insurance Group (The), Inc.	30,630
647	Kemper Corp.	27,193
83	Kinsale Capital Group, Inc.	34,373
1,212	Lincoln National Corp.	29,924
1,240	Old Republic International Corp.	33,406
158	Primerica, Inc.	30,654
225	Reinsurance Group of America, Inc.	32,668
167	RenaissanceRe Holdings Ltd.	33,053
229	RLI Corp.	31,119
325	Selective Insurance Group, Inc.	33,530
655	Unum Group	32,219
22	White Mountains Insurance Group Ltd.	32,905
		686,894
	Leisure Products — 0.9%
563	Brunswick Corp.	44,477
935	Hasbro, Inc.	61,841
501	Polaris, Inc.	52,174
		158,492
Shares	Description	Value

	Life Sciences Tools & Services — 0.9%
2,663	Bruker Corp.	$165,905
	Machinery — 4.5%
371	AGCO Corp.	43,882
523	Albany International Corp., Class A	45,125
863	Allison Transmission Holdings, Inc.	50,969
547	Crane Co.	48,596
780	Donaldson Co., Inc.	46,519
733	Esab Corp.	51,471
1,312	Flowserve Corp.	52,178
474	Franklin Electric Co., Inc.	42,295
565	Graco, Inc.	41,177
523	ITT, Inc.	51,207
402	John Bean Technologies Corp.	42,266
245	Lincoln Electric Holdings, Inc.	44,539
388	Mueller Industries, Inc.	29,162
563	Oshkosh Corp.	53,727
815	Terex Corp.	46,960
370	Timken (The) Co.	27,191
480	Toro (The) Co.	39,888
265	Watts Water Technologies, Inc., Class A	45,797
		802,949
	Media — 1.3%
101	Cable One, Inc.	62,180
1,537	New York Times (The) Co., Class A	63,325
3,105	News Corp., Class A	62,286
363	Nexstar Media Group, Inc.	52,043
		239,834
	Metals & Mining — 0.9%
999	Alcoa Corp.	29,031
643	Commercial Metals Co.	31,771
6,582	Hecla Mining Co.	25,736
295	Royal Gold, Inc.	31,367
1,353	United States Steel Corp.	43,945
		161,850
	Mortgage REITs — 0.9%
3,086	AGNC Investment Corp.	29,132
1,560	Annaly Capital Management, Inc.	29,344
1,500	Blackstone Mortgage Trust, Inc., Class A	32,625
3,339	Rithm Capital Corp.	31,019
1,609	Starwood Property Trust, Inc.	31,134
		153,254
See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities — 0.3%
585	Black Hills Corp.	$29,595
1,289	NiSource, Inc.	31,813
		61,408
	Office REITs — 0.9%
643	Boston Properties, Inc.	38,246
1,624	Cousins Properties, Inc.	33,081
1,232	Kilroy Realty Corp.	38,943
2,041	Vornado Realty Trust	46,290
		156,560
	Oil, Gas & Consumable Fuels — 3.8%
3,710	Antero Midstream Corp.	44,446
514	Chesapeake Energy Corp.	44,322
280	Chord Energy Corp.	45,380
620	Civitas Resources, Inc.	50,139
868	DT Midstream, Inc.	45,935
1,046	EQT Corp.	42,447
965	HF Sinclair Corp.	54,937
2,059	Magnolia Oil & Gas Corp., Class A	47,172
823	Matador Resources Co.	48,952
1,124	Murphy Oil Corp.	50,973
1,051	PBF Energy, Inc., Class A	56,260
1,987	Peabody Energy Corp.	51,642
1,464	Range Resources Corp.	47,448
1,361	SM Energy Co.	53,964
		684,017
	Paper & Forest Products — 0.2%
650	Louisiana-Pacific Corp.	35,925
	Personal Care Products — 0.3%
448	Inter Parfums, Inc.	60,184
	Pharmaceuticals — 2.0%
9,459	Organon & Co.	164,208
5,798	Perrigo Co. PLC	185,246
		349,454
	Professional Services — 4.8%
2,001	Concentrix Corp.	160,300
13,969	Dun & Bradstreet Holdings, Inc.	139,550
522	Exponent, Inc.	44,683
1,297	Genpact Ltd.	46,951
410	Insperity, Inc.	40,016
2,484	KBR, Inc.	146,407
614	ManpowerGroup, Inc.	45,019
577	Maximus, Inc.	43,090
Shares	Description	Value

	Professional Services (Continued)
648	Robert Half, Inc.	$47,486
1,437	Science Applications International Corp.	151,661
		865,163
	Residential REITs — 0.5%
1,046	American Homes 4 Rent, Class A	35,240
1,027	Apartment Income REIT Corp.	31,529
2,032	Independence Realty Trust, Inc.	28,590
		95,359
	Retail REITs — 1.3%
566	Agree Realty Corp.	31,266
1,683	Brixmor Property Group, Inc.	34,973
1,658	Kite Realty Group Trust	35,514
865	NNN REIT, Inc.	30,569
1,088	Phillips Edison & Co., Inc.	36,491
599	Regency Centers Corp.	35,605
940	Spirit Realty Capital, Inc.	31,518
		235,936
	Semiconductors & Semiconductor Equipment — 3.4%
5,433	Amkor Technology, Inc.	122,786
1,458	Entegris, Inc.	136,921
451	MKS Instruments, Inc.	39,029
1,707	Power Integrations, Inc.	130,261
1,121	Universal Display Corp.	175,986
		604,983
	Software — 1.7%
2,980	Bentley Systems, Inc., Class B	149,477
1,931	Dolby Laboratories, Inc., Class A	153,051
		302,528
	Specialized REITs — 0.9%
830	CubeSmart	31,648
373	Lamar Advertising Co., Class A	31,134
1,063	National Storage Affiliates Trust	33,740
701	PotlatchDeltic Corp.	31,819
1,179	Rayonier, Inc.	33,554
		161,895
	Specialty Retail — 3.8%
1,120	Academy Sports & Outdoors, Inc.	52,942
861	Advance Auto Parts, Inc.	48,156
1,614	Bath & Body Works, Inc.	54,553
458	Dick’s Sporting Goods, Inc.	49,730
2,233	Foot Locker, Inc.	38,742
6,779	Gap (The), Inc.	72,061
199	Lithia Motors, Inc.	58,771
See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
195	Murphy USA, Inc.	$66,637
363	Penske Automotive Group, Inc.	60,643
928	Signet Jewelers Ltd.	66,640
902	Valvoline, Inc.	29,080
484	Williams-Sonoma, Inc.	75,214
		673,169
	Technology Hardware, Storage & Peripherals — 1.2%
2,987	Dell Technologies, Inc., Class C	205,804
	Textiles, Apparel & Luxury Goods — 1.5%
784	Columbia Sportswear Co.	58,094
712	PVH Corp.	54,475
491	Ralph Lauren Corp.	57,000
1,414	Tapestry, Inc.	40,653
3,171	VF Corp.	56,032
		266,254
	Trading Companies & Distributors — 1.8%
1,166	Air Lease Corp.	45,952
337	Applied Industrial Technologies, Inc.	52,103
379	GATX Corp.	41,247
356	Herc Holdings, Inc.	42,343
512	MSC Industrial Direct Co., Inc., Class A	50,253
128	Watsco, Inc.	48,348
272	WESCO International, Inc.	39,119
		319,365
	Water Utilities — 0.2%
405	American States Water Co.	31,865

	Total Investments — 99.8%	17,911,456
	(Cost $18,756,231)
	Net Other Assets and Liabilities — 0.2%	29,520
	Net Assets — 100.0%	$17,940,976

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,911,456	$ 17,911,456	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.3%
820	Moog, Inc., Class A	$92,627
	Air Freight & Logistics — 0.2%
838	Forward Air Corp.	57,604
	Automobile Components — 1.0%
6,041	Dana, Inc.	88,622
813	LCI Industries	95,462
1,112	Patrick Industries, Inc.	83,467
		267,551
	Automobiles — 0.3%
1,540	Winnebago Industries, Inc.	91,553
	Banks — 9.7%
1,010	1st Source Corp.	42,511
1,238	Ameris Bancorp	47,527
2,610	Associated Banc-Corp.	44,657
1,633	Atlantic Union Bankshares Corp.	46,998
461	BancFirst Corp.	39,982
1,028	Bank of Hawaii Corp. (a)	51,081
1,966	BankUnited, Inc.	44,628
970	Banner Corp.	41,109
2,044	Berkshire Hills Bancorp, Inc.	40,982
4,848	Brookline Bancorp, Inc.	44,165
6,867	Capitol Federal Financial, Inc.	32,756
1,316	Cathay General Bancorp	45,744
471	City Holding Co.	42,555
2,089	Columbia Banking System, Inc.	42,407
904	Community Bank System, Inc.	38,158
2,403	Dime Community Bancshares, Inc.	47,964
2,002	Eagle Bancorp, Inc.	42,943
3,453	Eastern Bankshares, Inc.	43,301
1,084	Enterprise Financial Services Corp.	40,650
1,510	FB Financial Corp.	42,824
1,424	First Bancorp	40,071
3,467	First BanCorp	46,666
2,108	First Busey Corp.	40,516
3,349	First Commonwealth Financial Corp.	40,891
2,073	First Financial Bancorp	40,631
1,501	First Merchants Corp.	41,758
3,554	Fulton Financial Corp.	43,039
1,520	Heartland Financial USA, Inc.	44,734
1,347	Hilltop Holdings, Inc.	38,201
5,032	Hope Bancorp, Inc.	44,533
1,227	Independent Bank Group, Inc.	48,528
959	International Bancshares Corp.	41,563
873	Lakeland Financial Corp.	41,433
1,610	Live Oak Bancshares, Inc.	46,609
Shares	Description	Value

	Banks (Continued)
1,459	National Bank Holdings Corp., Class A	$43,420
1,330	NBT Bancorp, Inc.	42,148
3,997	Northwest Bancshares, Inc.	40,889
2,712	OceanFirst Financial Corp.	39,243
1,624	OFG Bancorp	48,493
1,446	Origin Bancorp, Inc.	41,746
2,049	Pacific Premier Bancorp, Inc.	44,586
5,198	PacWest Bancorp	41,116
414	Park National Corp.	39,131
914	Pathward Financial, Inc.	42,126
2,593	Provident Financial Services, Inc.	39,647
1,621	Renasant Corp.	42,454
1,558	S&T Bancorp, Inc.	42,191
1,868	Sandy Spring Bancorp, Inc.	40,031
1,917	Seacoast Banking Corp. of Florida	42,097
2,456	Simmons First National Corp., Class A	41,654
1,620	Southside Bancshares, Inc.	46,494
1,851	Stellar Bancorp, Inc.	39,463
934	Stock Yards Bancorp, Inc.	36,697
1,823	TowneBank	41,801
1,276	TriCo Bancshares	40,870
2,006	Trustmark Corp.	43,590
2,363	Veritex Holdings, Inc.	42,416
1,598	Washington Federal, Inc.	40,941
1,654	WesBanco, Inc.	40,391
1,106	Westamerica BanCorp	47,834
1,123	WSFS Financial Corp.	40,989
		2,594,573
	Beverages — 0.2%
596	MGP Ingredients, Inc.	62,866
	Broadline Retail — 0.3%
5,017	Nordstrom, Inc.	74,954
	Building Products — 0.7%
535	CSW Industrials, Inc.	93,754
2,208	Griffon Corp.	87,591
		181,345
	Capital Markets — 2.2%
1,078	Artisan Partners Asset Management, Inc., Class A	40,339
921	B. Riley Financial, Inc.	37,752
9,592	BGC Group, Inc., Class A	50,646
3,138	Golub Capital BDC, Inc.	46,034
530	Hamilton Lane, Inc., Class A	47,933
934	Moelis & Co., Class A	42,151
328	Piper Sandler Cos.	47,662
608	PJT Partners, Inc., Class A	48,299
1,708	StepStone Group, Inc., Class A	53,939
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
1,448	TPG, Inc.	$43,614
1,343	Victory Capital Holdings, Inc., Class A	44,776
2,479	Virtu Financial, Inc., Class A	42,812
215	Virtus Investment Partners, Inc.	43,428
		589,385
	Chemicals — 1.2%
1,473	AdvanSix, Inc.	45,781
513	Innospec, Inc.	52,428
3,409	Mativ Holdings, Inc.	48,612
893	Minerals Technologies, Inc.	48,901
2,429	Orion S.A.	51,689
725	Sensient Technologies Corp.	42,398
539	Stepan Co.	40,409
		330,218
	Commercial Services & Supplies — 2.5%
2,086	ABM Industries, Inc.	83,461
1,870	Brady Corp., Class A	102,700
1,312	Brink’s (The) Co.	95,303
3,644	HNI Corp.	126,192
6,949	MillerKnoll, Inc.	169,903
574	UniFirst Corp.	93,568
		671,127
	Communications Equipment — 0.4%
13,888	ADTRAN Holdings, Inc.	114,298
	Construction & Engineering — 1.0%
1,283	Arcosa, Inc.	92,248
2,236	Granite Construction, Inc.	85,013
2,920	Primoris Services Corp.	95,571
		272,832
	Consumer Finance — 0.7%
2,834	Bread Financial Holdings, Inc.	96,923
2,280	Navient Corp.	39,262
439	Nelnet, Inc., Class A	39,211
		175,396
	Consumer Staples Distribution & Retail — 1.1%
1,372	Andersons (The), Inc.	70,672
766	Ingles Markets, Inc., Class A	57,703
1,387	PriceSmart, Inc.	103,234
986	Weis Markets, Inc.	62,118
		293,727
Shares	Description	Value

	Containers & Packaging — 0.7%
11,752	Pactiv Evergreen, Inc.	$95,544
3,236	TriMas Corp.	80,123
		175,667
	Diversified Consumer Services — 0.8%
180	Graham Holdings Co., Class B	104,940
1,514	Strategic Education, Inc.	113,928
		218,868
	Diversified REITs — 0.8%
2,371	Alexander & Baldwin, Inc.	39,667
2,294	American Assets Trust, Inc.	44,618
2,853	Broadstone Net Lease, Inc.	40,798
5,881	Empire State Realty Trust, Inc., Class A	47,283
4,285	Global Net Lease, Inc.	41,179
		213,545
	Diversified Telecommunication Services — 0.5%
2,173	Cogent Communications Holdings, Inc.	134,509
	Electric Utilities — 0.5%
749	MGE Energy, Inc.	51,314
1,127	Otter Tail Corp.	85,562
		136,876
	Electrical Equipment — 0.5%
478	Encore Wire Corp.	87,216
10,226	GrafTech International Ltd.	39,165
		126,381
	Electronic Equipment, Instruments & Components — 3.7%
9,325	CTS Corp.	389,225
11,860	Methode Electronics, Inc.	271,001
13,522	Vishay Intertechnology, Inc.	334,264
		994,490
	Energy Equipment & Services — 1.4%
9,483	Archrock, Inc.	119,486
7,270	Liberty Energy, Inc.	134,641
13,594	RPC, Inc.	121,530
		375,657
	Financial Services — 1.1%
1,953	Compass Diversified Holdings	36,658
2,416	EVERTEC, Inc.	89,827
295	Federal Agricultural Mortgage Corp., Class C	45,518
1,656	Merchants Bancorp	45,904
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
603	PennyMac Financial Services, Inc.	$40,160
536	Walker & Dunlop, Inc.	39,793
		297,860
	Food Products — 1.1%
1,407	Cal-Maine Foods, Inc.	68,127
2,463	Fresh Del Monte Produce, Inc.	63,644
400	J & J Snack Foods Corp.	65,460
1,788	Tootsie Roll Industries, Inc.	53,390
3,870	Utz Brands, Inc.	51,974
		302,595
	Gas Utilities — 0.4%
498	Chesapeake Utilities Corp.	48,680
1,376	Northwest Natural Holding Co.	52,508
		101,188
	Ground Transportation — 1.6%
900	ArcBest Corp.	91,485
5,421	Heartland Express, Inc.	79,634
4,138	Marten Transport Ltd.	81,560
3,098	Schneider National, Inc., Class B	85,784
2,014	Werner Enterprises, Inc.	78,445
		416,908
	Health Care Equipment & Supplies — 6.7%
1,461	Atrion Corp.	603,641
6,084	CONMED Corp.	613,572
38,276	Embecta Corp.	576,054
		1,793,267
	Health Care Providers & Services — 8.3%
19,423	National Research Corp.	861,799
24,858	Patterson Cos., Inc.	736,791
6,811	US Physical Therapy, Inc.	624,773
		2,223,363
	Health Care REITs — 0.7%
2,218	CareTrust REIT, Inc.	45,469
1,334	LTC Properties, Inc.	42,861
840	National Health Investors, Inc.	43,142
3,743	Sabra Health Care REIT, Inc.	52,178
		183,650
	Hotel & Resort REITs — 1.1%
5,499	DiamondRock Hospitality Co.	44,157
3,436	Park Hotels & Resorts, Inc.	42,331
3,160	Pebblebrook Hotel Trust	42,944
4,289	RLJ Lodging Trust	41,989
5,069	Service Properties Trust	38,981
Shares	Description	Value

	Hotel & Resort REITs (Continued)
4,353	Sunstone Hotel Investors, Inc.	$40,701
3,578	Xenia Hotels & Resorts, Inc.	42,149
		293,252
	Hotels, Restaurants & Leisure — 2.9%
3,819	Bloomin’ Brands, Inc.	93,909
2,970	Cheesecake Factory (The), Inc.	89,991
1,102	Cracker Barrel Old Country Store, Inc.	74,054
1,770	Dine Brands Global, Inc.	87,527
1,053	Jack in the Box, Inc.	72,720
6,972	Krispy Kreme, Inc.	86,941
1,458	Monarch Casino & Resort, Inc.	90,542
1,391	Papa John’s International, Inc.	94,894
2,195	Red Rock Resorts, Inc., Class A	89,995
		780,573
	Household Durables — 1.7%
1,340	Century Communities, Inc.	89,485
635	Installed Building Products, Inc.	79,305
1,986	KB Home	91,912
3,586	La-Z-Boy, Inc.	110,736
2,196	MDC Holdings, Inc.	90,541
		461,979
	Household Products — 0.7%
1,886	Energizer Holdings, Inc.	60,427
811	Spectrum Brands Holdings, Inc.	63,542
336	WD-40 Co.	68,289
		192,258
	Industrial REITs — 0.3%
603	Innovative Industrial Properties, Inc.	45,623
4,518	LXP Industrial Trust	40,210
		85,833
	Insurance — 0.9%
1,790	CNO Financial Group, Inc.	42,477
1,133	Employers Holdings, Inc.	45,263
1,428	Horace Mann Educators Corp.	41,955
1,400	Mercury General Corp.	39,242
591	Safety Insurance Group, Inc.	40,300
1,030	Stewart Information Services Corp.	45,114
		254,351
	Interactive Media & Services — 1.2%
8,168	Shutterstock, Inc.	310,792
	Leisure Products — 0.4%
1,878	Acushnet Holdings Corp.	99,609
	Machinery — 5.1%
484	Alamo Group, Inc.	83,664
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
2,109	Barnes Group, Inc.	$71,643
3,295	Enerpac Tool Group Corp.	87,087
666	EnPro Industries, Inc.	80,712
858	ESCO Technologies, Inc.	89,609
1,389	Federal Signal Corp.	82,965
1,346	Helios Technologies, Inc.	74,676
1,735	Hillenbrand, Inc.	73,408
401	Kadant, Inc.	90,446
3,134	Kennametal, Inc.	77,974
745	Lindsay Corp.	87,672
5,482	Mueller Water Products, Inc., Class A	69,512
4,033	Shyft Group (The), Inc.	60,374
629	Standex International Corp.	91,639
1,097	Tennant Co.	81,343
3,460	Trinity Industries, Inc.	84,251
3,470	Wabash National Corp.	73,286
		1,360,261
	Marine Transportation — 0.4%
1,145	Matson, Inc.	101,584
	Media — 0.8%
3,018	John Wiley & Sons, Inc., Class A	112,179
2,641	Scholastic Corp.	100,728
		212,907
	Metals & Mining — 2.7%
591	Alpha Metallurgical Resources, Inc.	153,500
862	Arch Resources, Inc.	147,109
918	Carpenter Technology Corp.	61,699
1,516	Compass Minerals International, Inc.	42,372
719	Kaiser Aluminum Corp.	54,112
451	Materion Corp.	45,961
1,188	Ryerson Holding Corp.	34,559
2,495	Warrior Met Coal, Inc.	127,445
742	Worthington Industries, Inc.	45,871
		712,628
	Mortgage REITs — 1.7%
3,743	Apollo Commercial Real Estate Finance, Inc.	37,917
2,859	Arbor Realty Trust, Inc. (a)	43,400
7,343	Chimera Investment Corp.	40,093
3,736	Claros Mortgage Trust, Inc.	41,395
2,992	Franklin BSP Realty Trust, Inc.	39,614
1,762	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,354
3,905	Ladder Capital Corp.	40,065
3,769	MFA Financial, Inc.	36,220
Shares	Description	Value

	Mortgage REITs (Continued)
4,271	New York Mortgage Trust, Inc.	$36,261
3,143	PennyMac Mortgage Investment Trust	38,973
3,756	Ready Capital Corp.	37,973
3,052	Two Harbors Investment Corp.	40,408
		469,673
	Multi-Utilities — 0.4%
1,509	Avista Corp.	48,846
1,044	Northwestern Energy Group, Inc.	50,175
		99,021
	Office REITs — 1.5%
1,855	COPT Defense Properties	44,205
3,504	Douglas Emmett, Inc.	44,711
3,038	Easterly Government Properties, Inc.	34,724
1,842	Highwoods Properties, Inc.	37,964
10,438	Hudson Pacific Properties, Inc.	69,413
2,929	JBG SMITH Properties	42,353
9,944	Paramount Group, Inc.	45,941
6,059	Piedmont Office Realty Trust, Inc., Class A	34,051
1,466	SL Green Realty Corp.	54,682
		408,044
	Oil, Gas & Consumable Fuels — 5.2%
2,146	California Resources Corp.	120,198
8,379	Comstock Resources, Inc.	92,420
1,433	CONSOL Energy, Inc.	150,336
3,333	CVR Energy, Inc.	113,422
4,058	Delek US Holdings, Inc.	115,288
8,958	Enviva, Inc.	66,916
10,167	Equitrans Midstream Corp.	95,265
2,326	International Seaways, Inc.	104,670
2,766	Kinetik Holdings, Inc.	93,353
2,832	Northern Oil and Gas, Inc.	113,931
8,868	Permian Resources Corp.	123,797
3,700	Sitio Royalties Corp., Class A	89,577
4,700	World Kinect Corp.	105,421
		1,384,594
	Paper & Forest Products — 0.2%
1,274	Sylvamo Corp.	55,980
	Personal Care Products — 0.6%
1,533	Edgewell Personal Care Co.	56,660
687	Medifast, Inc.	51,422
1,907	Nu Skin Enterprises, Inc., Class A	40,447
		148,529
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services — 2.6%
7,538	CSG Systems International, Inc.	$385,343
715	ICF International, Inc.	86,379
1,420	Kforce, Inc.	84,717
1,796	Korn Ferry	85,202
2,629	TTEC Holdings, Inc.	68,933
		710,574
	Real Estate Management & Development — 1.0%
2,995	DigitalBridge Group, Inc.	52,652
2,172	eXp World Holdings, Inc.	35,273
2,698	Kennedy-Wilson Holdings, Inc.	39,769
1,398	Marcus & Millichap, Inc.	41,017
7,103	Newmark Group, Inc., Class A	45,672
911	St Joe (The) Co.	49,495
		263,878
	Residential REITs — 0.3%
2,679	Elme Communities	36,542
969	NexPoint Residential Trust, Inc.	31,182
		67,724
	Retail REITs — 1.4%
3,061	Acadia Realty Trust	43,925
240	Alexander’s, Inc.	43,735
1,302	Getty Realty Corp.	36,105
1,904	InvenTrust Properties Corp.	45,334
3,909	Macerich (The) Co.	42,647
3,261	Retail Opportunity Investments Corp.	40,371
3,332	SITE Centers Corp.	41,084
1,996	Tanger Factory Outlet Centers, Inc.	45,110
2,855	Urban Edge Properties	43,567
		381,878
	Software — 4.5%
36,107	Adeia, Inc.	385,623
1,515	InterDigital, Inc.	121,564
8,064	Pegasystems, Inc.	350,058
6,842	Progress Software Corp.	359,752
		1,216,997
	Specialized REITs — 0.6%
941	EPR Properties	39,089
1,734	Four Corners Property Trust, Inc.	38,478
2,802	Outfront Media, Inc.	28,300
9,535	Uniti Group, Inc.	45,005
		150,872
	Specialty Retail — 2.7%
8,704	American Eagle Outfitters, Inc.	144,573
2,968	Buckle (The), Inc.	99,101
398	Group 1 Automotive, Inc.	106,947
5,280	Guess?, Inc.	114,259
Shares	Description	Value

	Specialty Retail (Continued)
2,528	Monro, Inc.	$70,203
2,154	Sonic Automotive, Inc., Class A	102,875
3,299	Upbound Group, Inc.	97,156
		735,114
	Technology Hardware, Storage & Peripherals — 1.6%
26,698	Xerox Holdings Corp.	418,892
	Textiles, Apparel & Luxury Goods — 2.4%
1,415	Carter’s, Inc.	97,847
22,622	Hanesbrands, Inc.	89,583
2,439	Kontoor Brands, Inc.	107,097
7,117	Levi Strauss & Co., Class A	96,649
1,044	Oxford Industries, Inc.	100,360
3,142	Steven Madden Ltd.	99,821
6,991	Wolverine World Wide, Inc.	56,347
		647,704
	Tobacco — 0.4%
1,268	Universal Corp.	59,862
4,943	Vector Group Ltd.	52,594
		112,456
	Trading Companies & Distributors — 2.1%
570	Boise Cascade Co.	58,733
2,810	FTAI Aviation Ltd.	99,895
1,945	H&E Equipment Services, Inc.	84,005
962	McGrath RentCorp	96,431
2,536	Rush Enterprises, Inc., Class A	103,545
708	Veritiv Corp.	119,581
		562,190
	Water Utilities — 0.6%
1,147	California Water Service Group	54,265
734	Middlesex Water Co.	48,627
845	SJW Group	50,793
		153,685
	Wireless Telecommunication Services — 1.2%
17,769	Telephone and Data Systems, Inc.	325,350
	Total Common Stocks	26,744,062
	(Cost $28,437,185)

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.3%
$86,585	Bank of America Corp., 5.29% (b), dated 09/29/23, due 10/02/23, with a maturity value of $86,636. Collateralized by U.S. Treasury Securities, interest rates of 1.38% to 4.00%, due 11/15/40 to 02/15/53. The value of the collateral including accrued interest is $88,317. (c)	$86,585
	(Cost $86,585)

	Total Investments — 100.1%	26,830,647
	(Cost $28,523,770)
	Net Other Assets and Liabilities — (0.1)%	(31,611)
	Net Assets — 100.0%	$26,799,036

(a)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $85,021 and the total value of the collateral held by the Fund is $86,585.

(b)	Rate shown reflects yield as of September 30, 2023.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 26,744,062	$ 26,744,062	$ —	$ —
Repurchase Agreements	86,585	—	86,585	—
Total Investments	$26,830,647	$26,744,062	$86,585	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$85,021
Non-cash Collateral(2)	(85,021)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$86,585
Non-cash Collateral(4)	(86,585)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At September 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 1.7%
400	General Dynamics Corp.	$88,388
568	L3Harris Technologies, Inc.	98,900
268	Lockheed Martin Corp.	109,602
164	Northrop Grumman Corp.	72,191
1,124	RTX Corp.	80,894
		449,975
	Air Freight & Logistics — 0.9%
369	FedEx Corp.	97,755
941	United Parcel Service, Inc., Class B	146,674
		244,429
	Automobiles — 1.1%
22,651	Ford Motor Co.	281,325
	Banks — 4.1%
1,758	Bank of America Corp.	48,134
1,582	Citigroup, Inc.	65,068
4,061	Citizens Financial Group, Inc.	108,835
3,159	Fifth Third Bancorp	80,017
8,772	Huntington Bancshares, Inc.	91,229
311	JPMorgan Chase & Co.	45,101
15,599	KeyCorp	167,845
537	M&T Bank Corp.	67,904
622	PNC Financial Services Group (The), Inc.	76,363
4,142	Regions Financial Corp.	71,242
3,713	Truist Financial Corp.	106,229
2,892	U.S. Bancorp	95,610
1,083	Wells Fargo & Co.	44,251
		1,067,828
	Beverages — 0.5%
900	Coca-Cola (The) Co.	50,382
1,484	Keurig Dr Pepper, Inc.	46,850
249	PepsiCo, Inc.	42,191
		139,423
	Biotechnology — 4.1%
2,613	AbbVie, Inc.	389,494
1,355	Amgen, Inc.	364,170
4,089	Gilead Sciences, Inc.	306,429
		1,060,093
	Broadline Retail — 0.7%
4,067	eBay, Inc.	179,314
	Building Products — 0.3%
1,483	Johnson Controls International PLC	78,910
	Capital Markets — 3.0%
76	Ameriprise Financial, Inc.	25,056
489	Ares Management Corp., Class A	50,303
Shares	Description	Value

	Capital Markets (Continued)
1,228	Bank of New York Mellon (The) Corp.	$52,374
68	BlackRock, Inc.	43,961
742	Blackstone, Inc.	79,498
2,134	Carlyle Group (The), Inc.	64,362
481	Charles Schwab (The) Corp.	26,407
201	CME Group, Inc.	40,244
2,743	Franklin Resources, Inc.	67,423
158	Goldman Sachs Group (The), Inc.	51,124
699	Morgan Stanley	57,087
543	Nasdaq, Inc.	26,384
897	Northern Trust Corp.	62,324
244	Raymond James Financial, Inc.	24,505
774	State Street Corp.	51,827
634	T. Rowe Price Group, Inc.	66,488
		789,367
	Chemicals — 1.5%
66	Air Products and Chemicals, Inc.	18,704
183	Celanese Corp.	22,970
294	CF Industries Holdings, Inc.	25,208
873	Dow, Inc.	45,012
1,302	DuPont de Nemours, Inc.	97,116
184	FMC Corp.	12,322
452	International Flavors & Fragrances, Inc.	30,813
505	LyondellBasell Industries N.V., Class A	47,824
505	Mosaic (The) Co.	17,978
543	PPG Industries, Inc.	70,481
		388,428
	Commercial Services & Supplies — 0.1%
72	Waste Management, Inc.	10,976
	Communications Equipment — 0.4%
1,895	Cisco Systems, Inc.	101,875
	Consumer Finance — 0.9%
966	Capital One Financial Corp.	93,750
301	Discover Financial Services	26,076
3,851	Synchrony Financial	117,725
		237,551
	Consumer Staples Distribution & Retail — 1.6%
854	Kroger (The) Co.	38,217
484	Sysco Corp.	31,968
2,146	Target Corp.	237,283
4,291	Walgreens Boots Alliance, Inc.	95,432
		402,900
See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging — 1.1%
92	Avery Dennison Corp.	$16,806
1,617	International Paper Co.	57,355
1,379	Packaging Corp. of America	211,745
		285,906
	Distributors — 1.1%
1,113	Genuine Parts Co.	160,695
2,736	LKQ Corp.	135,459
		296,154
	Diversified REITs — 0.1%
558	W.P. Carey, Inc.	30,177
	Diversified Telecommunication Services — 1.6%
14,464	AT&T, Inc.	217,249
6,226	Verizon Communications, Inc.	201,785
		419,034
	Electric Utilities — 1.4%
511	Alliant Energy Corp.	24,758
369	American Electric Power Co., Inc.	27,756
399	Duke Energy Corp.	35,216
477	Edison International	30,189
356	Entergy Corp.	32,930
565	Evergy, Inc.	28,645
417	Eversource Energy	24,249
672	Exelon Corp.	25,395
825	FirstEnergy Corp.	28,198
259	NextEra Energy, Inc.	14,838
1,062	PPL Corp.	25,021
444	Southern (The) Co.	28,736
417	Xcel Energy, Inc.	23,861
		349,792
	Electrical Equipment — 0.8%
398	Eaton Corp. PLC	84,886
1,223	Emerson Electric Co.	118,105
		202,991
	Electronic Equipment, Instruments & Components — 2.9%
16,357	Corning, Inc.	498,398
2,110	TE Connectivity Ltd.	260,648
		759,046
	Energy Equipment & Services — 0.3%
954	Baker Hughes Co.	33,695
654	Halliburton Co.	26,487
448	Schlumberger N.V.	26,119
		86,301
Shares	Description	Value

	Financial Services — 1.2%
454	Apollo Global Management, Inc.	$40,751
4,850	Corebridge Financial, Inc.	95,788
3,187	Fidelity National Information Services, Inc.	176,145
		312,684
	Food Products — 2.4%
540	Archer-Daniels-Midland Co.	40,727
509	Bunge Ltd.	55,099
1,285	Campbell Soup Co.	52,788
2,106	Conagra Brands, Inc.	57,747
666	General Mills, Inc.	42,617
121	Hershey (The) Co.	24,210
1,200	Hormel Foods Corp.	45,636
339	J.M. Smucker (The) Co.	41,666
942	Kellogg Co.	56,058
2,303	Kraft Heinz (The) Co.	77,473
362	McCormick & Co., Inc.	27,382
525	Mondelez International, Inc., Class A	36,435
1,323	Tyson Foods, Inc., Class A	66,798
		624,636
	Gas Utilities — 0.1%
171	Atmos Energy Corp.	18,114
	Ground Transportation — 0.8%
485	Norfolk Southern Corp.	95,511
598	Union Pacific Corp.	121,771
		217,282
	Health Care Equipment & Supplies — 2.0%
1,353	Abbott Laboratories	131,038
4,586	Baxter International, Inc.	173,076
2,886	Medtronic PLC	226,147
		530,261
	Health Care Providers & Services — 1.9%
1,824	Cardinal Health, Inc.	158,360
490	Cigna Group (The)	140,174
877	CVS Health Corp.	61,232
1,117	Quest Diagnostics, Inc.	136,118
		495,884
	Health Care REITs — 0.3%
1,776	Healthpeak Properties, Inc.	32,607
482	Ventas, Inc.	20,307
223	Welltower, Inc.	18,268
		71,182
	Hotel & Resort REITs — 0.1%
1,077	Host Hotels & Resorts, Inc.	17,307
See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 2.6%
1,498	Darden Restaurants, Inc.	$214,544
576	McDonald’s Corp.	151,741
1,832	Starbucks Corp.	167,207
1,058	Yum! Brands, Inc.	132,186
		665,678
	Household Durables — 0.9%
2,320	Garmin Ltd.	244,064
	Household Products — 0.7%
339	Clorox (The) Co.	44,429
578	Colgate-Palmolive Co.	41,102
445	Kimberly-Clark Corp.	53,778
290	Procter & Gamble (The) Co.	42,300
		181,609
	Independent Power and Renewable Electricity Producers — 0.1%
1,205	AES (The) Corp.	18,316
	Industrial Conglomerates — 1.4%
2,875	3M Co.	269,157
455	Honeywell International, Inc.	84,057
		353,214
	Industrial REITs — 0.1%
132	Prologis, Inc.	14,812
	Insurance — 2.1%
553	Aflac, Inc.	42,443
481	Allstate (The) Corp.	53,588
656	American International Group, Inc.	39,754
149	Chubb Ltd.	31,019
500	Cincinnati Financial Corp.	51,145
93	Everest Group Ltd.	34,565
526	Hartford Financial Services Group (The), Inc.	37,299
1,039	MetLife, Inc.	65,363
732	Principal Financial Group, Inc.	52,755
1,035	Prudential Financial, Inc.	98,211
207	Travelers (The) Cos., Inc.	33,805
		539,947
	IT Services — 4.9%
4,799	Cognizant Technology Solutions Corp., Class A	325,084
6,740	International Business Machines Corp.	945,622
		1,270,706
	Machinery — 2.1%
382	Caterpillar, Inc.	104,286
503	Cummins, Inc.	114,915
Shares	Description	Value

	Machinery (Continued)
403	Illinois Tool Works, Inc.	$92,815
364	Snap-on, Inc.	92,842
1,755	Stanley Black & Decker, Inc.	146,683
		551,541
	Media — 3.2%
2,112	Comcast Corp., Class A	93,646
6,967	Interpublic Group of (The) Cos., Inc.	199,675
2,673	Omnicom Group, Inc.	199,085
26,288	Paramount Global, Class B	339,115
		831,521
	Metals & Mining — 0.1%
923	Newmont Corp.	34,105
	Multi-Utilities — 0.9%
292	Ameren Corp.	21,850
696	CenterPoint Energy, Inc.	18,688
439	CMS Energy Corp.	23,315
313	Consolidated Edison, Inc.	26,771
796	Dominion Energy, Inc.	35,557
247	DTE Energy Co.	24,522
453	Public Service Enterprise Group, Inc.	25,780
349	Sempra	23,743
310	WEC Energy Group, Inc.	24,971
		225,197
	Office REITs — 0.1%
225	Alexandria Real Estate Equities, Inc.	22,523
	Oil, Gas & Consumable Fuels — 4.7%
953	APA Corp.	39,168
301	Chevron Corp.	50,755
627	ConocoPhillips	75,115
4,172	Coterra Energy, Inc.	112,852
2,454	Devon Energy Corp.	117,056
670	Diamondback Energy, Inc.	103,769
306	EOG Resources, Inc.	38,788
399	Exxon Mobil Corp.	46,914
4,781	Kinder Morgan, Inc.	79,269
888	Marathon Oil Corp.	23,754
265	Marathon Petroleum Corp.	40,105
1,262	ONEOK, Inc.	80,049
921	Ovintiv, Inc.	43,812
565	Phillips 66	67,885
687	Pioneer Natural Resources Co.	157,701
340	Targa Resources Corp.	29,145
370	Valero Energy Corp.	52,433
2,084	Williams (The) Cos., Inc.	70,210
		1,228,780
See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals — 5.0%
3,371	Bristol-Myers Squibb Co.	$195,653
1,372	Johnson & Johnson	213,689
1,775	Merck & Co., Inc.	182,736
9,881	Pfizer, Inc.	327,753
39,546	Viatris, Inc.	389,923
		1,309,754
	Professional Services — 2.6%
478	Automatic Data Processing, Inc.	114,997
696	Booz Allen Hamilton Holding Corp.	76,052
174	Broadridge Financial Solutions, Inc.	31,155
3,358	Leidos Holdings, Inc.	309,473
1,255	Paychex, Inc.	144,739
		676,416
	Residential REITs — 0.6%
108	AvalonBay Communities, Inc.	18,548
196	Camden Property Trust	18,538
229	Equity LifeStyle Properties, Inc.	14,590
354	Equity Residential	20,783
98	Essex Property Trust, Inc.	20,785
485	Invitation Homes, Inc.	15,370
137	Mid-America Apartment Communities, Inc.	17,625
127	Sun Communities, Inc.	15,029
505	UDR, Inc.	18,013
		159,281
	Retail REITs — 0.3%
1,399	Kimco Realty Corp.	24,608
504	Realty Income Corp.	25,170
323	Simon Property Group, Inc.	34,894
		84,672
	Semiconductors & Semiconductor Equipment — 12.1%
1,559	Analog Devices, Inc.	272,965
434	Broadcom, Inc.	360,472
19,919	Intel Corp.	708,121
3,116	Microchip Technology, Inc.	243,204
1,620	NXP Semiconductors N.V.	323,870
3,930	QUALCOMM, Inc.	436,466
3,696	Skyworks Solutions, Inc.	364,389
2,744	Texas Instruments, Inc.	436,323
		3,145,810
	Software — 1.8%
26,530	Gen Digital, Inc.	469,050
	Specialized REITs — 0.8%
98	American Tower Corp.	16,116
284	Crown Castle, Inc.	26,137
Shares	Description	Value

	Specialized REITs (Continued)
225	Digital Realty Trust, Inc.	$27,230
13	Equinix, Inc.	9,441
168	Extra Space Storage, Inc.	20,426
726	Gaming and Leisure Properties, Inc.	33,069
458	Iron Mountain, Inc.	27,228
70	Public Storage	18,446
944	VICI Properties, Inc.	27,470
394	Weyerhaeuser Co.	12,080
		217,643
	Specialty Retail — 3.2%
4,632	Best Buy Co., Inc.	321,785
715	Home Depot (The), Inc.	216,044
713	Lowe’s Cos., Inc.	148,190
689	Tractor Supply Co.	139,902
		825,921
	Technology Hardware, Storage & Peripherals — 9.3%
31,051	Hewlett Packard Enterprise Co.	539,356
20,085	HP, Inc.	516,185
6,256	NetApp, Inc.	474,705
13,355	Seagate Technology Holdings PLC	880,762
		2,411,008
	Tobacco — 0.9%
3,324	Altria Group, Inc.	139,774
967	Philip Morris International, Inc.	89,525
		229,299
	Trading Companies & Distributors — 0.1%
335	Fastenal Co.	18,304
	Water Utilities — 0.1%
105	American Water Works Co., Inc.	13,002
576	Essential Utilities, Inc.	19,774
		32,776

	Total Investments — 99.7%	25,911,092
	(Cost $26,982,025)
	Net Other Assets and Liabilities — 0.3%	84,188
	Net Assets — 100.0%	$25,995,280
See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 25,911,092	$ 25,911,092	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
September 30, 2023 (Unaudited)

	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)	Mid Cap US Equity Select ETF (RNMC)
ASSETS:
Investments, at value	$33,622,968	$16,987,474	$17,911,456
Cash	3,039	14,227	12,264
Foreign currency, at value	11,149	—	—
Receivables:
Dividends	60,735	19,280	25,723
Reclaims	2,187	—	—
Interest	—	197	—
Capital shares sold	—	1,551,488	—
Securities lending income	—	—	—
Total Assets	33,700,078	18,572,666	17,949,443

LIABILITIES:
Payables:
Deferred foreign capital gains tax	78,534	—	—
Investment advisory fees	21,071	7,902	8,467
Investment securities purchased	—	1,546,931	—
Collateral for securities on loan	—	—	—
Total Liabilities	99,605	1,554,833	8,467
NET ASSETS	$33,600,473	$17,017,833	$17,940,976

NET ASSETS consist of:
Paid-in capital	$34,858,464	$18,869,723	$21,534,738
Par value	7,000	5,500	6,500
Accumulated distributable earnings (loss)	(1,264,991)	(1,857,390)	(3,600,262)
NET ASSETS	$33,600,473	$17,017,833	$17,940,976
NET ASSET VALUE, per share	$48.00	$30.94	$27.60
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	700,002	550,002	650,002
Investments, at cost	$33,039,866	$16,939,812	$18,756,231
Foreign currency, at cost (proceeds)	$11,144	$—	$—
Securities on loan, at value	$—	$—	$—
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$26,830,647	$25,911,092
22,319	39,110
—	—

46,136	55,317
—	—
—	760
—	—
47	—
26,899,149	26,006,279

—	—
13,528	10,999
—	—
86,585	—
100,113	10,999
$26,799,036	$25,995,280

$31,589,945	$28,947,451
10,500	9,500
(4,801,409)	(2,961,671)
$26,799,036	$25,995,280
$25.52	$27.36
1,050,002	950,002
$28,523,770	$26,982,025
$—	$—
$85,021	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended September 30, 2023 (Unaudited)

	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)	Mid Cap US Equity Select ETF (RNMC)
INVESTMENT INCOME:
Dividends	$731,728	$180,965	$152,720
Interest	547	144	81
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	(109,416)	(2,869)	(592)
Total investment income	622,859	178,240	152,209

EXPENSES:
Investment advisory fees	91,941	49,954	38,444
Total expenses	91,941	49,954	38,444
NET INVESTMENT INCOME (LOSS)	530,918	128,286	113,765

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	68,926	(134,682)	(74,604)
In-kind redemptions	—	314,042	172,571
Foreign currency transactions	3,644	—	—
Foreign capital gains tax	(27,761)	—	—
Net realized gain (loss)	44,809	179,360	97,967
Net change in unrealized appreciation (depreciation) on:
Investments	322,751	(144,231)	(279,030)
Foreign currency translation	(674)	—	—
Deferred foreign capital gains tax	(42,317)	—	—
Net change in unrealized appreciation (depreciation)	279,760	(144,231)	(279,030)
NET REALIZED AND UNREALIZED GAIN (LOSS)	324,569	35,129	(181,063)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$855,487	$163,415	$(67,298)
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$442,995	$443,314
221	293
956	—
(200)	(1,274)
443,972	442,333

82,008	65,396
82,008	65,396
361,964	376,937

(839,287)	(1,082,410)
1,017,563	673,833
—	—
—	—
178,276	(408,577)

(1,398,460)	(537,904)
—	—
—	—
(1,398,460)	(537,904)
(1,220,184)	(946,481)
$(858,220)	$(569,544)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	Emerging Markets Equity Select ETF (RNEM)		Large Cap US Equity Select ETF (RNLC)
	Six Months Ended 9/30/2023 (Unaudited)	Year Ended 3/31/2023	Six Months Ended 9/30/2023 (Unaudited)	Year Ended 3/31/2023
OPERATIONS:
Net investment income (loss)	$530,918	$306,295	$128,286	$312,669
Net realized gain (loss)	44,809	(724,550)	179,360	566,140
Net change in unrealized appreciation (depreciation)	279,760	31,014	(144,231)	(2,385,080)
Net increase (decrease) in net assets resulting from operations	855,487	(387,241)	163,415	(1,506,271)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(510,581)	(254,643)	(131,646)	(305,626)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	24,299,848	2,305,295	1,551,488	3,125,444
Cost of shares redeemed	—	—	(1,610,937)	(5,945,869)
Net increase (decrease) in net assets resulting from shareholder transactions	24,299,848	2,305,295	(59,449)	(2,820,425)
Total increase (decrease) in net assets	24,644,754	1,663,411	(27,680)	(4,632,322)

NET ASSETS:
Beginning of period	8,955,719	7,292,308	17,045,513	21,677,835
End of period	$33,600,473	$8,955,719	$17,017,833	$17,045,513

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	200,002	150,002	550,002	650,002
Shares sold	500,000	50,000	50,000	100,000
Shares redeemed	—	—	(50,000)	(200,000)
Shares outstanding, end of period	700,002	200,002	550,002	550,002
See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)		Small Cap US Equity Select ETF (RNSC)		US Equity Dividend Select ETF (RNDV)
Six Months Ended 9/30/2023 (Unaudited)	Year Ended 3/31/2023	Six Months Ended 9/30/2023 (Unaudited)	Year Ended 3/31/2023	Six Months Ended 9/30/2023 (Unaudited)	Year Ended 3/31/2023

$113,765	$272,534	$361,964	$565,998	$376,937	$610,459
97,967	678,321	178,276	(868,241)	(408,577)	(322,812)
(279,030)	(1,588,315)	(1,398,460)	(1,064,889)	(537,904)	(1,049,183)
(67,298)	(637,460)	(858,220)	(1,367,132)	(569,544)	(761,536)

(90,471)	(277,601)	(309,880)	(545,516)	(387,606)	(571,256)

7,120,311	5,684,608	6,585,854	16,257,937	4,358,405	8,576,223
(1,418,444)	(8,543,272)	(6,505,316)	(8,184,037)	(2,940,299)	—
5,701,867	(2,858,664)	80,538	8,073,900	1,418,106	8,576,223
5,544,098	(3,773,725)	(1,087,562)	6,161,252	460,956	7,243,431

12,396,878	16,170,603	27,886,598	21,725,346	25,534,324	18,290,893
$17,940,976	$12,396,878	$26,799,036	$27,886,598	$25,995,280	$25,534,324

450,002	550,002	1,050,002	750,002	900,002	600,002
250,000	200,000	250,000	600,000	150,000	300,000
(50,000)	(300,000)	(250,000)	(300,000)	(100,000)	—
650,002	450,002	1,050,002	1,050,002	950,002	900,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
Emerging Markets Equity Select ETF (RNEM)

	Six Months Ended 9/30/2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$44.78	$48.61	$49.21	$37.80	$50.89	$54.94
Income from investment operations:
Net investment income (loss)	1.03 (a)	1.57	1.61	1.15	1.50	1.10
Net realized and unrealized gain (loss)	2.97	(4.13)	(0.67)	11.64	(13.22)	(3.62)
Total from investment operations	4.00	(2.56)	0.94	12.79	(11.72)	(2.52)
Distributions paid to shareholders from:
Net investment income	(0.78)	(1.27)	(1.20)	(1.38)	(1.37)	(1.19)
Net realized gain	—	—	—	—	—	(0.34)
Return of capital	—	—	(0.34)	—	—	—
Total distributions	(0.78)	(1.27)	(1.54)	(1.38)	(1.37)	(1.53)
Net asset value, end of period	$48.00	$44.78	$48.61	$49.21	$37.80	$50.89
Total return (b)	8.93%	(4.97)%	1.91%	34.44%	(23.66)%	(4.48)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$33,600	$8,956	$7,292	$7,381	$7,561	$12,723
Ratio of total expenses to average net assets	0.75% (c)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	4.33% (c)	3.61%	3.30%	2.94%	2.83%	2.04%
Portfolio turnover rate (d)	16%	65%	72%	75%	82%	69%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Large Cap US Equity Select ETF (RNLC)

	Six Months Ended 9/30/2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$30.99	$33.35	$30.22	$18.85	$22.12	$21.54
Income from investment operations:
Net investment income (loss)	0.24 (a)	0.49	0.38	0.34	0.46	0.38
Net realized and unrealized gain (loss)	(0.04) (b)	(2.38)	3.13	11.39	(3.27)	0.56
Total from investment operations	0.20	(1.89)	3.51	11.73	(2.81)	0.94
Distributions paid to shareholders from:
Net investment income	(0.25)	(0.47)	(0.38)	(0.36)	(0.46)	(0.36)
Net asset value, end of period	$30.94	$30.99	$33.35	$30.22	$18.85	$22.12
Total return (c)	0.63%	(5.57)%	11.62%	62.65%	(12.98)%	4.45%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,018	$17,046	$21,678	$25,689	$15,081	$18,800
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.54% (d)	1.60%	1.13%	1.41%	2.03%	1.72%
Portfolio turnover rate (e)	13%	30%	21%	34%	24%	28%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Mid Cap US Equity Select ETF (RNMC)

	Six Months Ended 9/30/2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.55	$29.40	$27.75	$15.85	$21.31	$21.18
Income from investment operations:
Net investment income (loss)	0.25 (a)	0.49	0.35	0.33	0.39	0.32
Net realized and unrealized gain (loss)	(0.01)	(1.84)	1.65	11.90	(5.45)	0.12
Total from investment operations	0.24	(1.35)	2.00	12.23	(5.06)	0.44
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.50)	(0.35)	(0.33)	(0.40)	(0.31)
Net asset value, end of period	$27.60	$27.55	$29.40	$27.75	$15.85	$21.31
Total return (b)	0.85%	(4.47)%	7.26%	77.60%	(24.23)%	2.16%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,941	$12,397	$16,171	$16,647	$11,096	$13,853
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.78% (c)	1.71%	1.22%	1.46%	1.76%	1.70%
Portfolio turnover rate (d)	20%	51%	43%	60%	43%	42%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Small Cap US Equity Select ETF (RNSC)

	Six Months Ended 9/30/2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$26.56	$28.97	$28.18	$14.87	$20.84	$20.88
Income from investment operations:
Net investment income (loss)	0.35 (a)	0.56	0.46	0.28	0.36	0.46
Net realized and unrealized gain (loss)	(1.09)	(2.42)	0.78	13.34	(5.98)	(0.09)
Total from investment operations	(0.74)	(1.86)	1.24	13.62	(5.62)	0.37
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.55)	(0.45)	(0.31)	(0.35)	(0.41)
Net asset value, end of period	$25.52	$26.56	$28.97	$28.18	$14.87	$20.84
Total return (b)	(2.80)%	(6.28)%	4.39%	92.49%	(27.51)%	1.78%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$26,799	$27,887	$21,725	$9,864	$5,946	$5,210
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.65% (c)	2.22%	1.79%	1.37%	1.97%	2.25%
Portfolio turnover rate (d)	23%	72%	49%	71%	52%	52%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
US Equity Dividend Select ETF (RNDV)

	Six Months Ended 9/30/2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$28.37	$30.48	$28.07	$17.50	$21.73	$21.09
Income from investment operations:
Net investment income (loss)	0.41 (a)	0.79	0.64	0.58	0.73	0.78
Net realized and unrealized gain (loss)	(1.00)	(2.14)	2.40	10.61	(4.24)	0.58
Total from investment operations	(0.59)	(1.35)	3.04	11.19	(3.51)	1.36
Distributions paid to shareholders from:
Net investment income	(0.42)	(0.76)	(0.63)	(0.62)	(0.72)	(0.72)
Net asset value, end of period	$27.36	$28.37	$30.48	$28.07	$17.50	$21.73
Total return (b)	(2.11)%	(4.28)%	10.86%	64.82%	(16.81)%	6.64%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,995	$25,534	$18,291	$8,422	$4,375	$5,434
Ratio of total expenses to average net assets	0.50% (c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.88% (c)	3.00%	2.33%	2.65%	3.23%	2.98%
Portfolio turnover rate (d)	24%	52%	41%	89%	78%	98%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-two exchange-traded funds that are offering shares. This report covers the five funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust and listed and traded on Nasdaq, Inc. (“Nasdaq”).

Emerging Markets Equity Select ETF – (ticker “RNEM”)
Large Cap US Equity Select ETF – (ticker “RNLC”)
Mid Cap US Equity Select ETF – (ticker “RNMC”)
Small Cap US Equity Select ETF – (ticker “RNSC”)
US Equity Dividend Select ETF – (ticker “RNDV”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
Emerging Markets Equity Select ETF	Nasdaq Riskalyze Emerging MarketsTM Index
Large Cap US Equity Select ETF	Nasdaq Riskalyze US Large CapTM Index
Mid Cap US Equity Select ETF	Nasdaq Riskalyze US Mid CapTM Index
Small Cap US Equity Select ETF	Nasdaq Riskalyze US Small CapTM Index
US Equity Dividend Select ETF	Nasdaq Riskalyze US Large Cap Select DividendTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the value of similar foreign securities traded on other foreign markets;
 2)
ADR trading of similar securities;
 3)
closed-end fund or exchange-traded fund trading of similar securities;
 4)
foreign currency exchange activity;
 5)
the trading prices of financial products that are tied to baskets of foreign securities;
 6)
factors relating to the event that precipitated the pricing problem;
 7)
whether the event is likely to recur;
 8)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
 9)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2023, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Prior to June 12, 2023, the Funds’ securities agent was Brown Brothers Harriman & Co. (“BBH”). Effective June 12, 2023 the Bank of New York Mellon (“BNYM”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2023, only RNSC had securities in the securities lending program. During the six months ended September 30, 2023, only RNSC participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNYM to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNYM.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended September 30, 2023, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
Emerging Markets Equity Select ETF	$254,643	$—	$—
Large Cap US Equity Select ETF	305,626	—	—
Mid Cap US Equity Select ETF	277,601	—	—
Small Cap US Equity Select ETF	545,516	—	—
US Equity Dividend Select ETF	571,256	—	—
As of March 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity Select ETF	$32,465	$(1,750,106)	$107,744
Large Cap US Equity Select ETF	19,487	(1,989,412)	80,766
Mid Cap US Equity Select ETF	7,814	(2,665,399)	(784,908)
Small Cap US Equity Select ETF	37,020	(2,797,779)	(872,550)
US Equity Dividend Select ETF	63,315	(1,226,146)	(841,690)
H. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.
Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. Subsequent to the Indian Finance Act, 2020, “The Taxation and Other Laws (Relaxation and Amendment of Certain Provisions) Bill, 2020” (the “Bill”) was enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund. The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of September 30, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
Emerging Markets Equity Select ETF	$1,750,106
Large Cap US Equity Select ETF	1,989,412
Mid Cap US Equity Select ETF	2,665,399
Small Cap US Equity Select ETF	2,797,779
US Equity Dividend Select ETF	1,226,146
As of September 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity Select ETF	$33,039,866	$2,400,785	$(1,817,683)	$583,102
Large Cap US Equity Select ETF	16,939,812	1,679,082	(1,631,420)	47,662
Mid Cap US Equity Select ETF	18,756,231	1,011,722	(1,856,497)	(844,775)
Small Cap US Equity Select ETF	28,523,770	2,018,804	(3,711,927)	(1,693,123)
US Equity Dividend Select ETF	26,982,025	1,246,454	(2,317,387)	(1,070,933)
I. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
First Trust has entered into licensing agreements with Nitrogen Wealth, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. Prior to June 12, 2023, First Trust also provided fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which was covered under the annual unitary management fee. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	RNEM
Fund net assets up to and including $2.5 billion	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%
Fund net assets greater than $10 billion	0.67500%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
Breakpoints	RNLC	RNMC	RNSC	RNDV
Fund net assets up to and including $2.5 billion	0.600%	0.600%	0.600%	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%	0.585%	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%	0.570%	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%	0.555%	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%	0.540%	0.540%	0.4500%
Fund net assets greater than $15 billion	0.510%	0.510%	0.510%	0.4250%
Effective June 12, 2023, the Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Prior to June 12, 2023, the Trust had multiple service agreements with BBH. Under the service agreements, BBH performed custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH was responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH was responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH was responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended September 30, 2023, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Emerging Markets Equity Select ETF	$23,349,347	$3,809,100
Large Cap US Equity Select ETF	2,132,803	2,133,915
Mid Cap US Equity Select ETF	2,737,745	2,697,173
Small Cap US Equity Select ETF	6,481,991	6,407,393
US Equity Dividend Select ETF	6,122,514	6,129,798
For the six months ended September 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
Emerging Markets Equity Select ETF	$4,739,632	$—
Large Cap US Equity Select ETF	1,546,931	1,609,458
Mid Cap US Equity Select ETF	7,086,489	1,413,566
Small Cap US Equity Select ETF	6,559,751	6,498,331
US Equity Dividend Select ETF	4,351,365	2,933,690
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process:the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2024.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
First Trust Advisors L.P. (“FTA”) previously announced that the Board of Trustees of First Trust Exchange-Traded Fund VI (“Trust”) voted to approve a change to the investment strategy, name and ticker symbol for US Equity Dividend Select ETF (the “Fund”), an index-based exchange-traded fund and a series of the Trust. Beginning on October 3, 2023, the Fund will seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the S&P 500® Sector-Neutral Dividend Aristocrats Index (the “New Index”). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Select DividendTM Index. According to S&P Dow Jones Indices, LLC, the index provider of the New Index, the New Index measures the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
performance of companies within the S&P 500® Index that have demonstrated stable or increasing dividend per share amounts. The New Index also seeks to mirror the Global Industry Classification Standard (GICS®) sector weighting represented in the S&P 500® Index. Additionally, beginning on October 3, 2023, the Fund’s name will change to First Trust S&P 500 Diversified Dividend Aristocrats ETF and its new ticker symbol will be KNGZ. The Fund’s CUSIP is not expected to change. The Fund’s shares will continue to be listed for trading on Nasdaq, Inc.

Additional Information
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to:possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Advisory Agreements
Board Considerations Regarding Approval of the Continuation of the Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):

Emerging Markets Equity Select ETF (RNEM)
Large Cap US Equity Select ETF (RNLC)
Mid Cap US Equity Select ETF (RNMC)
Small Cap US Equity Select ETF (RNSC)
US Equity Dividend Select ETF (RNDV)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2024 at a meeting held on June 4–5, 2023.  The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements.  At meetings held on April 17, 2023 and June 4–5, 2023, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined:the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program.  The Board reviewed initial materials with the Advisor at the meeting held on April 17, 2023, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor.  Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 4–5, 2023 meeting, as well as at the June meeting.  The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective.  The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
information to renew the Agreement.  The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.  The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services.  In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions.  The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds.  Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 17, 2023 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex.  In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Agreement for the services provided.  The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.  The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable.  Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point.  Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group.  With respect to the Expense Groups, the Board, at the April 17, 2023 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors.  The Board took these limitations and differences into account in considering the peer data.  With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability.  In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund.  The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds.  The Board determined that this process continues to be effective for reviewing each Fund’s performance.  The Board received and reviewed information for periods ended December 31, 2022 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index.  With respect to RNDV, the Board noted that during 2023, it approved changes to the Fund’s investment objective and, effective on or around October 3, 2023, the Fund will change its name and ticker symbol and begin tracking the S&P 500 Sector-Neutral Dividend Aristocrats Index.  Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range.  In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index.  However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale.  The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds.  The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff.  The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds.  The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels.  The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2022 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period.  The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable.  In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds.  The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds.  The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee.  The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund.  No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2023 (Unaudited)
Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended
September 30, 2023

First Trust Exchange-Traded Fund VI

First Trust Indxx Medical Devices ETF (MDEV)

First Trust Indxx Medical Devices ETF (MDEV)
Semi-Annual Report
September 30, 2023
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (First Trust Indxx Medical Devices ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the Fund’s performance. The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that:informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Indxx Medical Devices ETF (MDEV)
Semi-Annual Letter from the Chairman and CEO
September 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Indxx Medical Devices ETF (the “Fund”), which contains detailed information about the Fund for the six months ended September 30, 2023.
A famous financial industry quote came to mind as I was sizing up the current business climate:“Wall Street has a few prudent principles; the trouble is that they are always forgotten when they are most needed.” The past year has been a time when those who stuck with their principles were rewarded, in my opinion. The financial markets continue to battle a myriad of headwinds, from geopolitical uncertainty resulting from war (Israel and Hamas and the conflict between Russia and Ukraine), to slowing global economic growth and inflation. Inflation, for one, has remained persistently high. A common measure of inflation is the 12-month rate of change in the Consumer Price Index (“CPI”). The CPI stood at 3.7% on September 30, 2023, significantly lower than its most recent high of 9.1% set on June 30, 2022, but up from its most recent low of 3.0% on June 30, 2023. Considering this, as well as other better-than-expected economic data, the Federal Reserve recently noted that the Federal Funds target rate will need to remain elevated for a longer period than previously expected.
As many investors are likely aware, a higher Federal Funds target rate has deep implications for consumers. Perhaps the most obvious area impacted by higher rates is housing. The national average for a 30-year mortgage stood at 7.99% as of October 18, 2023, up from 3.22% on October 20, 2021. Higher mortgage rates, coupled with high home prices, are stretching U.S. home affordability. The monthly payment on a median-priced home ($407,100 in August 2023) with a 20% down payment, and a mortgage rate of 7.99%, comes in at $2,387. It is not just mortgage rates that are pressuring the budgets of U.S. households. Debt payments on car loans and credit cards are showing signs of weakness as well. Data from the Federal Reserve Bank of New York revealed that the rate of new credit card and new auto loan delinquencies stood at 7.2% and 7.3%, respectively, in the second quarter of 2023 (most recent data), surpassing pre-pandemic levels.
While headwinds to the global economy exist, not all the news is bad. Driven by technological developments in artificial intelligence, the U.S. equity markets have had a phenomenal year. Year-to-date through September 30, 2023, the S&P 500® Index has enjoyed a total return of 13.07%. Additionally, the U.S. exported a record 20.4 billion cubic feet per day (“Bcf/d”) of natural gas and 11.6 Bcf/d of liquefied natural gas (“LNG”) over the first six months of the year, making the U.S. the world’s largest exporter of LNG during this period. It can be tempting to deviate from fundamentals when times get tough, but we continue to encourage investors to hold fast to their principles; they will serve you for years to come.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Indxx Medical Devices ETF (MDEV)
Semi-Annual Report
September 30, 2023
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.
State of the Global Economy
The latest global growth forecast from the International Monetary Fund (“IMF”) released in October 2023 sees real gross domestic product growth rising by 3.0% worldwide in 2023, up from its 2.9% projection in January 2023. The IMF is currently forecasting a 2.1% growth rate for the U.S., up from its January 2023 estimate of 1.4%. Emerging Market and Developing Economies are expected to grow by 4.0% this year, unchanged from the IMF’s 4.0% estimate in January 2023. The IMF notes that risks to their global outlook remain tilted to the downside, citing the real estate crisis in China, the potential for increased volatility among commodity prices, and uncomfortably high inflation, among other reasons, for their outlook.
In the U.S., inflation, as measured by the Consumer Price Index (“CPI”), stood at 3.7% on a trailing 12-month basis at the end of September 2023, according to the U.S. Bureau of Labor Statistics. While this is significantly lower than the most recent high of 9.1% in June 2022, the September CPI reading reflects a re-acceleration in the metric when compared to its most recent low of 3.0% set on June 30, 2023.
Performance of Global Stocks and Bonds
The major U.S. stock indices delivered mixed results over the past six months. The S&P 500® (the “Index”), S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 5.18%, 0.45% and -1.71%, respectively, for the six-month period ended September 30, 2023. Seven of the 11 major sectors that comprise the Index were positive on a total return basis. The top performer was the Communication Services sector, up 16.54%, while the worst showing came from the Utilities sector, down 11.54%.
A Bloomberg survey of twenty-two equity strategists found that their average 2023 year-end price target for the Index was 4,370 as of October 18, 2023, according to its own release. The highest and lowest estimates were 4,900 and 3,700, respectively. The Index closed trading on September 29, 2023, at 4,288.05. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for the 2023 and 2024 calendar years stood at -2.83% and 11.89%, respectively, as of October 13, 2023.
The broader foreign stock indices experienced negative total returns over the past six months. For the six months ended September 30, 2023, the MSCI World ex USA and MSCI Emerging Markets equity indices posted total returns of -1.20% (USD) and -2.05% (USD), respectively, according to Bloomberg. The major foreign bond indices were also down over the same period. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of -5.06% (USD), while the Bloomberg EM Hard Currency Aggregate Index of emerging markets debt fell by 1.18% (USD), according to Bloomberg. The U.S. dollar rose 3.58% over the past six months against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The increase in the dollar proved to be a headwind to the performance of both foreign stock and bond indices, in our opinion.
Results were mixed in the U.S. bond market over the period. The top performing major debt group we track was intermediate U.S. high yield bonds. The Bloomberg Intermediate U.S. High Yield Index posted a total return of 2.29% for the six-month period ended September 30, 2023. The worst performing U.S. debt group that we track was municipal bonds. The Bloomberg Long Municipal Bond (22+) Index posted a total return of -6.03%. The yield on the benchmark 10-Year Treasury Note (“T-Note”) rose by 110 basis points in the period to close at 4.57% on September 29, 2023, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.27% for the 10-year period ended September 30, 2023.

Fund Performance Overview (Unaudited)
First Trust Indxx Medical Devices ETF (MDEV)
The First Trust Indxx Medical Devices ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Indxx Global Medical Equipment Index (the “Index”). The shares of the Fund are listed and traded on Cboe BZX Exchange, Inc. under the ticker symbol “MDEV.”
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Index is developed, maintained and sponsored by Indxx, Inc. (the “Index Provider”). The Index is composed of common stock and depositary receipts issued by U.S. and non-U.S. companies that comprise the medical devices industry, as determined by the Index Provider. According to the Index Provider, companies comprising the medical devices industry are those companies that focus on developing equipment, instruments, and machines to diagnose, monitor, and treat diseases.

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/23	1 Year Ended 9/30/23	Inception (6/22/21) to 9/30/23	Inception (6/22/21) to 9/30/23
Fund Performance
NAV	-11.62%	10.62%	-13.67%	-28.41%
Market Price	-11.44%	10.88%	-13.62%	-28.33%
Index Performance
Indxx Global Medical Equipment Index	-11.28%	11.02%	-13.14%	-27.42%
MSCI World Health Care Index	-0.40%	10.88%	0.67%	1.54%
MSCI World Index	3.13%	21.95%	-0.63%	-1.44%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under the Securities and Exchange Commission’s rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Indxx and the Index are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Medical Devices ETF (MDEV) (Continued)

Sector Allocation	% of Total Long-Term Investments
Health Care	100.0%
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
STERIS PLC	2.7%
Koninklijke Philips N.V.	2.7
Intuitive Surgical, Inc.	2.5
Alcon, Inc.	2.5
Demant A/S	2.4
WuXi AppTec Co., Ltd., Class H	2.4
West Pharmaceutical Services, Inc.	2.4
Exact Sciences Corp.	2.4
Boston Scientific Corp.	2.4
Becton, Dickinson & Co.	2.3
Total	24.7%

Performance of a $10,000 Initial Investment
June 22, 2021 - September 30, 2023
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
6/22/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
$10,154
$9,856
$7,258
$7,159
First Trust Indxx Medical Devices ETF
Indxx Global Medical Equipment Index
MSCI World Health Care Index
MSCI World Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

First Trust Indxx Medical Devices ETF (MDEV)
Understanding Your Fund Expenses
September 30, 2023 (Unaudited)
As a shareholder of First Trust Indxx Medical Devices ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Indxx Medical Devices ETF (MDEV)
Actual	$1,000.00	$883.80	0.70%	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	0.70%	$3.54

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(April 1, 2023 through September 30, 2023), multiplied by 183/366 (to reflect the six-month period).

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Biotechnology — 2.4%
625	Exact Sciences Corp. (b)	$42,637
	Health Care Equipment & Supplies — 75.5%
401	Abbott Laboratories	38,837
579	Alcon, Inc. (CHF)	44,873
122	Align Technology, Inc. (b)	37,249
969	Baxter International, Inc.	36,570
163	Becton, Dickinson & Co.	42,140
391	BioMerieux (EUR)	37,957
806	Boston Scientific Corp. (b)	42,557
298	Carl Zeiss Meditec AG (EUR)	26,093
250	Cochlear Ltd. (AUD)	41,040
301	Coloplast A/S, Class B (DKK)	31,899
112	Cooper (The) Cos., Inc.	35,617
1,055	Demant A/S (DKK) (b)	43,759
1,014	DENTSPLY SIRONA, Inc.	34,638
361	Dexcom, Inc. (b)	33,681
495	Edwards Lifesciences Corp. (b)	34,294
2,537	Fisher & Paykel Healthcare Corp., Ltd. (NZD)	32,814
507	GE HealthCare Technologies, Inc.	34,496
496	Hologic, Inc. (b)	34,422
394	Hoya Corp. (JPY)	40,405
131	Insulet Corp. (b)	20,893
156	Intuitive Surgical, Inc. (b)	45,597
2,443	Koninklijke Philips N.V. (EUR) (c)	48,987
218	Masimo Corp. (b)	19,114
517	Medtronic PLC	40,512
2,240	Olympus Corp. (JPY)	29,102
150	Penumbra, Inc. (b)	36,286
186	ResMed, Inc.	27,504
161	Shockwave Medical, Inc. (b)	32,055
709	Siemens Healthineers AG (EUR) (d) (e)	35,980
2,772	Smith & Nephew PLC (GBP)	34,599
134	Sonova Holding AG (CHF)	31,870
224	STERIS PLC	49,150
271	Straumann Holding AG (CHF)	34,698
143	Stryker Corp.	39,078
578	Sysmex Corp. (JPY)	27,589
158	Teleflex, Inc.	31,033
1,430	Terumo Corp. (JPY)	37,922
315	Zimmer Biomet Holdings, Inc.	35,349
		1,360,659
	Health Care Providers & Services — 1.9%
1,159	Amplifon S.p.A. (EUR)	34,457
Shares	Description	Value

	Life Sciences Tools & Services — 20.0%
300	Agilent Technologies, Inc.	$33,546
87	Bio-Rad Laboratories, Inc., Class A (b)	31,185
166	Danaher Corp.	41,185
26	Mettler-Toledo International, Inc. (b)	28,810
304	Revvity, Inc.	33,653
131	Sartorius Stedim Biotech (EUR)	31,301
71	Thermo Fisher Scientific, Inc.	35,938
136	Waters Corp. (b)	37,292
115	West Pharmaceutical Services, Inc.	43,149
3,652	WuXi AppTec Co., Ltd., Class H (HKD) (d) (e)	43,721
		359,780

	Total Investments — 99.8%	1,797,533
	(Cost $2,475,839)
	Net Other Assets and Liabilities — 0.2%	4,499
	Net Assets — 100.0%	$1,802,032

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	Non-income producing security which makes payment-in- kind (“PIK”) distributions. For the six months ended September 30, 2023, the Fund received 104 PIK shares of Koninklijke Philips N.V.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NZD	– New Zealand Dollar

See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
United States Dollar	61.7%
Euro	12.0
Japanese Yen	7.5
Swiss Franc	6.2
Danish Krone	4.2
Hong Kong Dollar	2.4
Australian Dollar	2.3
British Pound Sterling	1.9
New Zealand Dollar	1.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,797,533	$ 1,797,533	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Statement of Assets and Liabilities
September 30, 2023 (Unaudited)

ASSETS:
Investments, at value	$1,797,533
Cash	3,506
Receivables:
Dividends	1,711
Reclaims	358
Total Assets	1,803,108

LIABILITIES:
Investment advisory fees payable	1,076
Total Liabilities	1,076
NET ASSETS	$1,802,032

NET ASSETS consist of:
Paid-in capital	$2,835,932
Par value	1,000
Accumulated distributable earnings (loss)	(1,034,900)
NET ASSETS	$1,802,032
NET ASSET VALUE, per share	$18.02
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	100,002
Investments, at cost	$2,475,839
See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Statement of Operations
For the Six Months Ended September 30, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends	$7,182
Foreign withholding tax	(1,315)
Total investment income	5,867

EXPENSES:
Investment advisory fees	7,062
Total expenses	7,062
NET INVESTMENT INCOME (LOSS)	(1,195)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(161,540)
Foreign currency transactions	(162)
Net realized gain (loss)	(161,702)
Net change in unrealized appreciation (depreciation) on:
Investments	(74,585)
Foreign currency translation	39
Net change in unrealized appreciation (depreciation)	(74,546)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(236,248)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(237,443)
See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Statements of Changes in Net Assets

	Six Months Ended 9/30/2023 (Unaudited)	Year Ended 3/31/2023
OPERATIONS:
Net investment income (loss)	$(1,195)	$729
Net realized gain (loss)	(161,702)	(176,064)
Net change in unrealized appreciation (depreciation)	(74,546)	(27,568)
Net increase (decrease) in net assets resulting from operations	(237,443)	(202,903)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	—
Cost of shares redeemed	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	—	—
Total increase (decrease) in net assets	(237,443)	(202,903)

NET ASSETS:
Beginning of period	2,039,475	2,242,378
End of period	$1,802,032	$2,039,475

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,002	100,002
Shares sold	—	—
Shares redeemed	—	—
Shares outstanding, end of period	100,002	100,002
See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 9/30/2023 (Unaudited)	Year Ended 3/31/2023	Period Ended 3/31/2022 (a)

Net asset value, beginning of period	$20.39	$22.42	$25.17
Income from investment operations:
Net investment income (loss)	(0.01) (b)	0.01	(0.46)
Net realized and unrealized gain (loss)	(2.36)	(2.04)	(2.29)
Total from investment operations	(2.37)	(2.03)	(2.75)
Net asset value, end of period	$18.02	$20.39	$22.42
Total return (c)	(11.62)%	(9.05)%	(10.93)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,802	$2,039	$2,242
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70% (d)
Ratio of net investment income (loss) to average net assets	(0.12)% (d)	0.04%	(0.36)% (d)
Portfolio turnover rate (e)	13%	22%	13%

(a)	Inception date is June 22, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-two exchange-traded funds that are offering shares. This report covers the First Trust Indxx Medical Devices ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “MDEV” on the CBOE BZX Exchange, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The investment objective of the Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Indxx Global Medical Equipment Index. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. There can be no assurances that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is

Notes to Financial Statements (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2023 (Unaudited)
unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the value of similar foreign securities traded on other foreign markets;
 2)
ADR trading of similar securities;
 3)
closed-end fund or exchange-traded fund trading of similar securities;
 4)
foreign currency exchange activity;
 5)
the trading prices of financial products that are tied to baskets of foreign securities;
 6)
factors relating to the event that precipitated the pricing problem;
 7)
whether the event is likely to recur;
 8)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
 9)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2023 (Unaudited)
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of September 30, 2023, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and is included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
There were no distributions paid during the fiscal year ended March 31, 2023.
As of March 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(186,936)
Net unrealized appreciation (depreciation)	(610,521)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net

Notes to Financial Statements (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2023 (Unaudited)
realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022 and 2023 remain open to federal and state audit. As of September 30, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2023, for federal income tax purposes, the Fund had $186,936 of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
As of September 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,475,839	$22,174	$(700,480)	$(678,306)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
First Trust has entered into a license agreement with Indxx, Inc. (the “Licensor”), for the Fund. The license agreement allows for the use by First Trust of the Fund’s index and of certain trademarks and trade names of the Licensor. The Fund is a sub-licensee to the applicable agreement.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust, on behalf of the Fund, and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), expenses associated with short sales transactions and extraordinary expenses. Prior to June 12, 2023, First Trust also provided fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which was covered under the annual unitary management fee. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2023 (Unaudited)
Breakpoints
Fund net assets up to and including $2.5 billion	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%
Fund net assets greater than $10 billion	0.6300%
Effective June 12, 2023, the Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Prior to June 12, 2023, the Trust had multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performed custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH was responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH was responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH was responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended September 30, 2023, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $251,350 and $250,747, respectively.
For the six months ended September 30, 2023, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process:the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of

Notes to Financial Statements (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2023 (Unaudited)
shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2024.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2023 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2023 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to:possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2023 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Advisory Agreement
Board Considerations Regarding Approval of the Continuation of the Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the First Trust Indxx Medical Devices ETF (the “Fund”).  The Board approved the continuation of the Agreement for a one-year period ending June 30, 2024 at a meeting held on June 4–5, 2023.  The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements.  At meetings held on April 17, 2023 and June 4–5, 2023, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined:  the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program.  The Board reviewed initial materials with the Advisor at the meeting held on April 17, 2023, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor.  Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 4–5, 2023 meeting, as well as at the June meeting.  The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund’s perspective.  The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement.  The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.  The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services.  In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940

Additional Information (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2023 (Unaudited)
Act, as well as the Fund’s compliance with its investment objective, policies and restrictions.  The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund.  Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 17, 2023 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex.  In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Agreement for the services provided.  The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.  The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable.  Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point.  Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group.  With respect to the Expense Group, the Board, at the April 17, 2023 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors.  The Board took these limitations and differences into account in considering the peer data.  With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability.  In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund.  The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund.  The Board determined that this process continues to be effective for reviewing the Fund’s performance.  The Board received and reviewed information for the one-year period ended December 31, 2022 regarding the performance of the Fund’s underlying index, the correlation between the Fund’s performance and that of its underlying index, the Fund’s tracking difference and the Fund’s excess return as compared to its benchmark index.  Based on the information provided and its ongoing review of performance, the Board concluded that the Fund was correlated to its underlying index and that the tracking difference for the Fund was within a reasonable range.  In addition, the Board reviewed data prepared by Broadridge comparing the Fund’s performance to that of the Performance Universe and to that of a broad-based benchmark index and noted the Advisor’s discussion of the Fund’s performance at the April 17, 2023 meeting.  However, given the Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale.  The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds.  The Board considered  the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff.  The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund.  The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels.  The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2022 and the estimated profitability level for the Fund calculated by the Advisor

Additional Information (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2023 (Unaudited)
based on such data, as well as complex-wide and product-line profitability data, for the same period.  The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable.  In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund.  The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund.  The Board also considered the Advisor’s compensation for fund reporting services provided to the Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee.  The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund.  No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)       Not applicable.

(b)       Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 5, 2023
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 5, 2023

* Print the name and title of each signing officer under his or her signature.